UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 20% Portfolio

September 30, 2013

1.837319.107

VF20-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 24.1%
	Shares	Value
Domestic Equity Funds - 17.4%
Fidelity Air Transportation Portfolio (c)	8,696	$ 456,982
Fidelity Automotive Portfolio (c)	22,494	1,221,443
Fidelity Banking Portfolio (c)	171,399	4,110,150
Fidelity Biotechnology Portfolio (c)	1,034	181,351
Fidelity Blue Chip Growth Fund (c)	3,142	183,516
Fidelity Brokerage & Investment Management Portfolio (c)	85,333	5,489,489
Fidelity Capital Appreciation Fund (c)	116,417	4,189,843
Fidelity Chemicals Portfolio (c)	6,441	887,487
Fidelity Communications Equipment Portfolio (c)	77,066	2,134,734
Fidelity Computers Portfolio (c)	21,263	1,430,765
Fidelity Construction & Housing Portfolio (c)	930	51,571
Fidelity Consumer Discretionary Portfolio (c)	183,808	6,032,582
Fidelity Consumer Finance Portfolio (c)	139,193	2,334,272
Fidelity Consumer Staples Portfolio (c)	87,972	7,831,250
Fidelity Contrafund (c)	295	27,545
Fidelity Defense & Aerospace Portfolio (c)	1,229	139,193
Fidelity Disciplined Equity Fund (c)	496	14,739
Fidelity Dividend Growth Fund (c)	529	17,561
Fidelity Electronics Portfolio (c)	42,812	2,498,534
Fidelity Energy Portfolio (c)	97,877	5,968,528
Fidelity Energy Service Portfolio (a)(c)	56,283	4,679,971
Fidelity Environmental & Alternative Energy Portfolio (c)	11,014	231,630
Fidelity Equity Dividend Income Fund (c)	717	16,357
Fidelity Equity-Income Fund (c)	14,900	826,376
Fidelity Financial Services Portfolio (c)	38,179	2,828,328
Fidelity Fund (c)	689	27,438
Fidelity Global Commodity Stock Fund (c)	3,747	51,780
Fidelity Gold Portfolio (a)(c)	29,065	620,535
Fidelity Growth & Income Portfolio (c)	111	2,848
Fidelity Growth Company Fund (c)	1,171	139,061
Fidelity Growth Discovery Fund (c)	56	1,095
Fidelity Health Care Portfolio (c)	58,087	10,512,592
Fidelity Independence Fund (c)	23,688	771,282
Fidelity Industrial Equipment Portfolio (c)	64,864	2,848,197
Fidelity Industrials Portfolio (c)	258,517	8,070,894
Fidelity Insurance Portfolio (c)	69,199	4,526,302
Fidelity IT Services Portfolio (c)	79,260	2,672,647
Fidelity Large Cap Stock Fund (c)	47,080	1,176,993
Fidelity Large Cap Value Fund (c)	10,194	146,688
Fidelity Leisure Portfolio (c)	4,332	539,597
Fidelity Leveraged Company Stock Fund (c)	196	7,845
Fidelity Magellan Fund (c)	384	34,302
Fidelity Materials Portfolio (c)	1,201	96,295
Fidelity Medical Delivery Portfolio (c)	164	11,318

	Shares	Value
Fidelity Medical Equipment & Systems Portfolio (c)	2,246	$ 78,462
Fidelity Mega Cap Stock Fund (c)	59,128	843,163
Fidelity Mid-Cap Stock Fund (c)	2,155	80,494
Fidelity Multimedia Portfolio (c)	34,995	2,637,907
Fidelity Natural Gas Portfolio (c)	147	5,434
Fidelity Natural Resources Portfolio (c)	873	32,789
Fidelity New Millennium Fund (c)	38,410	1,458,044
Fidelity OTC Portfolio (c)	50,898	3,833,605
Fidelity Pharmaceuticals Portfolio (c)	125,361	2,334,230
Fidelity Real Estate Investment Portfolio (c)	14,017	455,560
Fidelity Retailing Portfolio (c)	8,533	694,415
Fidelity Series Commodity Strategy Fund (a)(c)	1,089	8,726
Fidelity Small Cap Discovery Fund (c)	53,973	1,600,309
Fidelity Small Cap Growth Fund (c)	9,746	182,257
Fidelity Small Cap Stock Fund (c)	540	11,117
Fidelity Small Cap Value Fund (c)	88,860	1,686,562
Fidelity Software & Computer Services Portfolio (c)	96,385	10,509,836
Fidelity Telecom and Utilities Fund (c)	5,512	114,820
Fidelity Telecommunications Portfolio (c)	18,947	1,096,646
Fidelity Transportation Portfolio (c)	12,639	842,105
Fidelity Utilities Portfolio (c)	3,356	217,813
Fidelity Value Fund (c)	676	64,741
Spartan Extended Market Index Fund Investor Class (c)	286	14,431
Spartan Total Market Index Fund Investor Class (c)	3,458	172,262
VIP Energy Portfolio Investor Class (c)	106,089	2,489,905
VIP Mid Cap Portfolio Investor Class (c)	88	3,263
TOTAL DOMESTIC EQUITY FUNDS		117,510,802
International Equity Funds - 6.7%
Fidelity Canada Fund (c)	2,489	138,988
Fidelity China Region Fund (c)	13,701	469,132
Fidelity Diversified International Fund (c)	247,058	8,548,219
Fidelity Emerging Asia Fund (c)	74,650	2,205,172
Fidelity Emerging Markets Fund (c)	46,049	1,069,248
Fidelity Europe Capital Appreciation Fund (c)	38,201	842,713
Fidelity Europe Fund (c)	76,689	2,791,493
Fidelity International Capital Appreciation Fund (c)	78,880	1,231,319
Fidelity International Discovery Fund (c)	336,432	12,915,622
Fidelity International Real Estate Fund (c)	1,076	11,161
Fidelity International Small Cap Fund (c)	16,991	442,443
Fidelity International Small Cap Opportunities Fund (c)	172,457	2,312,645
Fidelity International Value Fund (c)	127,461	1,102,536
Fidelity Japan Fund (c)	3,321	40,086
Fidelity Japan Smaller Companies Fund (c)	73,618	1,039,490
Fidelity Nordic Fund (c)	34,851	1,449,104
Equity Funds - continued
	Shares	Value
International Equity Funds - continued
Fidelity Overseas Fund (c)	447	$ 16,912
Fidelity Pacific Basin Fund (c)	41,342	1,266,726
Spartan International Index Fund Investor Class (c)	199,716	7,882,801
TOTAL INTERNATIONAL EQUITY FUNDS		45,775,810
TOTAL EQUITY FUNDS (Cost $126,809,669)		163,286,612
Fixed-Income Funds - 50.8%

Fixed-Income Funds - 50.8%
Fidelity Floating Rate High Income Fund (c)	1,651,028	16,378,197
Fidelity Focused High Income Fund (c)	63,366	574,098
Fidelity High Income Fund (c)	564,500	5,215,981
Fidelity New Markets Income Fund (c)	72,776	1,157,873
Fidelity Real Estate Income Fund (c)	93,694	1,054,995
Spartan U.S. Bond Index Fund Investor Class (c)	27,812,717	319,011,860
TOTAL FIXED-INCOME FUNDS (Cost $337,300,755)		343,393,004
Money Market Funds - 25.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I 0.01% (c)	13,201,732	$ 13,201,732
Fidelity Institutional Prime Money Market Portfolio Class I 0.01% (b)(c)	123,971,724	123,971,724
Fidelity Select Money Market Portfolio 0.01% (c)	32,969,890	32,969,890
TOTAL MONEY MARKET FUNDS (Cost $170,143,346)		170,143,346
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $634,253,770)		676,822,962
NET OTHER ASSETS (LIABILITIES) - 0.0%		(112,991)
NET ASSETS - 100%		$ 676,709,971
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 127,877	$ 256,721	$ -	$ 3,306	$ 456,982
Fidelity Automotive Portfolio	308,146	778,021	-	-	1,221,443
Fidelity Banking Portfolio	4,462,144	150,990	1,581,189	8,644	4,110,150
Fidelity Biotechnology Portfolio	2,120,052	426,276	3,505,223	1,217	181,351
Fidelity Blue Chip Growth Fund	25,018	150,218	-	8,559	183,516
Fidelity Brokerage & Investment Management Portfolio	3,087,543	1,377,766	36,412	-	5,489,489
Fidelity Canada Fund	133,212	-	-	-	138,988
Fidelity Capital Appreciation Fund	3,420,328	-	-	-	4,189,843
Fidelity Chemicals Portfolio	252,832	539,659	-	11,140	887,487
Fidelity China Region Fund	942,464	303,156	800,000	-	469,132
Fidelity Commodity Strategy Fund	9,582	-	9,059	-	-
Fidelity Communications Equipment Portfolio	989,105	829,997	-	-	2,134,734
Fidelity Computers Portfolio	2,630,862	212,608	1,637,042	200,105	1,430,765
Fidelity Construction & Housing Portfolio	2,850,792	359,450	3,541,322	19,000	51,571
Fidelity Consumer Discretionary Portfolio	5,416,693	588,382	1,491,009	37,246	6,032,582
Fidelity Consumer Finance Portfolio	1,894,138	139,691	-	139,691	2,334,272
Fidelity Consumer Staples Portfolio	9,561,239	492,550	3,262,017	258,995	7,831,250
Fidelity Contrafund	22,323	664	-	214	27,545
Fidelity Defense & Aerospace Portfolio	106,144	986	-	986	139,193
Fidelity Disciplined Equity Fund	12,078	-	-	-	14,739
Fidelity Diversified International Fund	4,048,158	4,353,652	571,610	-	8,548,219
Fidelity Dividend Growth Fund	64,954	1,289	60,000	1,289	17,561
Fidelity Electronics Portfolio	1,954,310	86	-	86	2,498,534
Fidelity Emerging Asia Fund	4,509,583	529,645	2,622,110	-	2,205,172
Fidelity Emerging Markets Fund	1,846,153	563,544	1,200,000	-	1,069,248
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Energy Portfolio	$ 5,612,750	$ 1,519,860	$ 2,189,037	$ 12,711	$ 5,968,528
Fidelity Energy Service Portfolio	3,996,959	2,419,696	2,838,177	-	4,679,971
Fidelity Environmental & Alternative Energy Portfolio	187,492	330	-	330	231,630
Fidelity Equity Dividend Income Fund	13,834	159	-	159	16,357
Fidelity Equity-Income Fund	3,979,748	84,158	3,915,146	45,551	826,376
Fidelity Europe Capital Appreciation Fund	-	825,000	-	-	842,713
Fidelity Europe Fund	-	2,685,705	-	-	2,791,493
Fidelity Financial Services Portfolio	2,293,070	1,657,593	1,700,000	3,138	2,828,328
Fidelity Floating Rate High Income Fund	17,639,788	1,424,250	2,690,291	401,165	16,378,196
Fidelity Focused High Income Fund	2,159,339	249,910	1,784,209	80,531	574,098
Fidelity Fund	23,438	1,404	-	1,404	27,438
Fidelity Global Commodity Stock Fund	55,490	-	-	-	51,780
Fidelity Gold Portfolio	2,479,897	-	930,021	-	620,535
Fidelity Growth & Income Portfolio	-	304,331	310,719	1,217	2,848
Fidelity Growth Company Fund	109,155	185	-	185	139,061
Fidelity Growth Discovery Fund	-	1,095	-	-	1,095
Fidelity Health Care Portfolio	8,092,667	447,932	733,172	203,572	10,512,592
Fidelity High Income Fund	11,416,150	493,348	6,589,543	365,114	5,215,981
Fidelity Independence Fund	1,527,957	-	1,000,000	-	771,282
Fidelity Industrial Equipment Portfolio	2,639,807	560,193	900,000	5,227	2,848,197
Fidelity Industrials Portfolio	5,773,570	1,203,846	297,486	190,550	8,070,894
Fidelity Institutional Money Market Portfolio Class I	13,192,892	8,841	-	8,840	13,201,732
Fidelity Institutional Prime Money Market Portfolio Class I	104,987,825	45,666,344	26,682,445	25,240	123,971,725
Fidelity Insurance Portfolio	3,280,588	391,570	63,180	91,880	4,526,302
Fidelity International Capital Appreciation Fund	1,496,924	170,315	595,109	-	1,231,319
Fidelity International Discovery Fund	2,970,874	9,575,388	423,535	-	12,915,622
Fidelity International Real Estate Fund	311,876	353	320,000	353	11,161
Fidelity International Small Cap Fund	133,841	249,025	-	-	442,443
Fidelity International Small Cap Opportunities Fund	1,935,616	18,254	-	-	2,312,645
Fidelity International Value Fund	842,435	132,270	-	-	1,102,536
Fidelity IT Services Portfolio	1,987,075	9,785	-	9,785	2,672,647
Fidelity Japan Fund	32,647	-	-	-	40,086
Fidelity Japan Smaller Companies Fund	53,435	786,292	-	-	1,039,490
Fidelity Large Cap Stock Fund	277,248	921,281	115,952	26,570	1,176,993
Fidelity Large Cap Value Fund	119,361	122	-	122	146,688
Fidelity Leisure Portfolio	372,167	75,993	-	14,546	539,597
Fidelity Leveraged Company Stock Fund	6,305	30	-	30	7,845
Fidelity Magellan Fund	28,027	145	-	145	34,302
Fidelity Materials Portfolio	58,169	31,422	-	64	96,295
Fidelity Medical Delivery Portfolio	82,470	1,670	90,000	1,670	11,318
Fidelity Medical Equipment & Systems Portfolio	61,828	927	-	927	78,462
Fidelity Mega Cap Stock Fund	1,854,905	89,245	1,478,936	14,580	843,163
Fidelity Mid-Cap Stock Fund	62,726	666	-	666	80,494
Fidelity Multimedia Portfolio	2,249,300	379,635	737,349	-	2,637,907
Fidelity Natural Gas Portfolio	4,545	3	-	3	5,434
Fidelity Natural Resources Portfolio	102,164	-	80,000	-	32,789
Fidelity New Markets Income Fund	7,243,299	522,479	6,000,386	208,595	1,157,873
Fidelity New Millennium Fund	-	1,418,521	-	-	1,458,044
Fidelity Nordic Fund	1,140,763	-	29,722	-	1,449,104
Fidelity OTC Portfolio	-	3,635,198	113,067	311,845	3,833,605
Fidelity Overseas Fund	14,449	-	-	-	16,912
Fidelity Pacific Basin Fund	1,031,902	-	-	-	1,266,726
Fidelity Pharmaceuticals Portfolio	2,789,811	114,621	1,062,934	38,003	2,334,230
Fidelity Real Estate Income Fund	1,776,838	512,513	1,250,000	62,153	1,054,995
Fidelity Real Estate Investment Portfolio	1,834,819	536,084	2,030,068	11,264	455,560
Fidelity Retailing Portfolio	1,755,298	1,270	1,400,000	1,270	694,415
Fidelity Select Money Market Portfolio	32,966,488	3,403	-	3,402	32,969,890
Fidelity Series Commodity Strategy Fund	-	9,075	-	-	8,726
Fidelity Small Cap Discovery Fund	-	1,505,600	-	29,304	1,600,309
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Small Cap Growth Fund	$ 137,163	$ 19,424	$ -	$ 19,424	$ 182,257
Fidelity Small Cap Stock Fund	57,982	3,702	57,000	3,702	11,117
Fidelity Small Cap Value Fund	231,470	1,506,791	-	106,791	1,686,562
Fidelity Software & Computer Services Portfolio	7,655,739	2,480,243	2,351,739	-	10,509,836
Fidelity Technology Portfolio	1,231,264	1,681,621	3,132,088	24,594	-
Fidelity Telecom and Utilities Fund	3,147,009	18,452	3,495,117	18,453	114,820
Fidelity Telecommunications Portfolio	1,230,795	40,057	329,136	4,682	1,096,646
Fidelity Transportation Portfolio	522,151	149,084	-	6,331	842,105
Fidelity Utilities Portfolio	223,500	-	34,866	-	217,813
Fidelity Value Fund	-	62,996	-	-	64,741
Spartan Extended Market Index Fund Investor Class	11,334	87	-	87	14,431
Spartan International Index Fund Investor Class	6,524,768	336,486	-	-	7,882,801
Spartan Total Market Index Fund Investor Class	142,169	431	-	431	172,262
Spartan U.S. Bond Index Fund Investor Class	322,704,210	45,432,970	37,009,228	5,145,632	319,011,860
VIP Energy Portfolio Investor Class	2,737,608	842	750,000	842	2,489,905
VIP Mid Cap Portfolio Investor Class	2,642	30	-	30	3,263
Total	$ 652,415,555	$ 144,435,902	$ 135,826,651	$ 8,193,588	$ 676,822,962
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $634,726,442. Net unrealized appreciation aggregated $42,096,520, of which $47,018,198 related to appreciated investment securities and $4,921,678 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 50% Portfolio

September 30, 2013

1.837320.107

VF50-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.8%
	Shares	Value
Domestic Equity Funds - 38.7%
Fidelity Air Transportation Portfolio (c)	154,720	$ 8,130,537
Fidelity Automotive Portfolio (c)	356,109	19,336,715
Fidelity Banking Portfolio (c)	1,235,675	29,631,478
Fidelity Biotechnology Portfolio (c)	169,778	29,790,870
Fidelity Blue Chip Growth Fund (c)	134,603	7,862,160
Fidelity Brokerage & Investment Management Portfolio (c)	744,034	47,863,715
Fidelity Capital Appreciation Fund (c)	202,638	7,292,934
Fidelity Chemicals Portfolio (c)	113,165	15,593,009
Fidelity Communications Equipment Portfolio (c)	465,791	12,902,418
Fidelity Computers Portfolio (c)	384,485	25,872,023
Fidelity Construction & Housing Portfolio (c)	485,116	26,914,226
Fidelity Consumer Discretionary Portfolio (c)	1,254,037	41,157,508
Fidelity Consumer Finance Portfolio (c)	414,445	6,950,248
Fidelity Consumer Staples Portfolio (c)	779,993	69,434,996
Fidelity Contrafund (c)	7,558	705,145
Fidelity Defense & Aerospace Portfolio (c)	12,711	1,439,569
Fidelity Disciplined Equity Fund (c)	13,066	388,596
Fidelity Dividend Growth Fund (c)	4,258	141,319
Fidelity Electronics Portfolio (c)	133,674	7,801,186
Fidelity Energy Portfolio (c)	794,943	48,475,635
Fidelity Energy Service Portfolio (a)(c)	493,578	41,040,985
Fidelity Environmental & Alternative Energy Portfolio (c)	16,845	354,259
Fidelity Equity Dividend Income Fund (c)	539	12,291
Fidelity Equity-Income Fund (c)	261,464	14,500,771
Fidelity Financial Services Portfolio (c)	562,688	41,683,926
Fidelity Fund (c)	732	29,150
Fidelity Global Commodity Stock Fund (c)	4,552	62,907
Fidelity Gold Portfolio (a)(c)	5,877	125,477
Fidelity Growth & Income Portfolio (c)	801,964	20,634,536
Fidelity Growth Company Fund (c)	34,958	4,152,012
Fidelity Growth Discovery Fund (c)	166,966	3,279,207
Fidelity Health Care Portfolio (c)	312,445	56,546,262
Fidelity Independence Fund (c)	59,617	1,941,134
Fidelity Industrial Equipment Portfolio (c)	700,083	30,740,636
Fidelity Industrials Portfolio (c)	1,743,372	54,428,080
Fidelity Insurance Portfolio (c)	453,999	29,696,046
Fidelity IT Services Portfolio (c)	364,073	12,276,544
Fidelity Large Cap Stock Fund (c)	1,463,147	36,578,681
Fidelity Large Cap Value Fund (c)	32,599	469,097
Fidelity Leisure Portfolio (c)	24,981	3,111,417
Fidelity Leveraged Company Stock Fund (c)	772	30,836
Fidelity Magellan Fund (c)	114	10,169
Fidelity Materials Portfolio (c)	25,206	2,020,479
Fidelity Medical Delivery Portfolio (c)	97,815	6,749,206
Fidelity Medical Equipment & Systems Portfolio (c)	4,651	162,466
Fidelity Mega Cap Stock Fund (c)	2,336,895	33,324,121

	Shares	Value
Fidelity Mid Cap Value Fund (c)	19,161	$ 429,593
Fidelity Mid-Cap Stock Fund (c)	22,929	856,628
Fidelity Multimedia Portfolio (c)	423,426	31,917,875
Fidelity Nasdaq Composite Index Fund (c)	10,376	523,696
Fidelity Natural Gas Portfolio (c)	5,844	215,460
Fidelity Natural Resources Portfolio (c)	3,468	130,262
Fidelity New Millennium Fund (c)	582,009	22,093,072
Fidelity OTC Portfolio (c)	523,124	39,401,728
Fidelity Pharmaceuticals Portfolio (c)	1,164,893	21,690,302
Fidelity Real Estate Investment Portfolio (c)	4,961	161,226
Fidelity Retailing Portfolio (c)	126,754	10,315,279
Fidelity Series Commodity Strategy Fund (a)(c)	1,089	8,726
Fidelity Small Cap Discovery Fund (c)	828,508	24,565,257
Fidelity Small Cap Growth Fund (c)	4,726	88,380
Fidelity Small Cap Stock Fund (c)	8,372	172,221
Fidelity Small Cap Value Fund (c)	9,424	178,870
Fidelity Software & Computer Services Portfolio (c)	570,312	62,186,833
Fidelity Technology Portfolio (c)	350,552	42,528,939
Fidelity Telecom and Utilities Fund (c)	9,749	203,077
Fidelity Telecommunications Portfolio (c)	215,222	12,457,057
Fidelity Transportation Portfolio (c)	122,282	8,147,649
Fidelity Utilities Portfolio (c)	116,665	7,572,732
Fidelity Value Fund (c)	144,981	13,883,362
Fidelity Value Strategies Fund (c)	290	10,949
Spartan 500 Index Fund Investor Class (c)	2,930	175,442
Spartan Extended Market Index Fund Investor Class (c)	220,891	11,148,384
Spartan Total Market Index Fund Investor Class (c)	216,264	10,772,095
VIP Mid Cap Portfolio Investor Class (c)	8,743	325,429
TOTAL DOMESTIC EQUITY FUNDS		1,123,805,505
International Equity Funds - 16.1%
Fidelity Canada Fund (c)	2,618	146,158
Fidelity China Region Fund (c)	39,964	1,368,377
Fidelity Diversified International Fund (c)	1,651,330	57,136,011
Fidelity Emerging Asia Fund (c)	556,071	16,426,349
Fidelity Emerging Markets Fund (c)	589,125	13,679,475
Fidelity Europe Capital Appreciation Fund (c)	74,346	1,640,076
Fidelity Europe Fund (c)	1,809,315	65,859,067
Fidelity International Capital Appreciation Fund (c)	803,533	12,543,146
Fidelity International Discovery Fund (c)	3,191,734	122,530,672
Fidelity International Growth Fund (c)	485,064	5,117,426
Fidelity International Real Estate Fund (c)	14,408	149,414
Fidelity International Small Cap Fund (c)	979,930	25,517,376
Fidelity International Small Cap Opportunities Fund (c)	1,099,243	14,740,849
Fidelity International Value Fund (c)	1,147,538	9,926,203
Equity Funds - continued
	Shares	Value
International Equity Funds - continued
Fidelity Japan Fund (c)	179,334	$ 2,164,563
Fidelity Japan Smaller Companies Fund (c)	2,337,659	33,007,747
Fidelity Nordic Fund (c)	73,879	3,071,904
Fidelity Overseas Fund (c)	51,622	1,952,877
Fidelity Pacific Basin Fund (c)	295,986	9,069,019
Spartan International Index Fund Investor Class (c)	1,860,139	73,419,678
TOTAL INTERNATIONAL EQUITY FUNDS		469,466,387
Latin America Stock Funds - 0.0%
Fidelity Latin America Fund (c)	526	20,783
TOTAL EQUITY FUNDS (Cost $1,319,392,857)		1,593,292,675
Fixed-Income Funds - 38.6%

Fixed-Income Funds - 38.6%
Fidelity Floating Rate High Income Fund (c)	5,467,944	54,242,005
Fidelity Focused High Income Fund (c)	779,079	7,058,455
Fidelity High Income Fund (c)	2,361,361	21,818,977
Fidelity New Markets Income Fund (c)	457,489	7,278,653

	Shares	Value
Fidelity Real Estate Income Fund (c)	97,445	$ 1,097,233
Spartan U.S. Bond Index Fund Investor Class (c)	89,692,719	1,028,775,477
TOTAL FIXED-INCOME FUNDS (Cost $1,123,793,884)		1,120,270,800
Money Market Funds - 6.6%

Fidelity Institutional Prime Money Market Portfolio Class I 0.01% (b)(c)	182,187,394	182,187,394
Fidelity Select Money Market Portfolio 0.01% (c)	10,214,557	10,214,557
TOTAL MONEY MARKET FUNDS (Cost $192,401,951)		192,401,951
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,635,588,692)		2,905,965,426
NET OTHER ASSETS (LIABILITIES) - 0.0%		(479,542)
NET ASSETS - 100%		$ 2,905,485,884
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 1,234,173	$ 5,767,917	$ -	$ 3,387	$ 8,130,537
Fidelity Automotive Portfolio	1,978,745	15,770,047	-	-	19,336,715
Fidelity Banking Portfolio	20,914,954	5,202,385	1,863,272	41,042	29,631,478
Fidelity Biotechnology Portfolio	9,327,057	13,515,308	3,113,341	-	29,790,870
Fidelity Blue Chip Growth Fund	187,959	7,506,103	-	15,266	7,862,160
Fidelity Brokerage & Investment Management Portfolio	10,373,195	31,140,133	13,676	-	47,863,715
Fidelity Canada Fund	140,084	-	-	-	146,158
Fidelity Capital Appreciation Fund	11,839,589	-	7,000,000	-	7,292,934
Fidelity Chemicals Portfolio	5,007,055	13,576,449	4,729,231	38,956	15,593,009
Fidelity China Region Fund	7,515,285	8,081,928	14,400,000	-	1,368,377
Fidelity Commodity Strategy Fund	9,582	-	9,059	-	-
Fidelity Communications Equipment Portfolio	201,370	11,401,801	-	-	12,902,418
Fidelity Computers Portfolio	17,726,566	6,522,453	279,318	11,744	25,872,023
Fidelity Construction & Housing Portfolio	18,315,136	10,429,719	4,736,369	4,749	26,914,226
Fidelity Consumer Discretionary Portfolio	16,173,030	20,035,034	2,280,632	5,365	41,157,508
Fidelity Consumer Finance Portfolio	5,639,757	415,927	-	3,479	6,950,248
Fidelity Consumer Staples Portfolio	41,063,902	24,305,748	385,145	127,691	69,434,996
Fidelity Contrafund	980,514	710,558	1,135,000	-	705,145
Fidelity Defense & Aerospace Portfolio	1,097,765	10,199	-	2,017	1,439,569
Fidelity Disciplined Equity Fund	318,429	-	-	-	388,596
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Diversified International Fund	$ 14,111,784	$ 52,150,295	$ 12,303,648	$ -	$ 57,136,011
Fidelity Dividend Growth Fund	1,011,343	10,372	1,000,000	685	141,319
Fidelity Electronics Portfolio	6,101,953	267	-	267	7,801,186
Fidelity Emerging Asia Fund	27,381,168	8,505,733	18,188,478	-	16,426,349
Fidelity Emerging Markets Fund	3,321,076	15,431,985	4,500,000	-	13,679,475
Fidelity Energy Portfolio	31,455,529	19,867,708	9,992,517	54,797	48,475,635
Fidelity Energy Service Portfolio	15,701,457	24,655,817	5,225,401	-	41,040,985
Fidelity Environmental & Alternative Energy Portfolio	439,463	773	170,000	773	354,259
Fidelity Equity Dividend Income Fund	10,395	119	-	119	12,291
Fidelity Equity-Income Fund	4,513,195	9,137,484	13,365	59,018	14,500,771
Fidelity Europe Capital Appreciation Fund	-	1,615,000	-	-	1,640,076
Fidelity Europe Fund	-	62,169,205	-	-	65,859,067
Fidelity Financial Services Portfolio	25,011,062	10,513,930	-	37,087	41,683,926
Fidelity Floating Rate High Income Fund	35,258,327	19,325,688	264,651	1,033,447	54,242,005
Fidelity Focused High Income Fund	7,094,068	361,532	143,480	263,706	7,058,455
Fidelity Fund	589,817	35,330	660,000	2,438	29,150
Fidelity Global Commodity Stock Fund	67,413	-	-	-	62,907
Fidelity Gold Portfolio	7,732,711	-	4,364,470	-	125,477
Fidelity Growth & Income Portfolio	-	20,021,877	70,920	54,942	20,634,536
Fidelity Growth Company Fund	6,788,403	11,486	4,000,000	-	4,152,012
Fidelity Growth Discovery Fund	-	3,287,689	-	-	3,279,207
Fidelity Health Care Portfolio	25,381,808	31,601,164	12,230,172	9,016	56,546,262
Fidelity High Income Fund	19,654,829	6,571,205	4,089,888	807,465	21,818,977
Fidelity Independence Fund	1,545,277	-	-	-	1,941,134
Fidelity Industrial Equipment Portfolio	17,060,928	11,081,128	1,840,719	45,354	30,740,636
Fidelity Industrials Portfolio	20,641,910	28,704,600	1,614,135	55,537	54,428,080
Fidelity Institutional Prime Money Market Portfolio Class I	58,653,226	177,123,291	53,589,122	18,790	182,187,394
Fidelity Insurance Portfolio	13,730,869	11,321,384	46,145	53,329	29,696,046
Fidelity International Capital Appreciation Fund	8,733,811	4,686,375	2,182,034	-	12,543,146
Fidelity International Discovery Fund	60,151,481	49,685,541	560,514	-	122,530,672
Fidelity International Growth Fund	4,486,842	-	-	-	5,117,426
Fidelity International Real Estate Fund	1,368,313	4,726	1,300,000	1,645	149,414
Fidelity International Small Cap Fund	1,010,313	22,325,947	-	-	25,517,376
Fidelity International Small Cap Opportunities Fund	5,774,587	7,427,004	-	-	14,740,849
Fidelity International Value Fund	726,829	9,852,295	1,020,000	-	9,926,203
Fidelity IT Services Portfolio	9,127,437	44,948	-	-	12,276,544
Fidelity Japan Fund	1,762,854	-	-	-	2,164,563
Fidelity Japan Smaller Companies Fund	1,376,579	26,443,668	-	-	33,007,747
Fidelity Large Cap Stock Fund	2,347,385	32,049,192	64,857	54,351	36,578,681
Fidelity Large Cap Value Fund	381,705	391	-	391	469,097
Fidelity Latin America Fund	188,553	-	150,000	-	20,783
Fidelity Leisure Portfolio	2,454,019	91,068	-	7,640	3,111,417
Fidelity Leveraged Company Stock Fund	24,783	119	-	119	30,836
Fidelity Magellan Fund	211,257	1,096	245,000	165	10,169
Fidelity Materials Portfolio	200,201	1,964,416	150,000	174	2,020,479
Fidelity Medical Delivery Portfolio	5,602,132	111,572	97,654	-	6,749,206
Fidelity Medical Equipment & Systems Portfolio	128,024	1,919	-	-	162,466
Fidelity Mega Cap Stock Fund	20,065,778	14,835,269	5,965,987	215,706	33,324,121
Fidelity Mid Cap Value Fund	341,068	-	-	-	429,593
Fidelity Mid-Cap Stock Fund	169,523	601,800	-	-	856,628
Fidelity Multimedia Portfolio	15,107,634	10,294,394	35,415	-	31,917,875
Fidelity Nasdaq Composite Index Fund	416,093	-	-	-	523,696
Fidelity Natural Gas Portfolio	1,181,589	651	1,100,000	651	215,460
Fidelity Natural Resources Portfolio	111,847	-	-	-	130,262
Fidelity New Markets Income Fund	17,116,448	2,695,061	10,810,957	470,692	7,278,653
Fidelity New Millennium Fund	-	20,795,000	-	-	22,093,072
Fidelity Nordic Fund	2,452,002	-	97,468	-	3,071,904
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity OTC Portfolio	$ -	$ 38,081,221	$ 23,033	$ 20,604	$ 39,401,728
Fidelity Overseas Fund	1,668,437	-	-	-	1,952,877
Fidelity Pacific Basin Fund	7,387,817	-	-	-	9,069,019
Fidelity Pharmaceuticals Portfolio	14,731,454	4,497,858	1,184,865	60,263	21,690,302
Fidelity Real Estate Income Fund	7,390,414	1,478,338	8,068,356	97,229	1,097,233
Fidelity Real Estate Investment Portfolio	3,820,172	10,791,911	14,448,312	29,407	161,226
Fidelity Retailing Portfolio	8,536,702	6,177	750,000	3,706	10,315,279
Fidelity Select Money Market Portfolio	10,213,502	1,054	-	1,054	10,214,557
Fidelity Series Commodity Strategy Fund	-	9,075	-	-	8,726
Fidelity Small Cap Discovery Fund	-	23,228,976	-	4,406	24,565,257
Fidelity Small Cap Growth Fund	66,513	9,419	-	-	88,380
Fidelity Small Cap Stock Fund	142,761	9,115	-	142	172,221
Fidelity Small Cap Value Fund	142,720	11,326	-	282	178,870
Fidelity Software & Computer Services Portfolio	14,470,573	36,731,063	63,729	-	62,186,833
Fidelity Technology Portfolio	29,876,166	6,142,505	416,717	-	42,528,939
Fidelity Telecom and Utilities Fund	6,617,183	36,740	7,000,000	36,740	203,077
Fidelity Telecommunications Portfolio	13,773,209	469,163	3,641,208	54,915	12,457,057
Fidelity Transportation Portfolio	2,747,932	4,158,011	31,864	7,623	8,147,649
Fidelity Utilities Portfolio	9,566,925	-	3,409,440	-	7,572,732
Fidelity Value Fund	-	13,488,922	6,930	-	13,883,362
Fidelity Value Strategies Fund	913,502	-	1,035,000	-	10,949
Spartan 500 Index Fund Investor Class	146,558	1,533	-	1,533	175,442
Spartan Extended Market Index Fund Investor Class	10,028,271	76,638	1,470,000	15,830	11,148,384
Spartan International Index Fund Investor Class	58,012,558	8,950,286	2,940,000	-	73,419,678
Spartan Total Market Index Fund Investor Class	11,857,704	35,959	3,435,000	35,959	10,772,095
Spartan U.S. Bond Index Fund Investor Class	540,697,956	517,453,558	3,519,880	11,934,068	1,028,775,477
VIP Mid Cap Portfolio Investor Class	263,522	2,985	-	-	325,429
Total	$ 1,429,393,796	$ 1,557,481,056	$ 249,476,374	$ 15,805,761	$ 2,905,965,426
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $2,636,681,383. Net unrealized appreciation aggregated $269,284,043, of which $290,608,370 related to appreciated investment securities and $21,324,327 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 70% Portfolio

September 30, 2013

1.837321.107

VF70-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 74.5%
	Shares	Value
Domestic Equity Funds - 52.5%
Fidelity Air Transportation Portfolio (c)	15,100	$ 793,518
Fidelity Automotive Portfolio (c)	86,284	4,685,194
Fidelity Banking Portfolio (c)	818,715	19,632,775
Fidelity Biotechnology Portfolio (c)	67,763	11,890,359
Fidelity Blue Chip Growth Fund (c)	83,250	4,862,608
Fidelity Blue Chip Value Fund (c)	38,522	509,263
Fidelity Brokerage & Investment Management Portfolio (c)	153,796	9,893,724
Fidelity Capital Appreciation Fund (c)	67,002	2,411,408
Fidelity Chemicals Portfolio (c)	25,270	3,481,942
Fidelity Communications Equipment Portfolio (c)	38,104	1,055,476
Fidelity Computers Portfolio (c)	166,548	11,206,997
Fidelity Construction & Housing Portfolio (c)	122,267	6,783,361
Fidelity Consumer Discretionary Portfolio (c)	522,635	17,152,889
Fidelity Consumer Finance Portfolio (c)	112,391	1,884,792
Fidelity Consumer Staples Portfolio (c)	292,953	26,078,695
Fidelity Contrafund (c)	481	44,832
Fidelity Defense & Aerospace Portfolio (c)	4,049	458,563
Fidelity Dividend Growth Fund (c)	412	13,685
Fidelity Electronics Portfolio (c)	21,134	1,233,392
Fidelity Energy Portfolio (c)	413,822	25,234,870
Fidelity Energy Service Portfolio (a)(c)	164,242	13,656,684
Fidelity Environmental & Alternative Energy Portfolio (c)	23,562	495,503
Fidelity Equity Dividend Income Fund (c)	532	12,122
Fidelity Equity-Income Fund (c)	24,014	1,331,842
Fidelity Financial Services Portfolio (c)	272,405	20,179,759
Fidelity Fund (c)	524	20,863
Fidelity Gold Portfolio (a)(c)	23,698	505,962
Fidelity Growth & Income Portfolio (c)	227,954	5,865,259
Fidelity Growth Company Fund (c)	25,912	3,077,556
Fidelity Growth Discovery Fund (c)	1,573	30,893
Fidelity Health Care Portfolio (c)	82,034	14,846,537
Fidelity Independence Fund (c)	113,644	3,700,233
Fidelity Industrial Equipment Portfolio (c)	235,540	10,342,562
Fidelity Industrials Portfolio (c)	748,772	23,376,667
Fidelity Insurance Portfolio (c)	176,911	11,571,747
Fidelity IT Services Portfolio (c)	128,330	4,327,300
Fidelity Large Cap Stock Fund (c)	237,319	5,932,983
Fidelity Large Cap Value Fund (c)	6,546	94,195
Fidelity Leisure Portfolio (c)	2,085	259,655
Fidelity Leveraged Company Stock Fund (c)	972	38,796
Fidelity Magellan Fund (c)	179	15,936
Fidelity Materials Portfolio (c)	2,391	191,685
Fidelity Medical Delivery Portfolio (c)	1,817	125,383
Fidelity Medical Equipment & Systems Portfolio (c)	5,351	186,920
Fidelity Mega Cap Stock Fund (c)	688,615	9,819,649
Fidelity Mid Cap Value Fund (c)	67,462	1,512,504

	Shares	Value
Fidelity Mid-Cap Stock Fund (c)	21,190	$ 791,666
Fidelity Multimedia Portfolio (c)	157,157	11,846,502
Fidelity Nasdaq Composite Index Fund (c)	44,905	2,266,364
Fidelity Natural Gas Portfolio (c)	304	11,209
Fidelity Natural Resources Portfolio (c)	1,791	67,285
Fidelity New Millennium Fund (c)	56,977	2,162,843
Fidelity OTC Portfolio (c)	239,101	18,009,087
Fidelity Pharmaceuticals Portfolio (c)	951,358	17,714,289
Fidelity Real Estate Investment Portfolio (c)	17,846	579,985
Fidelity Retailing Portfolio (c)	94,401	7,682,368
Fidelity Series Commodity Strategy Fund (a)(c)	1,089	8,726
Fidelity Small Cap Discovery Fund (c)	92,940	2,755,661
Fidelity Small Cap Growth Fund (c)	12,985	242,828
Fidelity Small Cap Stock Fund (c)	518	10,660
Fidelity Small Cap Value Fund (c)	12,573	238,627
Fidelity Software & Computer Services Portfolio (c)	215,520	23,500,296
Fidelity Technology Portfolio (c)	142,273	17,260,507
Fidelity Telecom and Utilities Fund (c)	50,607	1,054,153
Fidelity Telecommunications Portfolio (c)	55,893	3,235,093
Fidelity Transportation Portfolio (c)	37,087	2,471,074
Fidelity Utilities Portfolio (c)	4,863	315,680
Fidelity Value Discovery Fund (c)	1,663	32,776
Fidelity Value Fund (c)	36,442	3,489,653
Spartan 500 Index Fund Investor Class (c)	329	19,676
Spartan Extended Market Index Fund Investor Class (c)	293,389	14,807,348
Spartan Total Market Index Fund Investor Class (c)	144,414	7,193,259
VIP Mid Cap Portfolio Investor Class (c)	587	21,851
TOTAL DOMESTIC EQUITY FUNDS		418,617,004
International Equity Funds - 22.0%
Fidelity Canada Fund (c)	1,724	96,275
Fidelity China Region Fund (c)	5,686	194,681
Fidelity Diversified International Fund (c)	770,182	26,648,298
Fidelity Emerging Asia Fund (c)	122,757	3,626,237
Fidelity Emerging Markets Fund (c)	216,295	5,022,359
Fidelity Europe Capital Appreciation Fund (c)	36,514	805,501
Fidelity Europe Fund (c)	158,059	5,753,357
Fidelity International Capital Appreciation Fund (c)	345,285	5,389,895
Fidelity International Discovery Fund (c)	678,365	26,042,428
Fidelity International Growth Fund (c)	34,049	359,214
Fidelity International Real Estate Fund (c)	1,498	15,531
Fidelity International Small Cap Fund (c)	240,935	6,273,935
Fidelity International Small Cap Opportunities Fund (c)	288,876	3,873,829
Fidelity International Value Fund (c)	65,991	570,818
Fidelity Japan Fund (c)	11,776	142,138
Equity Funds - continued
	Shares	Value
International Equity Funds - continued
Fidelity Japan Smaller Companies Fund (c)	454,563	$ 6,418,431
Fidelity Nordic Fund (c)	156,022	6,487,396
Fidelity Overseas Fund (c)	65,891	2,492,646
Fidelity Pacific Basin Fund (c)	179,038	5,485,728
Spartan International Index Fund Investor Class (c)	1,761,489	69,525,952
TOTAL INTERNATIONAL EQUITY FUNDS		175,224,649
TOTAL EQUITY FUNDS (Cost $426,610,421)		593,841,653
Fixed-Income Funds - 23.6%

Fixed-Income Funds - 23.6%
Fidelity Floating Rate High Income Fund (c)	1,408,463	13,971,956
Fidelity Focused High Income Fund (c)	458,714	4,155,951
Fidelity High Income Fund (c)	391,313	3,615,732
Fidelity New Markets Income Fund (c)	132,215	2,103,542

	Shares	Value
Fidelity Real Estate Income Fund (c)	63,673	$ 716,957
Spartan U.S. Bond Index Fund Investor Class (c)	14,234,629	163,271,202
TOTAL FIXED-INCOME FUNDS (Cost $181,671,571)		187,835,340
Money Market Funds - 1.9%

Fidelity Institutional Prime Money Market Portfolio Class I 0.01% (b)(c) (Cost $15,251,904)	15,251,904	15,251,904
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $623,533,896)		796,928,897
NET OTHER ASSETS (LIABILITIES) - 0.0%		(131,975)
NET ASSETS - 100%		$ 796,796,922
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 675,958	$ 236,694	$ 340,000	$ 511	$ 793,518
Fidelity Automotive Portfolio	907,720	3,177,786	-	-	4,685,194
Fidelity Banking Portfolio	13,440,688	3,037,475	243,952	26,317	19,632,775
Fidelity Biotechnology Portfolio	5,557,118	2,287,447	225,485	-	11,890,359
Fidelity Blue Chip Growth Fund	304,660	4,428,418	-	11,178	4,862,608
Fidelity Blue Chip Value Fund	-	490,808	-	808	509,263
Fidelity Brokerage & Investment Management Portfolio	4,144,529	4,036,610	-	-	9,893,724
Fidelity Canada Fund	92,274	-	-	-	96,275
Fidelity Capital Appreciation Fund	1,968,524	-	-	-	2,411,408
Fidelity Chemicals Portfolio	4,422,423	1,223,828	2,849,161	14,081	3,481,942
Fidelity China Region Fund	1,555,776	2,043,071	3,400,000	-	194,681
Fidelity Commodity Strategy Fund	9,582	-	9,059	-	-
Fidelity Communications Equipment Portfolio	138,977	800,138	-	-	1,055,476
Fidelity Computers Portfolio	10,678,340	989,536	1,488,197	6,349	11,206,997
Fidelity Construction & Housing Portfolio	6,791,676	1,057,737	2,003,506	1,376	6,783,361
Fidelity Consumer Discretionary Portfolio	10,901,594	3,115,464	387,988	2,489	17,152,889
Fidelity Consumer Finance Portfolio	1,596,065	683,101	700,000	1,293	1,884,792
Fidelity Consumer Staples Portfolio	28,892,441	2,413,930	8,287,553	69,811	26,078,695
Fidelity Contrafund	80,441	29,942	80,000	-	44,832
Fidelity Defense & Aerospace Portfolio	349,684	3,249	-	643	458,563
Fidelity Diversified International Fund	11,559,191	13,528,185	617,681	-	26,648,298
Fidelity Dividend Growth Fund	2,678,667	1,004	2,930,000	66	13,685
Fidelity Electronics Portfolio	964,738	42	-	42	1,233,392
Fidelity Emerging Asia Fund	8,930,847	794,999	5,679,325	-	3,626,237
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 4,234,010	$ 807,335	$ -	$ -	$ 5,022,359
Fidelity Energy Portfolio	18,237,286	4,309,834	1,122,408	28,608	25,234,870
Fidelity Energy Service Portfolio	7,707,235	6,610,153	2,836,870	-	13,656,684
Fidelity Environmental & Alternative Energy Portfolio	401,083	706	-	706	495,503
Fidelity Equity Dividend Income Fund	10,252	118	-	118	12,122
Fidelity Equity-Income Fund	125,952	1,183,905	10,029	2,813	1,331,842
Fidelity Europe Capital Appreciation Fund	-	750,000	-	-	805,501
Fidelity Europe Fund	-	5,376,039	-	-	5,753,357
Fidelity Financial Services Portfolio	14,782,747	3,697,003	1,700,000	19,565	20,179,759
Fidelity Floating Rate High Income Fund	12,552,219	1,719,746	293,829	308,088	13,971,956
Fidelity Focused High Income Fund	6,009,148	280,051	1,938,133	196,453	4,155,951
Fidelity Fund	195,804	1,068	200,000	74	20,863
Fidelity Gold Portfolio	2,742,004	-	1,160,999	-	505,962
Fidelity Growth & Income Portfolio	-	5,825,875	120,064	22,143	5,865,259
Fidelity Growth Company Fund	2,415,693	4,087	-	-	3,077,556
Fidelity Growth Discovery Fund	-	30,971	-	-	30,893
Fidelity Health Care Portfolio	7,383,173	4,571,134	458,488	2,409	14,846,537
Fidelity High Income Fund	7,068,011	559,754	3,946,516	231,924	3,615,732
Fidelity Independence Fund	2,560,651	1,540,000	1,000,000	-	3,700,233
Fidelity Industrial Equipment Portfolio	7,059,265	1,940,589	241,753	14,697	10,342,562
Fidelity Industrials Portfolio	14,545,894	5,266,460	232,602	29,253	23,376,667
Fidelity Institutional Prime Money Market Portfolio Class I	8,889,231	22,670,038	16,307,363	-	15,251,904
Fidelity Insurance Portfolio	8,566,839	678,043	25,706	26,363	11,571,747
Fidelity International Capital Appreciation Fund	6,679,663	437,436	2,433,545	-	5,389,895
Fidelity International Discovery Fund	14,062,707	9,993,506	788,919	-	26,042,428
Fidelity International Growth Fund	314,950	-	-	-	359,214
Fidelity International Real Estate Fund	215,567	491	220,000	171	15,531
Fidelity International Small Cap Fund	175,188	5,687,973	-	-	6,273,935
Fidelity International Small Cap Opportunities Fund	2,743,152	584,377	-	-	3,873,829
Fidelity International Value Fund	-	549,328	-	-	570,818
Fidelity IT Services Portfolio	3,217,286	15,844	-	-	4,327,300
Fidelity Japan Fund	115,760	-	-	-	142,138
Fidelity Japan Smaller Companies Fund	1,080,553	4,182,618	-	-	6,418,431
Fidelity Large Cap Stock Fund	792,079	4,827,685	145,202	7,214	5,932,983
Fidelity Large Cap Value Fund	76,646	78	-	78	94,195
Fidelity Leisure Portfolio	204,793	7,600	-	638	259,655
Fidelity Leveraged Company Stock Fund	31,181	150	-	150	38,796
Fidelity Magellan Fund	66,864	347	65,000	52	15,936
Fidelity Materials Portfolio	64,881	119,384	-	57	191,685
Fidelity Medical Delivery Portfolio	4,432,791	26,845	4,786,268	-	125,383
Fidelity Medical Equipment & Systems Portfolio	147,294	2,208	-	-	186,920
Fidelity Mega Cap Stock Fund	6,619,577	1,977,036	126,679	59,513	9,819,649
Fidelity Mid Cap Value Fund	79,704	1,300,000	-	-	1,512,504
Fidelity Mid-Cap Stock Fund	193,603	512,056	-	-	791,666
Fidelity Multimedia Portfolio	8,515,421	657,798	111,699	-	11,846,502
Fidelity Nasdaq Composite Index Fund	1,800,698	-	-	-	2,266,364
Fidelity Natural Gas Portfolio	9,374	5	-	5	11,209
Fidelity Natural Resources Portfolio	57,773	-	-	-	67,285
Fidelity New Markets Income Fund	5,029,438	462,531	2,924,250	130,681	2,103,542
Fidelity New Millennium Fund	-	1,959,719	-	-	2,162,843
Fidelity Nordic Fund	5,109,539	5,404	141,004	-	6,487,396
Fidelity OTC Portfolio	-	16,670,241	48,016	10,736	18,009,087
Fidelity Overseas Fund	2,129,588	-	-	-	2,492,646
Fidelity Pacific Basin Fund	4,468,791	-	-	-	5,485,728
Fidelity Pharmaceuticals Portfolio	13,972,565	479,060	102,804	55,891	17,714,289
Fidelity Real Estate Income Fund	1,076,273	35,840	400,000	27,221	716,957
Fidelity Real Estate Investment Portfolio	2,484,489	877,442	2,919,910	15,579	579,985
Fidelity Retailing Portfolio	5,465,149	427,947	-	2,547	7,682,368
Fidelity Series Commodity Strategy Fund	-	9,075	-	-	8,726
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Small Cap Discovery Fund	$ -	$ 2,616,065	$ -	$ 369	$ 2,755,661
Fidelity Small Cap Growth Fund	182,748	25,879	-	-	242,828
Fidelity Small Cap Stock Fund	150,004	9,577	165,000	149	10,660
Fidelity Small Cap Value Fund	190,399	15,110	-	370	238,627
Fidelity Software & Computer Services Portfolio	12,318,800	5,967,261	25,401	-	23,500,296
Fidelity Technology Portfolio	20,685,786	761,979	7,686,005	-	17,260,507
Fidelity Telecom and Utilities Fund	13,392,554	67,150	13,635,574	58,720	1,054,153
Fidelity Telecommunications Portfolio	5,462,877	357,797	3,345,281	21,753	3,235,093
Fidelity Transportation Portfolio	1,724,425	236,480	20,239	2,543	2,471,074
Fidelity Utilities Portfolio	1,596,783	19,230	1,363,505	-	315,680
Fidelity Value Discovery Fund	26,873	243	-	243	32,776
Fidelity Value Fund	89,531	3,100,805	-	-	3,489,653
Spartan 500 Index Fund Investor Class	8,889,236	37,263	10,000,000	37,263	19,676
Spartan Extended Market Index Fund Investor Class	13,732,988	104,950	2,459,000	21,678	14,807,348
Spartan International Index Fund Investor Class	62,082,508	1,581,732	3,430,000	-	69,525,952
Spartan Total Market Index Fund Investor Class	13,554,256	41,103	8,830,000	41,103	7,193,259
Spartan U.S. Bond Index Fund Investor Class	139,799,366	31,173,060	2,575,367	2,308,254	163,271,202
VIP Mid Cap Portfolio Investor Class	617,037	6,989	730,000	-	21,851
Total	$ 628,057,918	$ 210,135,050	$ 130,315,335	$ 3,821,156	$ 796,928,897
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $623,925,585. Net unrealized appreciation aggregated $173,003,312, of which $175,356,581 related to appreciated investment securities and $2,353,269 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 85% Portfolio

September 30, 2013

1.837323.107

VF85-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 87.6%
	Shares	Value
Domestic Equity Funds - 61.4%
Fidelity Air Transportation Portfolio (c)	10,107	$ 531,109
Fidelity Automotive Portfolio (c)	36,332	1,972,843
Fidelity Banking Portfolio (c)	249,409	5,980,828
Fidelity Biotechnology Portfolio (c)	35,930	6,304,719
Fidelity Blue Chip Growth Fund (c)	12,148	709,549
Fidelity Brokerage & Investment Management Portfolio (c)	120,178	7,731,073
Fidelity Capital Appreciation Fund (c)	12,365	445,021
Fidelity Chemicals Portfolio (c)	2,748	378,632
Fidelity Communications Equipment Portfolio (c)	38,269	1,060,048
Fidelity Computers Portfolio (c)	75,459	5,077,649
Fidelity Construction & Housing Portfolio (c)	71,762	3,981,346
Fidelity Consumer Discretionary Portfolio (c)	252,111	8,274,284
Fidelity Consumer Finance Portfolio (c)	128,604	2,156,683
Fidelity Consumer Staples Portfolio (c)	85,618	7,621,728
Fidelity Contrafund (c)	788	73,546
Fidelity Defense & Aerospace Portfolio (c)	4,475	506,762
Fidelity Dividend Growth Fund (c)	216	7,182
Fidelity Electronics Portfolio (c)	34,643	2,021,762
Fidelity Energy Portfolio (c)	164,178	10,011,576
Fidelity Energy Service Portfolio (a)(c)	96,766	8,046,094
Fidelity Environmental & Alternative Energy Portfolio (c)	4,188	88,074
Fidelity Equity Dividend Income Fund (c)	1,269	28,935
Fidelity Equity-Income Fund (c)	11,381	631,179
Fidelity Financial Services Portfolio (c)	59,560	4,412,195
Fidelity Global Commodity Stock Fund (c)	1,803	24,916
Fidelity Gold Portfolio (a)(c)	1,738	37,108
Fidelity Growth & Income Portfolio (c)	24,320	625,746
Fidelity Growth Company Fund (c)	1,715	203,728
Fidelity Growth Discovery Fund (c)	6,294	123,624
Fidelity Health Care Portfolio (c)	80,971	14,654,185
Fidelity Independence Fund (c)	8,114	264,202
Fidelity Industrial Equipment Portfolio (c)	77,307	3,394,560
Fidelity Industrials Portfolio (c)	533,775	16,664,449
Fidelity Insurance Portfolio (c)	146,878	9,607,301
Fidelity IT Services Portfolio (c)	156,187	5,266,637
Fidelity Large Cap Stock Fund (c)	70,601	1,765,015
Fidelity Large Cap Value Fund (c)	9,458	136,097
Fidelity Leisure Portfolio (c)	882	109,915
Fidelity Leveraged Company Stock Fund (c)	3,129	124,924
Fidelity Magellan Fund (c)	123	10,992
Fidelity Materials Portfolio (c)	1,872	150,028
Fidelity Medical Delivery Portfolio (c)	2,546	175,691
Fidelity Medical Equipment & Systems Portfolio (c)	2,050	71,619
Fidelity Mega Cap Stock Fund (c)	70,350	1,003,195
Fidelity Mid Cap Value Fund (c)	4,594	103,007
Fidelity Mid-Cap Stock Fund (c)	18,378	686,619

	Shares	Value
Fidelity Multimedia Portfolio (c)	81,856	$ 6,170,321
Fidelity Nasdaq Composite Index Fund (c)	903	45,573
Fidelity Natural Gas Portfolio (c)	5,648	208,240
Fidelity Natural Resources Portfolio (c)	2,341	87,918
Fidelity New Millennium Fund (c)	57,570	2,185,369
Fidelity OTC Portfolio (c)	83,772	6,309,685
Fidelity Pharmaceuticals Portfolio (c)	113,843	2,119,755
Fidelity Real Estate Investment Portfolio (c)	2,435	79,122
Fidelity Retailing Portfolio (c)	38,409	3,125,709
Fidelity Series Commodity Strategy Fund (a)(c)	1,089	8,726
Fidelity Small Cap Discovery Fund (c)	40,191	1,191,669
Fidelity Small Cap Growth Fund (c)	2,617	48,929
Fidelity Small Cap Stock Fund (c)	3,697	76,047
Fidelity Small Cap Value Fund (c)	117,071	2,222,003
Fidelity Software & Computer Services Portfolio (c)	113,655	12,392,989
Fidelity Technology Portfolio (c)	33,651	4,082,586
Fidelity Telecom and Utilities Fund (c)	47,293	985,119
Fidelity Telecommunications Portfolio (c)	28,171	1,630,517
Fidelity Transportation Portfolio (c)	2,177	145,022
Fidelity Utilities Portfolio (c)	970	62,954
Fidelity Value Discovery Fund (c)	603	11,883
Fidelity Value Fund (c)	10,273	983,784
Fidelity Value Strategies Fund (c)	273	10,280
Spartan 500 Index Fund Investor Class (c)	211	12,658
Spartan Extended Market Index Fund Investor Class (c)	200	10,111
Spartan Total Market Index Fund Investor Class (c)	1,269	63,229
VIP Energy Portfolio Investor Class (c)	16,857	395,636
VIP Mid Cap Portfolio Investor Class (c)	338	12,570
TOTAL DOMESTIC EQUITY FUNDS		177,934,779
International Equity Funds - 26.2%
Fidelity Canada Fund (c)	578	32,243
Fidelity China Region Fund (c)	10,081	345,174
Fidelity Diversified International Fund (c)	371,928	12,868,694
Fidelity Emerging Asia Fund (c)	49,686	1,467,723
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (c)	38,245	347,649
Fidelity Emerging Markets Fund (c)	45,290	1,051,644
Fidelity Europe Capital Appreciation Fund (c)	238	5,250
Fidelity Europe Fund (c)	280,875	10,223,866
Fidelity International Capital Appreciation Fund (c)	42,889	669,504
Fidelity International Discovery Fund (c)	318,406	12,223,622
Fidelity International Real Estate Fund (c)	1,365	14,154
Fidelity International Small Cap Fund (c)	188,793	4,916,181
Fidelity International Small Cap Opportunities Fund (c)	157,946	2,118,052
Fidelity International Value Fund (c)	15,297	132,320
Equity Funds - continued
	Shares	Value
International Equity Funds - continued
Fidelity Japan Fund (c)	8,808	$ 106,314
Fidelity Japan Smaller Companies Fund (c)	220,096	3,107,758
Fidelity Nordic Fund (c)	60,446	2,513,361
Fidelity Overseas Fund (c)	345	13,035
Fidelity Pacific Basin Fund (c)	65,249	1,999,215
Spartan International Index Fund Investor Class (c)	554,909	21,902,268
TOTAL INTERNATIONAL EQUITY FUNDS		76,058,027
TOTAL EQUITY FUNDS (Cost $188,390,193)		253,992,806
Fixed-Income Funds - 12.4%

Fixed-Income Funds - 12.4%
Fidelity Floating Rate High Income Fund (c)	9,276	92,021
Fidelity Focused High Income Fund (c)	68,060	616,624
Fidelity High Income Fund (c)	237,289	2,192,549
Fidelity New Markets Income Fund (c)	35,991	572,613

	Shares	Value
Fidelity Real Estate Income Fund (c)	11,679	$ 131,507
Spartan U.S. Bond Index Fund Investor Class (c)	2,823,817	32,389,185
TOTAL FIXED-INCOME FUNDS (Cost $34,953,390)		35,994,499
Money Market Funds - 0.0%

Fidelity Institutional Prime Money Market Portfolio Class I 0.01% (b)(c) (Cost $5,772)	5,772	5,772
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $223,349,355)		289,993,077
NET OTHER ASSETS (LIABILITIES) - 0.0%		(48,272)
NET ASSETS - 100%		$ 289,944,805
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 292,060	$ 133,829	$ -	$ 245	$ 531,109
Fidelity Automotive Portfolio	515,555	1,157,750	-	-	1,972,843
Fidelity Banking Portfolio	10,655,387	180,469	6,520,520	15,569	5,980,828
Fidelity Biotechnology Portfolio	3,540,020	571,885	101,675	-	6,304,719
Fidelity Blue Chip Growth Fund	102,879	576,731	-	1,366	709,549
Fidelity Brokerage & Investment Management Portfolio	2,809,716	5,334,903	1,600,000	-	7,731,073
Fidelity Canada Fund	30,903	-	-	-	32,243
Fidelity Capital Appreciation Fund	363,288	-	-	-	445,021
Fidelity Chemicals Portfolio	3,090,624	443,381	3,510,147	8,140	378,632
Fidelity China Region Fund	478,205	1,385,279	1,500,000	-	345,174
Fidelity Commodity Strategy Fund	9,582	-	9,059	-	-
Fidelity Communications Equipment Portfolio	141,426	964,584	152,750	-	1,060,048
Fidelity Computers Portfolio	6,600,925	534,295	2,614,515	3,563	5,077,649
Fidelity Construction & Housing Portfolio	3,388,836	503,183	405,204	696	3,981,346
Fidelity Consumer Discretionary Portfolio	6,905,044	1,111,696	1,501,676	1,192	8,274,284
Fidelity Consumer Finance Portfolio	2,564,061	189,097	922,102	1,581	2,156,683
Fidelity Consumer Staples Portfolio	10,754,350	1,161,190	5,582,296	27,550	7,621,728
Fidelity Contrafund	69,905	63,048	72,000	-	73,546
Fidelity Defense & Aerospace Portfolio	386,439	3,590	-	710	506,762
Fidelity Diversified International Fund	9,785,618	5,909,683	4,372,432	-	12,868,694
Fidelity Dividend Growth Fund	86,298	527	92,000	35	7,182
Fidelity Electronics Portfolio	1,609,842	69	29,451	69	2,021,762
Fidelity Emerging Asia Fund	4,549,723	328,184	3,278,067	-	1,467,723
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	351,856	-	-	-	347,649
Fidelity Emerging Markets Fund	776,271	280,411	-	-	1,051,644
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Energy Portfolio	$ 8,570,903	$ 985,130	$ 1,199,804	$ 12,335	$ 10,011,576
Fidelity Energy Service Portfolio	5,287,385	1,850,655	513,988	-	8,046,094
Fidelity Environmental & Alternative Energy Portfolio	71,291	125	-	125	88,074
Fidelity Equity Dividend Income Fund	24,472	281	-	281	28,935
Fidelity Equity-Income Fund	48,340	574,160	-	553	631,179
Fidelity Europe Capital Appreciation Fund	-	5,000	-	-	5,250
Fidelity Europe Fund	-	9,907,755	-	-	10,223,866
Fidelity Financial Services Portfolio	1,497,772	2,946,356	486,134	3,025	4,412,195
Fidelity Floating Rate High Income Fund	37,851	54,329	-	1,550	92,021
Fidelity Focused High Income Fund	1,096,310	37,872	496,764	28,805	616,624
Fidelity Global Commodity Stock Fund	26,701	-	-	-	24,916
Fidelity Gold Portfolio	1,102,571	-	799,871	-	37,108
Fidelity Growth & Income Portfolio	-	2,666,150	2,129,718	6,763	625,746
Fidelity Growth Company Fund	102,783	73,120	-	-	203,728
Fidelity Growth Discovery Fund	-	123,682	-	-	123,624
Fidelity Health Care Portfolio	10,469,289	1,382,575	857,030	2,603	14,654,185
Fidelity High Income Fund	3,809,372	358,423	1,944,074	126,878	2,192,549
Fidelity Independence Fund	210,323	-	-	-	264,202
Fidelity Industrial Equipment Portfolio	2,714,424	380,416	243,817	5,055	3,394,560
Fidelity Industrials Portfolio	11,040,463	4,572,940	1,516,595	20,217	16,664,449
Fidelity Institutional Prime Money Market Portfolio Class I	17,073	5,442,935	5,454,236	48	5,772
Fidelity Insurance Portfolio	8,440,434	662,945	1,669,865	25,436	9,607,301
Fidelity International Capital Appreciation Fund	2,756,300	297,812	2,625,071	-	669,504
Fidelity International Discovery Fund	8,236,684	6,220,552	3,726,403	-	12,223,622
Fidelity International Real Estate Fund	145,558	448	145,000	156	14,154
Fidelity International Small Cap Fund	184,180	4,357,335	-	-	4,916,181
Fidelity International Small Cap Opportunities Fund	1,343,378	496,352	-	-	2,118,052
Fidelity International Value Fund	-	125,366	-	-	132,320
Fidelity IT Services Portfolio	3,915,671	19,283	-	-	5,266,637
Fidelity Japan Fund	86,584	-	-	-	106,314
Fidelity Japan Smaller Companies Fund	111,626	2,700,702	-	-	3,107,758
Fidelity Large Cap Stock Fund	204,024	1,491,334	47,160	1,839	1,765,015
Fidelity Large Cap Value Fund	110,742	113	-	113	136,097
Fidelity Leisure Portfolio	86,691	3,217	-	270	109,915
Fidelity Leveraged Company Stock Fund	100,403	483	-	483	124,924
Fidelity Magellan Fund	63,653	330	66,000	49	10,992
Fidelity Materials Portfolio	23,717	123,492	-	20	150,028
Fidelity Medical Delivery Portfolio	143,394	2,904	-	-	175,691
Fidelity Medical Equipment & Systems Portfolio	56,436	846	-	-	71,619
Fidelity Mega Cap Stock Fund	1,538,431	1,406,374	2,308,728	18,030	1,003,195
Fidelity Mid Cap Value Fund	81,781	-	-	-	103,007
Fidelity Mid-Cap Stock Fund	78,476	550,833	-	-	686,619
Fidelity Multimedia Portfolio	4,951,063	319,527	620,787	-	6,170,321
Fidelity Nasdaq Composite Index Fund	36,209	-	-	-	45,573
Fidelity Natural Gas Portfolio	1,066,081	587	1,000,000	587	208,240
Fidelity Natural Resources Portfolio	516,786	-	500,000	-	87,918
Fidelity New Markets Income Fund	1,172,212	105,260	619,640	26,444	572,613
Fidelity New Millennium Fund	-	2,162,584	-	-	2,185,369
Fidelity Nordic Fund	-	2,520,000	-	-	2,513,361
Fidelity OTC Portfolio	-	6,135,921	33,625	3,691	6,309,685
Fidelity Overseas Fund	11,137	-	-	-	13,035
Fidelity Pacific Basin Fund	1,628,604	-	-	-	1,999,215
Fidelity Pharmaceuticals Portfolio	2,589,783	120,772	1,000,000	6,607	2,119,755
Fidelity Real Estate Income Fund	326,173	98,779	300,000	8,429	131,507
Fidelity Real Estate Investment Portfolio	11,516	702,575	591,699	1,278	79,122
Fidelity Retailing Portfolio	3,497,501	377,112	1,618,077	1,366	3,125,709
Fidelity Series Commodity Strategy Fund	-	9,075	-	-	8,726
Fidelity Small Cap Discovery Fund	-	1,137,440	-	142	1,191,669
Fidelity Small Cap Growth Fund	36,823	5,214	-	-	48,929
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Small Cap Stock Fund	$ 63,038	$ 4,025	$ -	$ 63	$ 76,047
Fidelity Small Cap Value Fund	181,169	2,140,694	-	3,506	2,222,003
Fidelity Software & Computer Services Portfolio	6,846,157	3,175,042	338,501	-	12,392,989
Fidelity Technology Portfolio	5,343,932	1,638,748	3,835,683	-	4,082,586
Fidelity Telecom and Utilities Fund	5,227,203	33,686	4,940,196	33,564	985,119
Fidelity Telecommunications Portfolio	1,739,150	323,117	654,422	6,422	1,630,517
Fidelity Transportation Portfolio	6,327	130,794	6,570	141	145,022
Fidelity Utilities Portfolio	39,449	18,120	-	-	62,954
Fidelity Value Discovery Fund	9,743	88	-	88	11,883
Fidelity Value Fund	-	954,775	-	-	983,784
Fidelity Value Strategies Fund	1,126,652	-	1,334,000	-	10,280
Spartan 500 Index Fund Investor Class	135,088	1,413	150,000	1,413	12,658
Spartan Extended Market Index Fund Investor Class	7,941	61	-	13	10,111
Spartan International Index Fund Investor Class	23,077,208	946,447	5,425,000	-	21,902,268
Spartan Total Market Index Fund Investor Class	691,850	2,098	740,000	2,098	63,229
Spartan U.S. Bond Index Fund Investor Class	27,102,426	9,658,891	3,423,329	436,941	32,389,185
VIP Energy Portfolio Investor Class	328,621	101	-	50	395,636
VIP Mid Cap Portfolio Investor Class	84,071	952	90,000	-	12,570
Total	$ 231,548,212	$ 103,310,307	$ 85,715,681	$ 848,193	$ 289,993,077
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $223,609,756. Net unrealized appreciation aggregated $66,383,321, of which $67,150,071 related to appreciated investment securities and $766,750 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2035 Portfolio

September 30, 2013

1.903281.104

VF-2035-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.1%
	Shares	Value
Domestic Equity Funds - 59.1%
VIP Contrafund Portfolio Initial Class (a)	10,477	$ 330,228
VIP Equity-Income Portfolio Initial Class (a)	14,415	342,346
VIP Growth & Income Portfolio Initial Class (a)	22,049	392,918
VIP Growth Portfolio Initial Class (a)	6,654	352,540
VIP Mid Cap Portfolio Initial Class (a)	2,624	98,066
VIP Value Portfolio Initial Class (a)	16,525	254,975
VIP Value Strategies Portfolio Initial Class (a)	9,365	123,993
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,601,515)		1,895,066
International Equity Funds - 22.1%

Developed International Equity Funds - 17.3%
VIP Overseas Portfolio Initial Class (a)	28,745	555,344
Emerging Markets Equity Funds - 4.8%
VIP Emerging Markets Portfolio Initial Class (a)	17,625	154,397
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $623,151)		709,741
Bond Funds - 18.8%
	Shares	Value
High Yield Bond Funds - 7.3%
VIP High Income Portfolio Initial Class (a)	39,282	$ 233,728
Investment Grade Bond Funds - 11.5%
VIP Investment Grade Bond Portfolio Initial Class (a)	28,652	367,606
TOTAL BOND FUNDS (Cost $590,655)		601,334
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,815,321)		3,206,141
NET OTHER ASSETS (LIABILITIES) - 0.0%		(522)
NET ASSETS - 100%		$ 3,205,619
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 106,906	$ 227,199	$ 28,952	$ -	$ 330,228
VIP Emerging Markets Portfolio Initial Class	54,693	111,045	12,651	-	154,397
VIP Equity-Income Portfolio Initial Class	113,769	238,180	33,499	-	342,346
VIP Growth & Income Portfolio Initial Class	129,054	271,149	39,807	20	392,918
VIP Growth Portfolio Initial Class	106,757	232,819	27,604	-	352,540
VIP High Income Portfolio Initial Class	78,645	171,809	19,060	91	233,728
VIP Investment Grade Bond Portfolio Initial Class	112,245	284,376	27,803	-	367,606
VIP Mid Cap Portfolio Initial Class	31,778	66,436	9,395	-	98,066
VIP Overseas Portfolio Initial Class	179,734	364,492	42,776	-	555,344
VIP Value Portfolio Initial Class	84,603	174,336	26,307	-	254,975
VIP Value Strategies Portfolio Initial Class	41,992	85,276	12,604	-	123,993
Total	$ 1,040,176	$ 2,227,117	$ 280,458	$ 111	$ 3,206,141
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $2,819,737. Net unrealized appreciation aggregated $386,404, of which $398,553 related to appreciated investment securities and $12,149 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2040 Portfolio

September 30, 2013

1.903283.104

VF-2040-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.6%
	Shares	Value
Domestic Equity Funds - 60.6%
VIP Contrafund Portfolio Initial Class (a)	61,982	$ 1,953,687
VIP Equity-Income Portfolio Initial Class (a)	85,229	2,024,182
VIP Growth & Income Portfolio Initial Class (a)	130,590	2,327,117
VIP Growth Portfolio Initial Class (a)	39,310	2,082,623
VIP Mid Cap Portfolio Initial Class (a)	15,621	583,767
VIP Value Portfolio Initial Class (a)	98,027	1,512,562
VIP Value Strategies Portfolio Initial Class (a)	55,470	734,421
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,579,025)		11,218,359
International Equity Funds - 22.7%

Developed International Equity Funds - 17.8%
VIP Overseas Portfolio Initial Class (a)	170,758	3,299,043
Emerging Markets Equity Funds - 4.9%
VIP Emerging Markets Portfolio Initial Class (a)	102,163	894,947
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,721,981)		4,193,990
Bond Funds - 16.7%
	Shares	Value
High Yield Bond Funds - 7.3%
VIP High Income Portfolio Initial Class (a)	226,026	$ 1,344,852
Investment Grade Bond Funds - 9.4%
VIP Investment Grade Bond Portfolio Initial Class (a)	135,517	1,738,683
TOTAL BOND FUNDS (Cost $3,067,540)		3,083,535
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $16,368,546)		18,495,884
NET OTHER ASSETS (LIABILITIES) - 0.0%		691
NET ASSETS - 100%		$ 18,496,575
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 888,327	$ 1,063,807	$ 210,324	$ -	$ 1,953,687
VIP Emerging Markets Portfolio Initial Class	456,764	534,424	98,019	-	894,947
VIP Equity-Income Portfolio Initial Class	947,579	1,106,835	239,615	-	2,024,182
VIP Growth & Income Portfolio Initial Class	1,073,266	1,258,371	284,146	152	2,327,117
VIP Growth Portfolio Initial Class	884,224	1,093,227	211,933	-	2,082,623
VIP High Income Portfolio Initial Class	665,770	808,762	146,647	711	1,344,852
VIP Investment Grade Bond Portfolio Initial Class	822,791	1,122,807	189,473	-	1,738,683
VIP Mid Cap Portfolio Initial Class	264,162	312,204	69,079	-	583,767
VIP Overseas Portfolio Initial Class	1,493,939	1,717,714	328,317	-	3,299,043
VIP Value Portfolio Initial Class	704,677	806,570	187,725	-	1,512,562
VIP Value Strategies Portfolio Initial Class	349,388	396,104	91,030	-	734,421
Total	$ 8,550,887	$ 10,220,825	$ 2,056,308	$ 863	$ 18,495,884
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $16,442,918. Net unrealized appreciation aggregated $2,052,966, of which $2,118,881 related to appreciated investment securities and $65,915 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2045 Portfolio

September 30, 2013

1.903285.104

VF-2045-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.1%
	Shares	Value
Domestic Equity Funds - 62.1%
VIP Contrafund Portfolio Initial Class (a)	5,494	$ 173,174
VIP Equity-Income Portfolio Initial Class (a)	7,572	179,835
VIP Growth & Income Portfolio Initial Class (a)	11,595	206,622
VIP Growth Portfolio Initial Class (a)	3,463	183,490
VIP Mid Cap Portfolio Initial Class (a)	1,383	51,696
VIP Value Portfolio Initial Class (a)	8,700	134,239
VIP Value Strategies Portfolio Initial Class (a)	4,924	65,193
TOTAL DOMESTIC EQUITY FUNDS (Cost $764,136)		994,249
International Equity Funds - 23.2%

Developed International Equity Funds - 18.2%
VIP Overseas Portfolio Initial Class (a)	15,087	291,479
Emerging Markets Equity Funds - 5.0%
VIP Emerging Markets Portfolio Initial Class (a)	9,100	79,714
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $305,741)		371,193
Bond Funds - 14.7%
	Shares	Value
High Yield Bond Funds - 9.3%
VIP High Income Portfolio Initial Class (a)	25,076	$ 149,205
Investment Grade Bond Funds - 5.4%
VIP Investment Grade Bond Portfolio Initial Class (a)	6,762	86,762
TOTAL BOND FUNDS (Cost $224,003)		235,967
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,293,880)		1,601,409
NET OTHER ASSETS (LIABILITIES) - 0.0%		(239)
NET ASSETS - 100%		$ 1,601,170
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 80,500	$ 109,602	$ 36,102	$ -	$ 173,174
VIP Emerging Markets Portfolio Initial Class	41,434	54,755	17,058	-	79,714
VIP Equity-Income Portfolio Initial Class	85,820	115,458	41,160	-	179,835
VIP Growth & Income Portfolio Initial Class	97,208	131,482	48,199	16	206,622
VIP Growth Portfolio Initial Class	80,144	112,201	36,468	-	183,490
VIP High Income Portfolio Initial Class	75,278	103,464	31,893	94	149,205
VIP Investment Grade Bond Portfolio Initial Class	40,139	65,475	18,234	-	86,762
VIP Mid Cap Portfolio Initial Class	23,944	32,252	11,326	-	51,696
VIP Overseas Portfolio Initial Class	135,619	176,495	57,147	-	291,479
VIP Value Portfolio Initial Class	63,843	84,459	31,577	-	134,239
VIP Value Strategies Portfolio Initial Class	31,672	41,290	15,159	-	65,193
Total	$ 755,601	$ 1,026,933	$ 344,323	$ 110	$ 1,601,409
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $1,295,108. Net unrealized appreciation aggregated $306,301, of which $310,693 related to appreciated investment securities and $4,392 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2050 Portfolio

September 30, 2013

1.903287.104

VF-2050-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.6%
	Shares	Value
Domestic Equity Funds - 62.6%
VIP Contrafund Portfolio Initial Class (a)	9,893	$ 311,816
VIP Equity-Income Portfolio Initial Class (a)	13,631	323,726
VIP Growth & Income Portfolio Initial Class (a)	20,836	371,302
VIP Growth Portfolio Initial Class (a)	6,281	332,764
VIP Mid Cap Portfolio Initial Class (a)	2,482	92,762
VIP Value Portfolio Initial Class (a)	15,618	240,985
VIP Value Strategies Portfolio Initial Class (a)	8,845	117,111
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,465,284)		1,790,466
International Equity Funds - 23.3%

Developed International Equity Funds - 18.3%
VIP Overseas Portfolio Initial Class (a)	27,130	524,143
Emerging Markets Equity Funds - 5.0%
VIP Emerging Markets Portfolio Initial Class (a)	16,382	143,506
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $572,560)		667,649
Bond Funds - 14.1%
	Shares	Value
High Yield Bond Funds - 9.7%
VIP High Income Portfolio Initial Class (a)	46,584	$ 277,173
Investment Grade Bond Funds - 4.4%
VIP Investment Grade Bond Portfolio Initial Class (a)	9,899	127,010
TOTAL BOND FUNDS (Cost $391,931)		404,183
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,429,775)		2,862,298
NET OTHER ASSETS (LIABILITIES) - 0.0%		(277)
NET ASSETS - 100%		$ 2,862,021
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 143,777	$ 199,509	$ 63,858	$ -	$ 311,816
VIP Emerging Markets Portfolio Initial Class	73,519	100,268	29,147	-	143,506
VIP Equity-Income Portfolio Initial Class	152,655	209,569	71,800	-	323,726
VIP Growth & Income Portfolio Initial Class	173,157	238,107	84,546	29	371,302
VIP Growth Portfolio Initial Class	143,573	204,122	62,642	-	332,764
VIP High Income Portfolio Initial Class	133,149	195,922	55,168	170	277,173
VIP Investment Grade Bond Portfolio Initial Class	46,400	106,531	24,953	-	127,010
VIP Mid Cap Portfolio Initial Class	42,713	58,656	20,004	-	92,762
VIP Overseas Portfolio Initial Class	242,170	321,147	98,277	-	524,143
VIP Value Portfolio Initial Class	113,736	152,989	55,187	-	240,985
VIP Value Strategies Portfolio Initial Class	56,505	74,960	26,675	-	117,111
Total	$ 1,321,354	$ 1,861,780	$ 592,257	$ 199	$ 2,862,298
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $2,435,496. Net unrealized appreciation aggregated $426,802, of which $440,188 related to appreciated investment securities and $13,386 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager Portfolio

September 30, 2013

1.808793.109

VIPAM-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 39.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.8%
BorgWarner, Inc.	27,500	$ 2,788,225
Delphi Automotive PLC	100,200	5,853,684
Visteon Corp. (a)	15,500	1,172,420
		9,814,329
Automobiles - 0.6%
Ford Motor Co.	145,200	2,449,524
General Motors Co. (a)	109,300	3,931,521
Toyota Motor Corp. sponsored ADR	13,900	1,779,617
		8,160,662
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	103,600	619,833
Estacio Participacoes SA	277,800	2,158,424
		2,778,257
Hotels, Restaurants & Leisure - 0.8%
Alsea S.A.B. de CV	423,900	1,187,224
Chipotle Mexican Grill, Inc. (a)	11,300	4,844,310
Fiesta Restaurant Group, Inc. (a)	25,000	941,500
Las Vegas Sands Corp.	33,500	2,225,070
Penn National Gaming, Inc. (a)	31,900	1,765,984
		10,964,088
Household Durables - 1.9%
Barratt Developments PLC	186,600	932,240
Bellway PLC	66,900	1,424,203
D.R. Horton, Inc.	267,900	5,205,297
KB Home (d)	328,600	5,921,372
PulteGroup, Inc.	329,100	5,430,150
Taylor Morrison Home Corp.	60,100	1,361,265
Toll Brothers, Inc. (a)	124,700	4,044,021
		24,318,548
Internet & Catalog Retail - 0.5%
priceline.com, Inc. (a)	6,400	6,470,080
Media - 3.7%
CBS Corp. Class B	125,400	6,917,064
Comcast Corp. Class A	195,900	8,844,885
Interpublic Group of Companies, Inc.	129,800	2,229,964
ITV PLC	913,700	2,593,018
Naspers Ltd. Class N	19,700	1,821,694
Sirius XM Radio, Inc. (d)	921,200	3,565,044
The Walt Disney Co.	94,300	6,081,407
Time Warner, Inc.	101,100	6,653,391
Twenty-First Century Fox, Inc. Class A	225,700	7,560,950
Viacom, Inc. Class A	25,000	2,095,250
		48,362,667
Multiline Retail - 0.4%
Macy's, Inc.	105,100	4,547,677
Specialty Retail - 1.9%
Cabela's, Inc. Class A (a)	46,300	2,918,289
Conn's, Inc. (a)	56,400	2,822,256

	Shares	Value
Gap, Inc.	55,900	$ 2,251,652
GNC Holdings, Inc.	80,300	4,386,789
Home Depot, Inc.	63,400	4,808,890
Lowe's Companies, Inc.	39,000	1,856,790
TJX Companies, Inc.	101,100	5,701,029
		24,745,695
Textiles, Apparel & Luxury Goods - 1.4%
adidas AG	4,800	520,663
Arezzo Industria e Comercio SA	41,700	737,365
Coach, Inc.	11,100	605,283
Deckers Outdoor Corp. (a)	56,000	3,691,520
Michael Kors Holdings Ltd. (a)	68,163	5,079,507
Prada SpA	191,300	1,853,582
PVH Corp.	23,900	2,836,691
VF Corp.	14,900	2,965,845
		18,290,456
TOTAL CONSUMER DISCRETIONARY		158,452,459
CONSUMER STAPLES - 1.0%
Beverages - 0.5%
Anheuser-Busch InBev SA NV ADR	10,200	1,011,840
Fomento Economico Mexicano S.A.B. de CV unit	83,800	813,064
Monster Beverage Corp. (a)	100,400	5,245,900
		7,070,804
Food Products - 0.5%
Green Mountain Coffee Roasters, Inc. (a)	85,200	6,418,116
TOTAL CONSUMER STAPLES		13,488,920
ENERGY - 4.1%
Energy Equipment & Services - 0.3%
Frank's International NV	5,300	158,629
Halliburton Co.	66,300	3,192,345
		3,350,974
Oil, Gas & Consumable Fuels - 3.8%
Anadarko Petroleum Corp.	88,900	8,266,811
Cabot Oil & Gas Corp.	97,200	3,627,504
Cobalt International Energy, Inc. (a)	72,900	1,812,294
Concho Resources, Inc. (a)	73,800	8,030,178
Continental Resources, Inc. (a)	58,400	6,263,984
EOG Resources, Inc.	39,500	6,686,560
Genel Energy PLC (a)	104,800	1,593,114
Hess Corp.	66,500	5,143,110
Phillips 66 Co.	12,000	693,840
Pioneer Natural Resources Co.	40,800	7,703,040
		49,820,435
TOTAL ENERGY		53,171,409
Common Stocks - continued
	Shares	Value
FINANCIALS - 5.5%
Capital Markets - 2.0%
Apollo Global Management LLC Class A	235,500	$ 6,655,230
BlackRock, Inc. Class A	16,400	4,438,168
Goldman Sachs Group, Inc.	23,800	3,765,398
KKR & Co. LP	126,500	2,603,370
Morgan Stanley	187,900	5,063,905
The Blackstone Group LP	151,100	3,760,879
		26,286,950
Commercial Banks - 0.2%
Societe Generale Series A	45,400	2,262,076
UniCredit SpA	83,400	531,644
		2,793,720
Diversified Financial Services - 2.0%
Bank of America Corp.	822,300	11,347,740
CBOE Holdings, Inc.	41,800	1,890,614
Citigroup, Inc.	157,500	7,640,325
JPMorgan Chase & Co.	86,900	4,491,861
		25,370,540
Real Estate Investment Trusts - 0.3%
American Tower Corp.	57,500	4,262,475
Real Estate Management & Development - 0.5%
Altisource Asset Management Corp. (a)	2,500	1,313,725
Altisource Portfolio Solutions SA	23,600	3,304,236
Altisource Residential Corp. Class B	74,866	1,720,421
		6,338,382
Thrifts & Mortgage Finance - 0.5%
Ocwen Financial Corp. (a)	124,800	6,960,096
TOTAL FINANCIALS		72,012,163
HEALTH CARE - 7.4%
Biotechnology - 4.6%
Achillion Pharmaceuticals, Inc. (a)	162,800	491,656
Alexion Pharmaceuticals, Inc. (a)	45,600	5,296,896
Amgen, Inc.	65,600	7,343,264
ARIAD Pharmaceuticals, Inc. (a)	101,600	1,869,440
Biogen Idec, Inc. (a)	26,700	6,428,292
BioMarin Pharmaceutical, Inc. (a)	40,700	2,939,354
Celldex Therapeutics, Inc. (a)	38,000	1,346,340
Clovis Oncology, Inc. (a)	11,400	692,892
Genmab A/S (a)	400	16,397
Gilead Sciences, Inc. (a)	180,600	11,348,904
Infinity Pharmaceuticals, Inc. (a)	18,800	328,060
Intercept Pharmaceuticals, Inc.	21,100	1,456,533
InterMune, Inc. (a)	80,200	1,232,674
KYTHERA Biopharmaceuticals, Inc.	30,900	1,412,130
MannKind Corp. (a)(d)	66,500	379,050
Medivation, Inc. (a)	110,400	6,617,376
Pharmacyclics, Inc. (a)	13,300	1,840,986

	Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	17,600	$ 5,506,512
Synageva BioPharma Corp. (a)	46,500	2,943,915
		59,490,671
Health Care Equipment & Supplies - 0.6%
Edwards Lifesciences Corp. (a)	70,200	4,888,026
The Cooper Companies, Inc.	26,600	3,449,754
		8,337,780
Health Care Providers & Services - 0.8%
Community Health Systems, Inc.	44,100	1,830,150
Express Scripts Holding Co. (a)	100,000	6,178,000
Tenet Healthcare Corp. (a)	55,600	2,290,164
		10,298,314
Health Care Technology - 0.1%
athenahealth, Inc. (a)	6,800	738,208
Pharmaceuticals - 1.3%
Jazz Pharmaceuticals PLC (a)	32,600	2,998,222
Pacira Pharmaceuticals, Inc. (a)	28,000	1,346,520
Salix Pharmaceuticals Ltd. (a)	13,600	909,568
Santarus, Inc. (a)	56,500	1,275,205
Shire PLC sponsored ADR	8,600	1,031,054
Valeant Pharmaceuticals International, Inc. (Canada) (a)	65,350	6,813,834
ViroPharma, Inc. (a)	64,400	2,530,920
		16,905,323
TOTAL HEALTH CARE		95,770,296
INDUSTRIALS - 2.4%
Airlines - 1.9%
AMR Corp. (a)	451,200	1,854,432
Copa Holdings SA Class A	11,500	1,594,705
Delta Air Lines, Inc.	277,325	6,542,097
U.S. Airways Group, Inc. (a)	451,800	8,566,128
United Continental Holdings, Inc. (a)	174,270	5,351,832
		23,909,194
Electrical Equipment - 0.3%
Eaton Corp. PLC	63,800	4,391,992
Professional Services - 0.2%
Bureau Veritas SA	74,900	2,360,953
TOTAL INDUSTRIALS		30,662,139
INFORMATION TECHNOLOGY - 5.7%
Communications Equipment - 0.4%
Alcatel-Lucent SA sponsored ADR (a)	680,100	2,400,753
F5 Networks, Inc. (a)	28,500	2,444,160
		4,844,913
Computers & Peripherals - 2.2%
3D Systems Corp. (a)(d)	31,600	1,706,084
Apple, Inc.	51,500	24,552,626
SanDisk Corp.	35,400	2,106,654
		28,365,364
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.9%
Bankrate, Inc. (a)	187,900	$ 3,865,103
Cornerstone OnDemand, Inc. (a)	56,300	2,896,072
Facebook, Inc. Class A (a)	109,821	5,517,407
Google, Inc. Class A (a)	12,800	11,211,648
Kakaku.com, Inc.	11,500	268,844
NHN Corp.	1,014	525,623
		24,284,697
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	12,500	1,026,500
FleetCor Technologies, Inc. (a)	39,400	4,340,304
Visa, Inc. Class A	29,900	5,713,890
		11,080,694
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor Holdings I Ltd. (a)	120,300	2,002,995
Software - 0.2%
Citrix Systems, Inc. (a)	31,100	2,195,971
CommVault Systems, Inc. (a)	12,500	1,097,875
		3,293,846
TOTAL INFORMATION TECHNOLOGY		73,872,509
MATERIALS - 1.0%
Chemicals - 1.0%
Eastman Chemical Co.	64,200	5,001,180
LyondellBasell Industries NV Class A	80,100	5,865,723
Rockwood Holdings, Inc.	12,300	822,870
Sherwin-Williams Co.	1,600	291,488
Westlake Chemical Corp.	5,400	565,164
		12,546,425
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	33,600	2,703,456
TOTAL COMMON STOCKS (Cost $354,289,628)		512,679,776
Fixed-Income Funds - 45.7%

Fidelity Emerging Markets Debt Central Fund (f)	508,820	5,159,433
Fidelity Floating Rate Central Fund (f)	304,948	32,443,366
Fidelity High Income Central Fund 1 (f)	269,393	27,311,015
Fidelity Inflation-Protected Bond Index Central Fund (a)(f)	196,074	19,323,093
Fidelity VIP Investment Grade Central Fund (f)	4,893,022	509,118,896
TOTAL FIXED-INCOME FUNDS (Cost $581,265,725)		593,355,803
Equity Funds - 14.1%
	Shares	Value
International Equity Funds - 14.1%
Fidelity Emerging Markets Equity Central Fund (f)	68,766	$ 13,660,419
Fidelity International Equity Central Fund (f)	2,171,807	169,531,258
TOTAL EQUITY FUNDS (Cost $189,720,597)		183,191,677
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.04% 10/3/13 (e) (Cost $699,998)	$ 700,000	699,999
Money Market Funds - 1.0%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	8,569,201	8,569,201
Fidelity Money Market Central Fund, 0.25% (b)	22,364	22,364
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	4,698,196	4,698,196
TOTAL MONEY MARKET FUNDS (Cost $13,289,761)		13,289,761
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,139,265,709)		1,303,217,016
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(5,551,190)
NET ASSETS - 100%		$ 1,297,665,826
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
24 CME E-mini S&P 500 Index Contracts	Dec. 2013	$ 2,009,160	$ (4,836)
38 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2013	3,448,880	64,148
TOTAL EQUITY INDEX CONTRACTS		$ 5,458,040	$ 59,312

The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $430,000.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 46,079
Fidelity Emerging Markets Debt Central Fund	273,409
Fidelity Emerging Markets Equity Central Fund	541,427
Fidelity Floating Rate Central Fund	1,341,076
Fidelity High Income Central Fund 1	1,335,397
Fidelity International Equity Central Fund	2,804,229
Fidelity Money Market Central Fund	8,793
Fidelity Securities Lending Cash Central Fund	123,905
Fidelity VIP Investment Grade Central Fund	8,658,986
Total	$ 15,133,301
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 12,545,365	$ -	$ 12,015,779	$ -	0.0%
Fidelity Emerging Markets Debt Central Fund	6,467,629	308,779	969,058	5,159,433	6.9%
Fidelity Emerging Markets Equity Central Fund	52,978,373	541,427	36,210,629	13,660,419	6.6%
Fidelity Floating Rate Central Fund	50,838,245	1,340,762	20,355,446	32,443,366	2.4%
Fidelity High Income Central Fund 1	38,097,411	1,335,397	11,831,821	27,311,015	6.7%
Fidelity Inflation-Protected Bond Index Central Fund	49,805,151	14,021,656	42,462,301	19,323,093	6.6%
Fidelity International Equity Central Fund	105,633,406	46,614,154	1,572,340	169,531,258	6.5%
Fidelity VIP Investment Grade Central Fund	439,718,435	100,632,437	12,011,096	509,118,896	12.4%
Total	$ 756,084,015	$ 164,794,612	$ 137,428,470	$ 776,547,480
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 158,452,459	$ 158,452,459	$ -	$ -
Consumer Staples	13,488,920	13,488,920	-	-
Energy	53,171,409	53,171,409	-	-
Financials	72,012,163	72,012,163	-	-
Health Care	95,770,296	95,770,296	-	-
Industrials	30,662,139	30,662,139	-	-
Information Technology	73,872,509	73,603,665	268,844	-
Materials	12,546,425	12,546,425	-	-
Telecommunication Services	2,703,456	2,703,456	-	-
U.S. Treasury Obligations	699,999	-	699,999	-
Fixed-Income Funds	593,355,803	593,355,803	-	-
Money Market Funds	13,289,761	13,289,761	-	-
Equity Funds	183,191,677	183,191,677	-	-
Total Investments in Securities:	$ 1,303,217,016	$ 1,302,248,173	$ 968,843	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 64,148	$ 64,148	$ -	$ -
Liabilities
Futures Contracts	$ (4,836)	$ (4,836)	$ -	$ -
Total Derivative Instruments:	$ 59,312	$ 59,312	$ -	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $1,127,434,729. Net unrealized appreciation aggregated $175,782,287, of which $202,924,107 related to appreciated investment securities and $27,141,820 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager: Growth Portfolio

September 30, 2013

1.808789.109

VIPAMG-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 53.2%
	Shares	Value
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 1.0%
BorgWarner, Inc.	5,000	$ 506,950
Delphi Automotive PLC	18,600	1,086,612
Visteon Corp. (a)	2,800	211,792
		1,805,354
Automobiles - 0.9%
Ford Motor Co.	27,000	455,490
General Motors Co. (a)	20,300	730,191
Toyota Motor Corp. sponsored ADR	2,600	332,878
		1,518,559
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	18,000	107,693
Estacio Participacoes SA	49,600	385,377
		493,070
Hotels, Restaurants & Leisure - 1.1%
Alsea S.A.B. de CV	78,200	219,016
Chipotle Mexican Grill, Inc. (a)	2,100	900,270
Fiesta Restaurant Group, Inc. (a)	4,400	165,704
Las Vegas Sands Corp.	6,100	405,162
Penn National Gaming, Inc. (a)	5,800	321,088
		2,011,240
Household Durables - 2.5%
Barratt Developments PLC	34,100	170,361
Bellway PLC	12,300	261,849
D.R. Horton, Inc.	49,800	967,614
KB Home (d)	61,100	1,101,022
PulteGroup, Inc.	61,300	1,011,450
Taylor Morrison Home Corp.	11,000	249,150
Toll Brothers, Inc. (a)	23,200	752,376
		4,513,822
Internet & Catalog Retail - 0.7%
priceline.com, Inc. (a)	1,200	1,213,140
Media - 5.0%
CBS Corp. Class B	23,300	1,285,228
Comcast Corp. Class A	36,400	1,643,460
Interpublic Group of Companies, Inc.	23,700	407,166
ITV PLC	166,800	473,367
Naspers Ltd. Class N	3,700	342,146
Sirius XM Radio, Inc. (d)	168,900	653,643
The Walt Disney Co.	17,500	1,128,575
Time Warner, Inc.	18,800	1,237,228
Twenty-First Century Fox, Inc. Class A	42,000	1,407,000
Viacom, Inc. Class A	4,600	385,526
		8,963,339
Multiline Retail - 0.5%
Macy's, Inc.	19,600	848,092
Specialty Retail - 2.6%
Cabela's, Inc. Class A (a)	8,500	535,755
Conn's, Inc. (a)	10,300	515,412

	Shares	Value
Gap, Inc.	10,400	$ 418,912
GNC Holdings, Inc.	14,900	813,987
Home Depot, Inc.	11,800	895,030
Lowe's Companies, Inc.	7,100	338,031
TJX Companies, Inc.	18,800	1,060,132
		4,577,259
Textiles, Apparel & Luxury Goods - 1.9%
adidas AG	900	97,624
Arezzo Industria e Comercio SA	7,200	127,315
Coach, Inc.	1,900	103,607
Deckers Outdoor Corp. (a)	10,300	678,976
Michael Kors Holdings Ltd. (a)	12,659	943,349
Prada SpA	35,900	347,849
PVH Corp.	4,400	522,236
VF Corp.	2,700	537,435
		3,358,391
TOTAL CONSUMER DISCRETIONARY		29,302,266
CONSUMER STAPLES - 1.4%
Beverages - 0.7%
Anheuser-Busch InBev SA NV ADR	1,900	188,480
Fomento Economico Mexicano S.A.B. de CV unit	15,500	150,388
Monster Beverage Corp. (a)	18,700	977,075
		1,315,943
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (a)	15,700	1,182,681
TOTAL CONSUMER STAPLES		2,498,624
ENERGY - 5.5%
Energy Equipment & Services - 0.3%
Frank's International NV	700	20,951
Halliburton Co.	12,200	587,430
		608,381
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	16,500	1,534,335
Cabot Oil & Gas Corp.	18,000	671,760
Cobalt International Energy, Inc. (a)	13,300	330,638
Concho Resources, Inc. (a)	13,600	1,479,816
Continental Resources, Inc. (a)	10,900	1,169,134
EOG Resources, Inc.	7,300	1,235,744
Genel Energy PLC (a)	18,400	279,707
Hess Corp.	12,400	959,016
Phillips 66 Co.	2,000	115,640
Pioneer Natural Resources Co.	7,600	1,434,880
		9,210,670
TOTAL ENERGY		9,819,051
Common Stocks - continued
	Shares	Value
FINANCIALS - 7.5%
Capital Markets - 2.7%
Apollo Global Management LLC Class A	43,800	$ 1,237,788
BlackRock, Inc. Class A	3,000	811,860
Goldman Sachs Group, Inc.	4,400	696,124
KKR & Co. LP	23,200	477,456
Morgan Stanley	34,900	940,555
The Blackstone Group LP	27,700	689,453
		4,853,236
Commercial Banks - 0.3%
Societe Generale Series A	8,300	413,551
UniCredit SpA	15,200	96,894
		510,445
Diversified Financial Services - 2.7%
Bank of America Corp.	152,900	2,110,020
CBOE Holdings, Inc.	7,600	343,748
Citigroup, Inc.	29,300	1,421,343
JPMorgan Chase & Co.	16,200	837,378
		4,712,489
Real Estate Investment Trusts - 0.4%
American Tower Corp.	10,700	793,191
Real Estate Management & Development - 0.7%
Altisource Asset Management Corp. (a)	450	236,471
Altisource Portfolio Solutions SA	4,300	602,043
Altisource Residential Corp. Class B	13,900	319,422
		1,157,936
Thrifts & Mortgage Finance - 0.7%
Ocwen Financial Corp. (a)	22,900	1,277,133
TOTAL FINANCIALS		13,304,430
HEALTH CARE - 9.9%
Biotechnology - 6.2%
Achillion Pharmaceuticals, Inc. (a)	29,300	88,486
Alexion Pharmaceuticals, Inc. (a)	8,500	987,360
Amgen, Inc.	12,200	1,365,668
ARIAD Pharmaceuticals, Inc. (a)	18,600	342,240
Biogen Idec, Inc. (a)	5,000	1,203,800
BioMarin Pharmaceutical, Inc. (a)	7,500	541,650
Celldex Therapeutics, Inc. (a)	7,000	248,010
Clovis Oncology, Inc. (a)	2,100	127,638
Genmab A/S (a)	200	8,199
Gilead Sciences, Inc. (a)	33,600	2,111,424
Infinity Pharmaceuticals, Inc. (a)	3,100	54,095
Intercept Pharmaceuticals, Inc.	3,800	262,314
InterMune, Inc. (a)	14,400	221,328
KYTHERA Biopharmaceuticals, Inc.	5,600	255,920
MannKind Corp. (a)(d)	11,800	67,260
Medivation, Inc. (a)	20,200	1,210,788
Pharmacyclics, Inc. (a)	2,400	332,208

	Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	3,300	$ 1,032,471
Synageva BioPharma Corp. (a)	8,500	538,135
		10,998,994
Health Care Equipment & Supplies - 0.8%
Edwards Lifesciences Corp. (a)	13,000	905,190
The Cooper Companies, Inc.	4,900	635,481
		1,540,671
Health Care Providers & Services - 1.1%
Community Health Systems, Inc.	8,200	340,300
Express Scripts Holding Co. (a)	18,700	1,155,286
Tenet Healthcare Corp. (a)	10,200	420,138
		1,915,724
Health Care Technology - 0.1%
athenahealth, Inc. (a)	1,300	141,128
Pharmaceuticals - 1.7%
Jazz Pharmaceuticals PLC (a)	5,900	542,623
Pacira Pharmaceuticals, Inc. (a)	5,000	240,450
Salix Pharmaceuticals Ltd. (a)	2,500	167,200
Santarus, Inc. (a)	10,000	225,700
Shire PLC sponsored ADR	1,600	191,824
Valeant Pharmaceuticals International, Inc. (Canada) (a)	12,206	1,272,680
ViroPharma, Inc. (a)	11,100	436,230
		3,076,707
TOTAL HEALTH CARE		17,673,224
INDUSTRIALS - 3.1%
Airlines - 2.4%
AMR Corp. (a)	82,800	340,308
Copa Holdings SA Class A	2,000	277,340
Delta Air Lines, Inc.	51,600	1,217,244
U.S. Airways Group, Inc. (a)	80,400	1,524,384
United Continental Holdings, Inc. (a)	32,385	994,543
		4,353,819
Electrical Equipment - 0.5%
Eaton Corp. PLC	11,900	819,196
Professional Services - 0.2%
Bureau Veritas SA	13,700	431,843
TOTAL INDUSTRIALS		5,604,858
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 0.5%
Alcatel-Lucent SA sponsored ADR (a)	118,600	418,658
F5 Networks, Inc. (a)	5,200	445,952
		864,610
Computers & Peripherals - 3.0%
3D Systems Corp. (a)(d)	5,750	310,443
Apple, Inc.	9,600	4,576,802
SanDisk Corp.	6,600	392,766
		5,280,011
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.5%
Bankrate, Inc. (a)	34,400	$ 707,608
Cornerstone OnDemand, Inc. (a)	10,300	529,832
Facebook, Inc. Class A (a)	20,180	1,013,843
Google, Inc. Class A (a)	2,400	2,102,184
Kakaku.com, Inc.	2,100	49,093
NHN Corp.	187	96,934
		4,499,494
IT Services - 1.2%
Cognizant Technology Solutions Corp. Class A (a)	2,300	188,876
FleetCor Technologies, Inc. (a)	7,300	804,168
Visa, Inc. Class A	5,500	1,051,050
		2,044,094
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor Holdings I Ltd. (a)	22,400	372,960
Software - 0.3%
Citrix Systems, Inc. (a)	5,700	402,477
CommVault Systems, Inc. (a)	2,200	193,226
		595,703
TOTAL INFORMATION TECHNOLOGY		13,656,872
MATERIALS - 1.3%
Chemicals - 1.3%
Eastman Chemical Co.	12,000	934,800
LyondellBasell Industries NV Class A	14,900	1,091,127
Rockwood Holdings, Inc.	2,200	147,180
Sherwin-Williams Co.	300	54,654
Westlake Chemical Corp.	1,100	115,126
		2,342,887
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	6,100	490,806
TOTAL COMMON STOCKS (Cost $65,659,555)		94,693,018
Fixed-Income Funds - 24.7%

Fidelity Floating Rate Central Fund (f)	15,891	1,690,667
Fidelity High Income Central Fund 1 (f)	34,385	3,485,979
Fidelity Inflation-Protected Bond Index Central Fund (a)(f)	17,828	1,756,949
Fidelity VIP Investment Grade Central Fund (f)	355,250	36,963,795
TOTAL FIXED-INCOME FUNDS (Cost $42,800,366)		43,897,390
Equity Funds - 20.8%
	Shares	Value
International Equity Funds - 20.8%
Fidelity Emerging Markets Equity Central Fund (f)	18,383	$ 3,651,685
Fidelity International Equity Central Fund (f)	428,480	33,447,178
TOTAL EQUITY FUNDS (Cost $40,249,417)		37,098,863
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 10/3/13 (e) (Cost $135,000)	$ 135,000	135,000
Money Market Funds - 2.5%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	2,320,139	2,320,139
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	2,192,300	2,192,300
TOTAL MONEY MARKET FUNDS (Cost $4,512,439)		4,512,439
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $153,356,777)		180,336,710
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(2,359,803)
NET ASSETS - 100%		$ 177,976,907
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
7 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2013	$ 635,320	$ 11,817

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $135,000.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,049
Fidelity Emerging Markets Debt Central Fund	25,594
Fidelity Emerging Markets Equity Central Fund	114,362
Fidelity Floating Rate Central Fund	77,358
Fidelity High Income Central Fund 1	165,630
Fidelity International Equity Central Fund	557,399
Fidelity Securities Lending Cash Central Fund	22,957
Fidelity VIP Investment Grade Central Fund	611,953
Total	$ 1,580,302
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,583,138	$ -	$ 1,515,017	$ -	0.0%
Fidelity Emerging Markets Debt Central Fund	808,859	28,170	764,289	-	0.0%
Fidelity Emerging Markets Equity Central Fund	9,027,490	267,201	4,963,568	3,651,685	1.8%
Fidelity Floating Rate Central Fund	4,048,579	77,328	2,481,105	1,690,667	0.1%
Fidelity High Income Central Fund 1	4,042,127	165,630	680,823	3,485,979	0.9%
Fidelity Inflation-Protected Bond Index Central Fund	4,799,420	1,893,692	4,717,771	1,756,949	0.6%
Fidelity International Equity Central Fund	21,589,033	8,560,283	424,720	33,447,178	1.3%
Fidelity VIP Investment Grade Central Fund	28,673,911	9,699,379	-	36,963,795	0.9%
Total	$ 74,572,557	$ 20,691,683	$ 15,547,293	$ 80,996,253
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 29,302,266	$ 29,302,266	$ -	$ -
Consumer Staples	2,498,624	2,498,624	-	-
Energy	9,819,051	9,819,051	-	-
Financials	13,304,430	13,304,430	-	-
Health Care	17,673,224	17,673,224	-	-
Industrials	5,604,858	5,604,858	-	-
Information Technology	13,656,872	13,607,779	49,093	-
Materials	2,342,887	2,342,887	-	-
Telecommunication Services	490,806	490,806	-	-
U.S. Treasury Obligations	135,000	-	135,000	-
Fixed-Income Funds	43,897,390	43,897,390	-	-
Money Market Funds	4,512,439	4,512,439	-	-
Equity Funds	37,098,863	37,098,863	-	-
Total Investments in Securities:	$ 180,336,710	$ 180,152,617	$ 184,093	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 11,817	$ 11,817	$ -	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $153,001,039. Net unrealized appreciation aggregated $27,335,671, of which $33,522,486 related to appreciated investment securities and $6,186,815 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2005 Portfolio

September 30, 2013

1.822342.108

VIPF2005-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.3%
	Shares	Value
Domestic Equity Funds - 25.3%
VIP Contrafund Portfolio Initial Class (b)	10,098	$ 318,301
VIP Equity-Income Portfolio Initial Class (b)	13,830	328,455
VIP Growth & Income Portfolio Initial Class (b)	21,121	376,380
VIP Growth Portfolio Initial Class (b)	6,434	340,890
VIP Mid Cap Portfolio Initial Class (b)	2,616	97,742
VIP Value Portfolio Initial Class (b)	15,952	246,139
VIP Value Strategies Portfolio Initial Class (b)	9,224	122,121
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,561,294)		1,830,028
International Equity Funds - 9.8%

Developed International Equity Funds - 7.7%
VIP Overseas Portfolio Initial Class (b)	28,974	559,768
Emerging Markets Equity Funds - 2.1%
VIP Emerging Markets Portfolio Initial Class (b)	16,830	147,432
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $712,041)		707,200
Bond Funds - 33.5%

High Yield Bond Funds - 4.9%
VIP High Income Portfolio Initial Class (b)	60,033	357,196
Investment Grade Bond Funds - 28.6%
VIP Investment Grade Bond Portfolio Initial Class (b)	161,373	2,070,420
TOTAL BOND FUNDS (Cost $2,419,085)		2,427,616
Short-Term Funds - 31.4%
	Shares	Value
VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $2,272,430)	2,272,430	$ 2,272,430
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,964,850)		7,237,274
NET OTHER ASSETS (LIABILITIES) - 0.0%		(126)
NET ASSETS - 100%		$ 7,237,148
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 290,601	$ 120,104	$ 150,709	$ -	$ 318,301
VIP Emerging Markets Portfolio Initial Class	150,498	57,772	61,271	-	147,432
VIP Equity-Income Portfolio Initial Class	310,988	127,091	169,941	-	328,455
VIP Growth & Income Portfolio Initial Class	351,652	144,127	199,028	44	376,380
VIP Growth Portfolio Initial Class	287,822	122,796	150,227	-	340,890
VIP High Income Portfolio Initial Class	324,816	142,839	118,717	318	357,196
VIP Investment Grade Bond Portfolio Initial Class	1,900,518	904,322	696,248	-	2,070,420
VIP Mid Cap Portfolio Initial Class	86,527	36,118	44,867	-	97,742
VIP Money Market Portfolio Initial Class	1,858,464	1,174,133	760,168	567	2,272,430
VIP Overseas Portfolio Initial Class	490,698	193,681	228,717	-	559,768
VIP Value Portfolio Initial Class	231,406	92,646	130,226	-	246,139
VIP Value Strategies Portfolio Initial Class	114,721	45,553	60,411	-	122,121
Total	$ 6,398,711	$ 3,161,182	$ 2,770,530	$ 929	$ 7,237,274
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $7,047,393. Net unrealized appreciation aggregated $189,881, of which $349,984 related to appreciated investment securities and $160,103 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2010 Portfolio

September 30, 2013

1.822344.108

VIPF2010-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.4%
	Shares	Value
Domestic Equity Funds - 35.4%
VIP Contrafund Portfolio Initial Class (b)	522,766	$ 16,477,591
VIP Equity-Income Portfolio Initial Class (b)	718,130	17,055,588
VIP Growth & Income Portfolio Initial Class (b)	1,096,753	19,544,141
VIP Growth Portfolio Initial Class (b)	331,143	17,543,979
VIP Mid Cap Portfolio Initial Class (b)	133,744	4,998,016
VIP Value Portfolio Initial Class (b)	824,191	12,717,271
VIP Value Strategies Portfolio Initial Class (b)	473,703	6,271,823
TOTAL DOMESTIC EQUITY FUNDS (Cost $75,223,299)		94,608,409
International Equity Funds - 13.5%

Developed International Equity Funds - 10.7%
VIP Overseas Portfolio Initial Class (b)	1,479,772	28,589,187
Emerging Markets Equity Funds - 2.8%
VIP Emerging Markets Portfolio Initial Class (b)	859,628	7,530,340
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $33,256,972)		36,119,527
Bond Funds - 37.9%
	Shares	Value
High Yield Bond Funds - 4.9%
VIP High Income Portfolio Initial Class (b)	2,198,626	$ 13,081,824
Investment Grade Bond Funds - 33.0%
VIP Investment Grade Bond Portfolio Initial Class (b)	6,879,759	88,267,312
TOTAL BOND FUNDS (Cost $100,947,658)		101,349,136
Short-Term Funds - 13.2%

VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $35,170,364)	35,170,364	35,170,364
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $244,598,293)		267,247,436
NET OTHER ASSETS (LIABILITIES) - 0.0%		(63,942)
NET ASSETS - 100%		$ 267,183,494
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 13,293,989	$ 2,796,839	$ 2,249,593	$ -	$ 16,477,591
VIP Emerging Markets Portfolio Initial Class	6,874,133	1,394,390	754,077	-	7,530,340
VIP Equity-Income Portfolio Initial Class	14,217,462	2,982,818	2,894,978	-	17,055,588
VIP Growth & Income Portfolio Initial Class	16,082,359	3,359,578	3,503,538	2,212	19,544,141
VIP Growth Portfolio Initial Class	13,181,909	2,908,102	2,146,979	-	17,543,979
VIP High Income Portfolio Initial Class	11,095,058	2,652,312	935,250	11,572	13,081,824
VIP Investment Grade Bond Portfolio Initial Class	75,215,095	20,636,397	6,139,175	-	88,267,312
VIP Mid Cap Portfolio Initial Class	3,957,804	858,910	724,976	-	4,998,016
VIP Money Market Portfolio Initial Class	26,685,102	10,924,175	2,438,913	7,757	35,170,364
VIP Overseas Portfolio Initial Class	22,425,345	4,554,829	3,083,120	-	28,589,187
VIP Value Portfolio Initial Class	10,578,208	2,157,459	2,398,614	-	12,717,271
VIP Value Strategies Portfolio Initial Class	5,243,866	1,055,277	1,035,108	-	6,271,823
Total	$ 218,850,330	$ 56,281,086	$ 28,304,321	$ 21,541	$ 267,247,436
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $245,549,973. Net unrealized appreciation aggregated $21,697,463, of which $25,816,258 related to appreciated investment securities and $4,118,795 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2015 Portfolio

September 30, 2013

1.822346.108

VIPF2015-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.2%
	Shares	Value
Domestic Equity Funds - 37.2%
VIP Contrafund Portfolio Initial Class (b)	224,803	$ 7,085,806
VIP Equity-Income Portfolio Initial Class (b)	308,773	7,333,353
VIP Growth & Income Portfolio Initial Class (b)	471,618	8,404,237
VIP Growth Portfolio Initial Class (b)	142,424	7,545,609
VIP Mid Cap Portfolio Initial Class (b)	57,362	2,143,610
VIP Value Portfolio Initial Class (b)	354,375	5,468,013
VIP Value Strategies Portfolio Initial Class (b)	203,070	2,688,641
TOTAL DOMESTIC EQUITY FUNDS (Cost $29,472,162)		40,669,269
International Equity Funds - 14.2%

Developed International Equity Funds - 11.2%
VIP Overseas Portfolio Initial Class (b)	633,080	12,231,113
Emerging Markets Equity Funds - 3.0%
VIP Emerging Markets Portfolio Initial Class (b)	371,091	3,250,757
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $14,092,528)		15,481,870
Bond Funds - 39.0%
	Shares	Value
High Yield Bond Funds - 4.9%
VIP High Income Portfolio Initial Class (b)	896,471	$ 5,334,005
Investment Grade Bond Funds - 34.1%
VIP Investment Grade Bond Portfolio Initial Class (b)	2,908,552	37,316,723
TOTAL BOND FUNDS (Cost $41,989,823)		42,650,728
Short-Term Funds - 9.6%

VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $10,436,967)	10,436,967	10,436,967
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $95,991,480)		109,238,834
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13,624)
NET ASSETS - 100%		$ 109,225,210
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 6,511,189	$ 790,081	$ 1,449,482	$ -	$ 7,085,806
VIP Emerging Markets Portfolio Initial Class	3,376,954	427,322	559,822	-	3,250,757
VIP Equity-Income Portfolio Initial Class	6,970,691	845,856	1,797,650	-	7,333,353
VIP Growth & Income Portfolio Initial Class	7,880,187	945,965	2,134,365	1,090	8,404,237
VIP Growth Portfolio Initial Class	6,443,947	810,891	1,351,852	-	7,545,609
VIP High Income Portfolio Initial Class	5,269,193	769,387	832,325	5,490	5,334,005
VIP Investment Grade Bond Portfolio Initial Class	36,296,613	7,437,186	5,755,624	-	37,316,723
VIP Mid Cap Portfolio Initial Class	1,939,810	252,023	469,516	-	2,143,610
VIP Money Market Portfolio Initial Class	10,200,518	1,898,213	1,661,765	2,780	10,436,967
VIP Overseas Portfolio Initial Class	11,005,057	1,216,337	2,129,471	-	12,231,113
VIP Value Portfolio Initial Class	5,188,872	603,269	1,454,138	-	5,468,013
VIP Value Strategies Portfolio Initial Class	2,573,085	296,556	660,044	-	2,688,641
Total	$ 103,656,116	$ 16,293,086	$ 20,256,054	$ 9,360	$ 109,238,834
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $96,422,038. Net unrealized appreciation aggregated $12,816,796, of which $14,851,770 related to appreciated investment securities and $2,034,974 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2020 Portfolio

September 30, 2013

1.822349.108

VIPF2020-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.1%
	Shares	Value
Domestic Equity Funds - 40.1%
VIP Contrafund Portfolio Initial Class (b)	1,564,821	$ 49,323,148
VIP Equity-Income Portfolio Initial Class (b)	2,149,556	51,051,946
VIP Growth & Income Portfolio Initial Class (b)	3,283,714	58,515,781
VIP Growth Portfolio Initial Class (b)	991,455	52,527,268
VIP Mid Cap Portfolio Initial Class (b)	399,542	14,930,901
VIP Value Portfolio Initial Class (b)	2,465,829	38,047,748
VIP Value Strategies Portfolio Initial Class (b)	1,414,684	18,730,412
TOTAL DOMESTIC EQUITY FUNDS (Cost $203,682,452)		283,127,204
International Equity Funds - 15.3%

Developed International Equity Funds - 12.1%
VIP Overseas Portfolio Initial Class (b)	4,418,616	85,367,654
Emerging Markets Equity Funds - 3.2%
VIP Emerging Markets Portfolio Initial Class (b)	2,574,540	22,552,968
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $94,664,753)		107,920,622
Bond Funds - 37.6%
	Shares	Value
High Yield Bond Funds - 5.4%
VIP High Income Portfolio Initial Class (b)	6,444,695	$ 38,345,935
Investment Grade Bond Funds - 32.2%
VIP Investment Grade Bond Portfolio Initial Class (b)	17,700,641	227,099,229
TOTAL BOND FUNDS (Cost $264,936,402)		265,445,164
Short-Term Funds - 7.0%

VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $49,600,792)	49,600,792	49,600,792
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $612,884,399)		706,093,782
NET OTHER ASSETS (LIABILITIES) - 0.0%		(143,318)
NET ASSETS - 100%		$ 705,950,464
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 43,609,513	$ 3,657,898	$ 6,293,474	$ -	$ 49,323,148
VIP Emerging Markets Portfolio Initial Class	22,586,206	1,970,654	2,046,303	-	22,552,968
VIP Equity-Income Portfolio Initial Class	46,667,440	3,981,331	8,386,762	-	51,051,946
VIP Growth & Income Portfolio Initial Class	52,771,327	4,398,824	10,140,923	7,204	58,515,781
VIP Growth Portfolio Initial Class	43,202,017	3,787,388	5,710,529	-	52,527,268
VIP High Income Portfolio Initial Class	37,083,988	3,070,187	2,708,327	38,498	38,345,935
VIP Investment Grade Bond Portfolio Initial Class	200,343,135	42,626,422	12,018,717	-	227,099,229
VIP Mid Cap Portfolio Initial Class	12,987,056	1,214,386	2,117,687	-	14,930,901
VIP Money Market Portfolio Initial Class	39,192,728	13,079,021	2,670,958	11,316	49,600,792
VIP Overseas Portfolio Initial Class	73,628,388	5,955,981	8,795,945	-	85,367,654
VIP Value Portfolio Initial Class	34,726,330	2,822,193	7,058,762	-	38,047,748
VIP Value Strategies Portfolio Initial Class	17,215,044	1,384,778	3,069,498	-	18,730,412
Total	$ 624,013,172	$ 87,949,063	$ 71,017,885	$ 57,018	$ 706,093,782
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $614,888,289. Net unrealized appreciation aggregated $91,205,493, of which $101,874,489 related to appreciated investment securities and $10,668,996 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2025 Portfolio

September 30, 2013

1.822350.108

VIPF2025-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.0%
	Shares	Value
Domestic Equity Funds - 49.0%
VIP Contrafund Portfolio Initial Class (b)	232,103	$ 7,315,873
VIP Equity-Income Portfolio Initial Class (b)	318,934	7,574,677
VIP Growth & Income Portfolio Initial Class (b)	487,285	8,683,420
VIP Growth Portfolio Initial Class (b)	147,003	7,788,213
VIP Mid Cap Portfolio Initial Class (b)	58,882	2,200,416
VIP Value Portfolio Initial Class (b)	365,526	5,640,068
VIP Value Strategies Portfolio Initial Class (b)	208,645	2,762,461
TOTAL DOMESTIC EQUITY FUNDS (Cost $32,125,316)		41,965,128
International Equity Funds - 18.6%

Developed International Equity Funds - 14.7%
VIP Overseas Portfolio Initial Class (b)	650,067	12,559,287
Emerging Markets Equity Funds - 3.9%
VIP Emerging Markets Portfolio Initial Class (b)	381,381	3,340,899
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $14,049,424)		15,900,186
Bond Funds - 31.5%
	Shares	Value
High Yield Bond Funds - 7.1%
VIP High Income Portfolio Initial Class (b)	1,021,590	$ 6,078,458
Investment Grade Bond Funds - 24.4%
VIP Investment Grade Bond Portfolio Initial Class (b)	1,627,716	20,883,592
TOTAL BOND FUNDS (Cost $26,952,069)		26,962,050
Short-Term Funds - 0.9%

VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $755,517)	755,517	755,517
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $73,882,326)		85,582,881
NET OTHER ASSETS (LIABILITIES) - 0.0%		(10,694)
NET ASSETS - 100%		$ 85,572,187
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 5,717,968	$ 1,695,933	$ 1,242,887	$ -	$ 7,315,873
VIP Emerging Markets Portfolio Initial Class	2,943,853	877,403	490,349	-	3,340,899
VIP Equity-Income Portfolio Initial Class	6,106,193	1,796,679	1,523,585	-	7,574,677
VIP Growth & Income Portfolio Initial Class	6,910,811	2,030,969	1,830,384	955	8,683,420
VIP Growth Portfolio Initial Class	5,684,708	1,749,332	1,211,067	-	7,788,213
VIP High Income Portfolio Initial Class	5,073,085	1,700,195	819,149	5,287	6,078,458
VIP Investment Grade Bond Portfolio Initial Class	16,499,573	7,450,412	2,745,179	-	20,883,592
VIP Mid Cap Portfolio Initial Class	1,698,369	513,043	404,121	-	2,200,416
VIP Money Market Portfolio Initial Class	384,791	467,978	97,254	128	755,517
VIP Overseas Portfolio Initial Class	9,602,877	2,742,673	1,823,237	-	12,559,287
VIP Value Portfolio Initial Class	4,537,818	1,304,874	1,239,374	-	5,640,068
VIP Value Strategies Portfolio Initial Class	2,246,395	638,709	561,175	-	2,762,461
Total	$ 67,406,441	$ 22,968,200	$ 13,987,761	$ 6,370	$ 85,582,881
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $74,140,718. Net unrealized appreciation aggregated $11,442,163, of which $12,630,720 related to appreciated investment securities and $1,188,557 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Income Portfolio

September 30, 2013

1.822341.108

VIPFINC-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.3%
	Shares	Value
Domestic Equity Funds - 15.3%
VIP Contrafund Portfolio Initial Class (b)	22,890	$ 721,482
VIP Equity-Income Portfolio Initial Class (b)	31,401	745,785
VIP Growth & Income Portfolio Initial Class (b)	47,828	852,289
VIP Growth Portfolio Initial Class (b)	14,497	768,068
VIP Mid Cap Portfolio Initial Class (b)	5,792	216,466
VIP Value Portfolio Initial Class (b)	36,297	560,061
VIP Value Strategies Portfolio Initial Class (b)	20,513	271,593
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,400,430)		4,135,744
International Equity Funds - 5.9%

Developed International Equity Funds - 4.6%
VIP Overseas Portfolio Initial Class (b)	64,657	1,249,177
Emerging Markets Equity Funds - 1.3%
VIP Emerging Markets Portfolio Initial Class (b)	38,607	338,197
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,266,948)		1,587,374
Bond Funds - 39.5%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class (b)	227,487	$ 1,353,548
Investment Grade Bond Funds - 34.5%
VIP Investment Grade Bond Portfolio Initial Class (b)	727,713	9,336,552
TOTAL BOND FUNDS (Cost $10,545,201)		10,690,100
Short-Term Funds - 39.3%

VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $10,625,832)	10,625,832	10,625,832
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $25,838,411)		27,039,050
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,761)
NET ASSETS - 100%		$ 27,037,289
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 577,117	$ 249,166	$ 220,842	$ -	$ 721,482
VIP Emerging Markets Portfolio Initial Class	304,060	120,877	86,580	-	338,197
VIP Equity-Income Portfolio Initial Class	618,155	263,626	258,219	-	745,785
VIP Growth & Income Portfolio Initial Class	698,650	298,901	305,735	96	852,289
VIP Growth Portfolio Initial Class	571,010	254,099	215,446	-	768,068
VIP High Income Portfolio Initial Class	1,175,228	489,272	339,581	1,220	1,353,548
VIP Investment Grade Bond Portfolio Initial Class	8,139,867	3,702,680	2,344,204	-	9,336,552
VIP Mid Cap Portfolio Initial Class	171,938	74,070	69,604	-	216,466
VIP Money Market Portfolio Initial Class	9,214,264	4,090,658	2,679,090	2,605	10,625,832
VIP Overseas Portfolio Initial Class	989,990	405,522	356,622	-	1,249,177
VIP Value Portfolio Initial Class	460,052	191,988	198,058	-	560,061
VIP Value Strategies Portfolio Initial Class	228,012	93,558	94,981	-	271,593
Total	$ 23,148,343	$ 10,234,417	$ 7,168,962	$ 3,921	$ 27,039,050
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $25,931,705. Net unrealized appreciation aggregated $1,107,345, of which $1,288,267 related to appreciated investment securities and $180,922 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income I Portfolio

September 30, 2013

1.822343.108

VIPFLI-I-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.4%
	Shares	Value
Domestic Equity Funds - 26.4%
VIP Contrafund Portfolio Investor Class (b)	18,879	$ 592,614
VIP Equity-Income Portfolio Investor Class (b)	26,063	616,658
VIP Growth & Income Portfolio Investor Class (b)	39,517	701,819
VIP Growth Portfolio Investor Class (b)	11,830	624,739
VIP Mid Cap Portfolio Investor Class (b)	4,850	180,510
VIP Value Portfolio Investor Class (b)	29,741	458,311
VIP Value Strategies Portfolio Investor Class (b)	17,198	226,675
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,973,839)		3,401,326
International Equity Funds - 10.2%

Developed International Equity Funds - 8.0%
VIP Overseas Portfolio Investor Class R (b)	53,572	1,031,801
Emerging Markets Equity Funds - 2.2%
VIP Emerging Markets Portfolio Investor Class R (b)	32,110	279,996
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,346,244)		1,311,797
Bond Funds - 48.8%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class (b)	107,027	$ 634,671
Investment Grade Bond Funds - 43.8%
VIP Investment Grade Bond Portfolio Investor Class (b)	441,020	5,636,236
TOTAL BOND FUNDS (Cost $6,285,559)		6,270,907
Short-Term Funds - 14.6%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $1,879,111)	1,879,111	1,879,111
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,484,753)		12,863,141
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$ 12,863,140
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 585,265	$ 50,104	$ 147,981	$ -	$ 592,614
VIP Emerging Markets Portfolio Investor Class R	302,619	23,972	46,936	-	279,996
VIP Equity-Income Portfolio Investor Class	626,411	54,454	175,794	-	616,658
VIP Growth & Income Portfolio Investor Class	707,888	60,222	212,102	95	701,819
VIP Growth Portfolio Investor Class	580,212	51,263	146,979	-	624,739
VIP High Income Portfolio Investor Class	610,462	61,729	51,902	639	634,671
VIP Investment Grade Bond Portfolio Investor Class	4,970,558	1,199,522	439,170	-	5,636,236
VIP Mid Cap Portfolio Investor Class	174,266	16,519	45,879	-	180,510
VIP Money Market Portfolio Investor Class	1,795,982	235,773	152,646	302	1,879,111
VIP Overseas Portfolio Investor Class R	986,701	80,291	217,583	-	1,031,801
VIP Value Portfolio Investor Class	465,504	38,643	141,550	-	458,311
VIP Value Strategies Portfolio Investor Class	230,756	18,907	63,528	-	226,675
Total	$ 12,036,624	$ 1,891,399	$ 1,842,050	$ 1,036	$ 12,863,141
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $12,530,443. Net unrealized appreciation aggregated $332,698, of which $627,013 related to appreciated investment securities and $294,315 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income II Portfolio

September 30, 2013

1.822345.108

VIPFLI-II-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.0%
	Shares	Value
Domestic Equity Funds - 34.0%
VIP Contrafund Portfolio Investor Class (b)	41,670	$ 1,308,012
VIP Equity-Income Portfolio Investor Class (b)	57,205	1,353,469
VIP Growth & Income Portfolio Investor Class (b)	87,362	1,551,549
VIP Growth Portfolio Investor Class (b)	26,376	1,392,906
VIP Mid Cap Portfolio Investor Class (b)	10,649	396,364
VIP Value Portfolio Investor Class (b)	65,506	1,009,440
VIP Value Strategies Portfolio Investor Class (b)	37,731	497,299
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,654,665)		7,509,039
International Equity Funds - 13.0%

Developed International Equity Funds - 10.3%
VIP Overseas Portfolio Investor Class R (b)	117,750	2,267,868
Emerging Markets Equity Funds - 2.7%
VIP Emerging Markets Portfolio Investor Class R (b)	68,143	594,203
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,981,448)		2,862,071
Bond Funds - 43.7%
	Shares	Value
High Yield Bond Funds - 4.9%
VIP High Income Portfolio Investor Class (b)	183,724	$ 1,089,482
Investment Grade Bond Funds - 38.8%
VIP Investment Grade Bond Portfolio Investor Class (b)	668,450	8,542,790
TOTAL BOND FUNDS (Cost $9,636,650)		9,632,272
Short-Term Funds - 9.3%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $2,045,713)	2,045,713	2,045,713
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $21,318,476)		22,049,095
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$ 22,049,096
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 1,142,986	$ 98,372	$ 154,723	$ -	$ 1,308,012
VIP Emerging Markets Portfolio Investor Class R	591,486	47,294	45,925	-	594,203
VIP Equity-Income Portfolio Investor Class	1,223,396	107,086	210,721	-	1,353,469
VIP Growth & Income Portfolio Investor Class	1,382,275	118,219	255,594	198	1,551,549
VIP Growth Portfolio Investor Class	1,132,857	100,611	137,979	-	1,392,906
VIP High Income Portfolio Investor Class	1,018,151	98,705	52,737	1,103	1,089,482
VIP Investment Grade Bond Portfolio Investor Class	7,767,877	1,333,085	413,187	-	8,542,790
VIP Mid Cap Portfolio Investor Class	340,295	32,662	51,937	-	396,364
VIP Money Market Portfolio Investor Class	1,834,279	311,888	100,455	321	2,045,713
VIP Overseas Portfolio Investor Class R	1,928,234	157,678	206,055	-	2,267,868
VIP Value Portfolio Investor Class	909,230	75,872	177,578	-	1,009,440
VIP Value Strategies Portfolio Investor Class	450,710	37,137	76,182	-	497,299
Total	$ 19,721,776	$ 2,518,609	$ 1,883,073	$ 1,622	$ 22,049,095
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $21,460,922. Net unrealized appreciation aggregated $588,173, of which $1,209,020 related to appreciated investment securities and $620,847 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income III Portfolio

September 30, 2013

1.822348.108

VIPFLI-III-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.9%
	Shares	Value
Domestic Equity Funds - 50.9%
VIP Contrafund Portfolio Investor Class (b)	29,799	$ 935,394
VIP Equity-Income Portfolio Investor Class (b)	40,928	968,366
VIP Growth & Income Portfolio Investor Class (b)	62,534	1,110,611
VIP Growth Portfolio Investor Class (b)	18,857	995,834
VIP Mid Cap Portfolio Investor Class (b)	7,550	281,005
VIP Value Portfolio Investor Class (b)	46,778	720,848
VIP Value Strategies Portfolio Investor Class (b)	26,761	352,709
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,688,856)		5,364,767
International Equity Funds - 19.2%

Developed International Equity Funds - 15.2%
VIP Overseas Portfolio Investor Class R (b)	83,267	1,603,725
Emerging Markets Equity Funds - 4.0%
VIP Emerging Markets Portfolio Investor Class R (b)	48,782	425,381
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,027,847)		2,029,106
Bond Funds - 29.7%
	Shares	Value
High Yield Bond Funds - 7.2%
VIP High Income Portfolio Investor Class (b)	128,342	$ 761,068
Investment Grade Bond Funds - 22.5%
VIP Investment Grade Bond Portfolio Investor Class (b)	185,835	2,374,970
TOTAL BOND FUNDS (Cost $3,159,688)		3,136,038
Short-Term Funds - 0.2%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $19,956)	19,956	19,956
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,896,347)		10,549,867
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$ 10,549,866
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 726,941	$ 174,197	$ 109,722	$ -	$ 935,394
VIP Emerging Markets Portfolio Investor Class R	376,379	91,781	42,787	-	425,381
VIP Equity-Income Portfolio Investor Class	778,208	185,356	145,133	-	968,366
VIP Growth & Income Portfolio Investor Class	879,282	209,118	175,475	118	1,110,611
VIP Growth Portfolio Investor Class	720,215	178,167	100,069	-	995,834
VIP High Income Portfolio Investor Class	632,852	180,787	67,327	640	761,068
VIP Investment Grade Bond Portfolio Investor Class	1,891,681	732,336	208,618	-	2,374,970
VIP Mid Cap Portfolio Investor Class	216,541	53,106	38,562	-	281,005
VIP Money Market Portfolio Investor Class	4,188	17,315	1,547	2	19,956
VIP Overseas Portfolio Investor Class R	1,227,043	279,156	161,361	-	1,603,725
VIP Value Portfolio Investor Class	578,668	134,362	123,320	-	720,848
VIP Value Strategies Portfolio Investor Class	287,004	65,668	55,625	-	352,709
Total	$ 8,319,002	$ 2,301,349	$ 1,229,546	$ 760	$ 10,549,867
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $9,952,437. Net unrealized appreciation aggregated $597,430, of which $896,903 related to appreciated investment securities and $299,473 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 60% Portfolio

September 30, 2013

1.856868.106

VIPFM-60-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 64.7%
	Shares	Value
Domestic Equity Funds - 45.6%
Fidelity Air Transportation Portfolio (c)	149,231	$ 7,842,085
Fidelity Automotive Portfolio (c)	323,082	17,543,329
Fidelity Banking Portfolio (c)	5,247,504	125,835,154
Fidelity Biotechnology Portfolio (c)	163,060	28,612,136
Fidelity Blue Chip Growth Fund (c)	51,806	3,026,000
Fidelity Brokerage & Investment Management Portfolio (c)	835,787	53,766,151
Fidelity Capital Appreciation Fund (c)	433,345	15,596,077
Fidelity Chemicals Portfolio (c)	263,083	36,250,171
Fidelity Communications Equipment Portfolio (c)	549,304	15,215,713
Fidelity Computers Portfolio (c)	1,378,248	92,742,284
Fidelity Construction & Housing Portfolio (c)	925,702	51,357,927
Fidelity Consumer Discretionary Portfolio (c)	4,812,046	157,931,343
Fidelity Consumer Finance Portfolio (c)	3,169,430	53,151,346
Fidelity Consumer Staples Portfolio (c)	2,061,641	183,527,322
Fidelity Contrafund (c)	7,077	660,299
Fidelity Defense & Aerospace Portfolio (c)	15,982	1,809,997
Fidelity Disciplined Equity Fund (c)	4,632	137,761
Fidelity Dividend Growth Fund (c)	1,999	66,349
Fidelity Electronics Portfolio (c)	389,031	22,703,870
Fidelity Energy Portfolio (c)	2,416,451	147,355,201
Fidelity Energy Service Portfolio (a)(c)	883,900	73,496,302
Fidelity Environmental & Alternative Energy Portfolio (c)	4,633	97,423
Fidelity Equity Dividend Income Fund (c)	5,132	117,001
Fidelity Equity-Income Fund (c)	120,454	6,680,406
Fidelity Financial Services Portfolio (c)	1,925,884	142,669,453
Fidelity Fund (c)	1,971	78,454
Fidelity Global Commodity Stock Fund (c)	13,577	187,637
Fidelity Gold Portfolio (a)(c)	128,077	2,734,434
Fidelity Growth & Income Portfolio (c)	33,466	861,085
Fidelity Growth Company Fund (c)	213,351	25,339,670
Fidelity Growth Discovery Fund (c)	675,705	13,270,849
Fidelity Health Care Portfolio (c)	1,413,590	255,831,527
Fidelity Independence Fund (c)	398,839	12,986,208
Fidelity Industrial Equipment Portfolio (c)	2,504,993	109,994,261
Fidelity Industrials Portfolio (c)	5,806,309	181,272,975
Fidelity Insurance Portfolio (c)	1,686,287	110,300,012
Fidelity IT Services Portfolio (c)	2,056,260	69,337,077
Fidelity Large Cap Stock Fund (c)	2,342,063	58,551,577
Fidelity Large Cap Value Fund (c)	28,711	413,147
Fidelity Leisure Portfolio (c)	137,424	17,116,191
Fidelity Leveraged Company Stock Fund (c)	4,366	174,322
Fidelity Magellan Fund (c)	569	50,807
Fidelity Materials Portfolio (c)	51,492	4,127,579
Fidelity Medical Delivery Portfolio (c)	1,007	69,476
Fidelity Medical Equipment & Systems Portfolio (c)	5,483	191,531

	Shares	Value
Fidelity Mega Cap Stock Fund (c)	2,161,785	$ 30,827,057
Fidelity Mid Cap Value Fund (c)	5,671	127,142
Fidelity Mid-Cap Stock Fund (c)	79,829	2,982,409
Fidelity Multimedia Portfolio (c)	583,169	43,959,304
Fidelity Natural Gas Portfolio (c)	1,531	56,463
Fidelity Natural Resources Portfolio (c)	168,156	6,315,944
Fidelity New Millennium Fund (c)	200,637	7,616,199
Fidelity OTC Portfolio (c)	734,026	55,286,831
Fidelity Pharmaceuticals Portfolio (c)	4,241,370	78,974,303
Fidelity Real Estate Investment Portfolio (c)	4,532	147,290
Fidelity Retailing Portfolio (c)	548,729	44,655,584
Fidelity Series Commodity Strategy Fund (a)(c)	1,149	9,207
Fidelity Small Cap Discovery Fund (c)	154,849	4,591,276
Fidelity Small Cap Growth Fund (c)	118,354	2,213,224
Fidelity Small Cap Value Fund (c)	448,261	8,507,997
Fidelity Software & Computer Services Portfolio (c)	1,499,283	163,481,817
Fidelity Stock Selector All Cap Fund (c)	4,465	155,155
Fidelity Technology Portfolio (c)	859,579	104,284,135
Fidelity Telecom and Utilities Fund (c)	4,326	90,113
Fidelity Telecommunications Portfolio (c)	1,043,103	60,374,816
Fidelity Transportation Portfolio (c)	166,844	11,116,845
Fidelity Utilities Portfolio (c)	499,061	32,394,059
Fidelity Value Fund (c)	14,911	1,427,880
Fidelity Value Strategies Fund (c)	19,515	736,107
Spartan 500 Index Fund Investor Class (c)	2,313	138,508
Spartan Total Market Index Fund Investor Class (c)	329,517	16,413,220
VIP Industrials Portfolio Investor Class (c)	77,435	1,628,468
VIP Mid Cap Portfolio Investor Class (c)	5,519	205,423
TOTAL DOMESTIC EQUITY FUNDS		2,779,796,695
International Equity Funds - 19.1%
Fidelity Canada Fund (c)	2,319	129,496
Fidelity China Region Fund (c)	415,302	14,219,929
Fidelity Diversified International Fund (c)	8,310,644	287,548,293
Fidelity Emerging Asia Fund (c)	1,859,945	54,942,775
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (c)	148,221	1,347,328
Fidelity Emerging Markets Discovery Fund (c)	28,717	344,311
Fidelity Emerging Markets Fund (c)	207,247	4,812,282
Fidelity Europe Capital Appreciation Fund (c)	289,278	6,381,480
Fidelity Europe Fund (c)	255,614	9,304,341
Fidelity International Capital Appreciation Fund (c)	4,802,033	74,959,739
Fidelity International Discovery Fund (c)	7,647,246	293,577,780
Fidelity International Growth Fund (c)	2,278,945	24,042,872
Fidelity International Real Estate Fund (c)	96,015	995,674
Fidelity International Small Cap Fund (c)	764,992	19,920,379
Equity Funds - continued
	Shares	Value
International Equity Funds - continued
Fidelity International Small Cap Opportunities Fund (c)	3,394,444	$ 45,519,487
Fidelity International Value Fund (c)	3,131,966	27,091,509
Fidelity Japan Fund (c)	31,860	384,555
Fidelity Japan Smaller Companies Fund (c)	2,910,017	41,089,436
Fidelity Nordic Fund (c)	787,674	32,751,468
Fidelity Overseas Fund (c)	107,143	4,053,218
Fidelity Pacific Basin Fund (c)	1,318,887	40,410,692
Spartan International Index Fund Investor Class (c)	4,537,219	179,084,053
TOTAL INTERNATIONAL EQUITY FUNDS		1,162,911,097
Latin America Stock Funds - 0.0%
Fidelity Latin America Fund (c)	2,928	115,617
TOTAL EQUITY FUNDS (Cost $2,908,112,391)		3,942,823,409
Fixed-Income Funds - 33.5%

Fixed-Income Funds - 33.5%
Fidelity Floating Rate High Income Fund (c)	11,573,059	114,804,741
Fidelity Focused High Income Fund (c)	2,924,707	26,497,849

	Shares	Value
Fidelity High Income Fund (c)	3,524,089	$ 32,562,579
Fidelity New Markets Income Fund (c)	1,082,169	17,217,303
Fidelity Real Estate Income Fund (c)	493,900	5,561,312
Spartan U.S. Bond Index Fund Investor Class (c)	160,730,140	1,843,574,711
TOTAL FIXED-INCOME FUNDS (Cost $2,025,373,129)		2,040,218,495
Money Market Funds - 1.8%

Fidelity Institutional Prime Money Market Portfolio Class I 0.01% (b)(c) (Cost $113,747,400)	113,747,400	113,747,400
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,047,232,920)	6,096,789,304
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,048,587)
NET ASSETS - 100%	$ 6,095,740,717
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 4,703,042	$ 1,685,878	$ -	$ 50,739	$ 7,842,085
Fidelity Automotive Portfolio	10,885,570	2,955,668	558,135	-	17,543,329
Fidelity Banking Portfolio	103,312,021	3,620,166	6,266,885	202,746	125,835,154
Fidelity Biotechnology Portfolio	34,259,357	2,145,498	26,002,539	17,324	28,612,136
Fidelity Blue Chip Growth Fund	818,389	2,014,496	-	152,170	3,026,000
Fidelity Brokerage & Investment Management Portfolio	25,839,484	18,378,433	-	-	53,766,151
Fidelity Canada Fund	124,115	-	-	-	129,496
Fidelity Capital Appreciation Fund	27,936,958	-	18,000,000	-	15,596,077
Fidelity Chemicals Portfolio	33,028,599	3,789,673	5,412,156	555,517	36,250,171
Fidelity China Region Fund	32,021,553	784,055	20,100,000	-	14,219,929
Fidelity Commodity Strategy Fund	10,110	-	9,558	-	-
Fidelity Communications Equipment Portfolio	7,814,835	5,701,319	379,903	-	15,215,713
Fidelity Computers Portfolio	92,124,628	8,421,046	17,215,427	7,186,942	92,742,284
Fidelity Construction & Housing Portfolio	47,499,877	5,862,817	8,668,261	318,373	51,357,927
Fidelity Consumer Discretionary Portfolio	121,508,423	4,089,715	2,648,734	793,369	157,931,343
Fidelity Consumer Finance Portfolio	40,025,584	6,488,363	-	3,180,763	53,151,346
Fidelity Consumer Staples Portfolio	226,102,502	6,542,361	74,333,994	5,992,603	183,527,322
Fidelity Contrafund	704,858	551,656	700,000	6,770	660,299
Fidelity Defense & Aerospace Portfolio	1,380,240	12,823	-	12,823	1,809,997
Fidelity Disciplined Equity Fund	112,886	-	-	-	137,761
Fidelity Diversified International Fund	211,963,951	59,221,398	17,852,430	-	287,548,293
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Dividend Growth Fund	$ 5,688,496	$ 4,870	$ 6,200,000	$ 4,870	$ 66,349
Fidelity Electronics Portfolio	16,379,243	1,900,778	383,512	778	22,703,870
Fidelity Emerging Asia Fund	76,066,527	685,970	19,652,463	-	54,942,775
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	691,663	680,000	-	-	1,347,328
Fidelity Emerging Markets Discovery Fund	121,518	240,000	-	-	344,311
Fidelity Emerging Markets Fund	34,012,943	588,335	28,400,000	-	4,812,282
Fidelity Energy Portfolio	153,779,499	3,938,639	38,712,042	313,786	147,355,201
Fidelity Energy Service Portfolio	52,262,379	13,711,249	6,301,394	-	73,496,302
Fidelity Environmental & Alternative Energy Portfolio	78,859	139	-	139	97,423
Fidelity Equity Dividend Income Fund	98,956	1,136	-	1,136	117,001
Fidelity Equity-Income Fund	5,355,204	898,375	529,712	61,718	6,680,406
Fidelity Europe Capital Appreciation Fund	-	6,190,000	-	-	6,381,480
Fidelity Europe Fund	-	8,877,089	-	-	9,304,341
Fidelity Financial Services Portfolio	107,867,884	14,970,098	3,400,000	136,777	142,669,453
Fidelity Floating Rate High Income Fund	113,877,586	4,822,634	3,899,354	2,632,670	114,804,741
Fidelity Focused High Income Fund	39,350,349	1,724,849	13,412,629	1,723,899	26,497,849
Fidelity Fund	67,017	4,014	-	4,014	78,454
Fidelity Global Commodity Stock Fund	1,293,262	-	1,000,000	-	187,637
Fidelity Gold Portfolio	31,090,570	-	17,617,445	-	2,734,434
Fidelity Growth & Income Portfolio	-	6,909,624	6,351,871	27,576	861,085
Fidelity Growth Company Fund	18,733,043	1,531,696	-	31,697	25,339,670
Fidelity Growth Discovery Fund	-	13,263,959	-	-	13,270,849
Fidelity Health Care Portfolio	189,896,076	8,461,273	8,520,413	4,993,143	255,831,527
Fidelity High Income Fund	82,815,850	2,821,436	52,560,537	2,490,061	32,562,579
Fidelity Independence Fund	13,079,805	-	3,000,000	-	12,986,208
Fidelity Industrial Equipment Portfolio	81,207,585	15,658,005	3,112,716	149,316	109,994,261
Fidelity Industrials Portfolio	109,556,036	45,850,895	1,175,483	3,735,882	181,272,975
Fidelity Institutional Prime Money Market Portfolio Class I	89,050,318	203,943,081	179,245,999	18,813	113,747,400
Fidelity Insurance Portfolio	86,775,215	3,031,457	3,003,603	2,298,297	110,300,012
Fidelity International Capital Appreciation Fund	79,885,324	530,703	14,834,233	-	74,959,739
Fidelity International Discovery Fund	188,746,582	77,455,648	5,224,834	-	293,577,780
Fidelity International Growth Fund	21,080,243	-	-	-	24,042,872
Fidelity International Real Estate Fund	1,627,374	31,491	800,000	31,491	995,674
Fidelity International Small Cap Fund	3,407,256	14,452,524	-	-	19,920,379
Fidelity International Small Cap Opportunities Fund	37,898,716	588,725	-	-	45,519,487
Fidelity International Value Fund	23,385,769	352,456	-	-	27,091,509
Fidelity IT Services Portfolio	51,551,140	253,866	-	253,866	69,337,077
Fidelity Japan Fund	313,187	-	-	-	384,555
Fidelity Japan Smaller Companies Fund	5,909,521	31,691,963	1,048,983	-	41,089,436
Fidelity Large Cap Stock Fund	42,045,322	7,682,724	1,152,583	1,444,842	58,551,577
Fidelity Large Cap Value Fund	336,179	344	-	344	413,147
Fidelity Latin America Fund	1,722,668	-	1,450,000	-	115,617
Fidelity Leisure Portfolio	13,810,287	580,639	399,344	499,044	17,116,191
Fidelity Leveraged Company Stock Fund	140,106	674	-	674	174,322
Fidelity Magellan Fund	214,064	1,110	200,000	1,110	50,807
Fidelity Materials Portfolio	140,395	4,000,155	-	155	4,127,579
Fidelity Medical Delivery Portfolio	4,695,601	95,107	5,700,000	95,107	69,476
Fidelity Medical Equipment & Systems Portfolio	150,928	2,262	-	2,262	191,531
Fidelity Mega Cap Stock Fund	48,891,802	1,416,349	29,432,122	383,832	30,827,057
Fidelity Mid Cap Value Fund	100,942	-	-	-	127,142
Fidelity Mid-Cap Stock Fund	-	2,800,000	-	-	2,982,409
Fidelity Multimedia Portfolio	33,644,103	3,652,562	4,160,023	-	43,959,304
Fidelity Natural Gas Portfolio	6,256,836	3,448	7,100,000	3,448	56,463
Fidelity Natural Resources Portfolio	20,143,496	-	16,400,000	-	6,315,944
Fidelity New Markets Income Fund	38,675,666	1,482,261	19,210,933	1,263,357	17,217,303
Fidelity New Millennium Fund	-	7,646,897	-	-	7,616,199
Fidelity Nordic Fund	26,765,900	-	1,678,374	-	32,751,468
Fidelity OTC Portfolio	-	54,874,587	734,213	4,497,078	55,286,831
Fidelity Overseas Fund	3,462,860	-	-	-	4,053,218
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Pacific Basin Fund	$ 34,161,206	$ -	$ 1,400,000	$ -	$ 40,410,692
Fidelity Pharmaceuticals Portfolio	64,797,645	1,516,458	2,678,960	1,221,714	78,974,303
Fidelity Real Estate Income Fund	10,142,122	307,044	5,000,000	307,044	5,561,312
Fidelity Real Estate Investment Portfolio	19,886,929	2,769,815	23,641,940	90,104	147,290
Fidelity Retailing Portfolio	36,504,114	26,414	2,800,000	26,414	44,655,584
Fidelity Series Commodity Strategy Fund	-	9,575	-	-	9,207
Fidelity Small Cap Discovery Fund	-	4,407,074	-	39,035	4,591,276
Fidelity Small Cap Growth Fund	1,665,630	235,868	-	235,868	2,213,224
Fidelity Small Cap Value Fund	421,464	8,538,715	-	538,715	8,507,997
Fidelity Software & Computer Services Portfolio	110,613,370	25,324,046	13,332,910	-	163,481,817
Fidelity Stock Selector All Cap Fund	126,401	-	-	-	155,155
Fidelity Technology Portfolio	134,687,480	5,568,310	57,012,805	982,895	104,284,135
Fidelity Telecom and Utilities Fund	11,455,420	5,855	11,900,000	5,855	90,113
Fidelity Telecommunications Portfolio	80,713,047	299,937	30,926,076	299,937	60,374,816
Fidelity Transportation Portfolio	6,153,308	3,616,515	399,344	61,377	11,116,845
Fidelity Utilities Portfolio	74,243,313	-	50,996,196	-	32,394,059
Fidelity Value Fund	315,218	1,003,476	-	-	1,427,880
Fidelity Value Strategies Fund	4,101,214	-	4,000,000	-	736,107
Spartan 500 Index Fund Investor Class	115,705	1,211	-	1,211	138,508
Spartan International Index Fund Investor Class	165,722,701	864,994	11,810,000	-	179,084,053
Spartan Total Market Index Fund Investor Class	28,429,123	86,212	17,720,000	86,212	16,413,220
Spartan U.S. Bond Index Fund Investor Class	1,758,895,784	202,047,777	55,477,669	27,595,676	1,843,574,711
VIP Industrials Portfolio Investor Class	1,301,691	-	-	-	1,628,468
VIP Mid Cap Portfolio Investor Class	166,345	1,884	-	1,884	205,423
Total	$ 5,530,994,362	$ 959,202,641	$ 993,248,737	$ 77,065,262	$ 6,096,789,304
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $5,049,816,940. Net unrealized appreciation aggregated $1,046,972,364, of which $1,079,679,653 related to appreciated investment securities and $32,707,289 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2005 Portfolio

September 30, 2013

1.822891.108

VIPIFF2005-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.1%
	Shares	Value
Domestic Equity Funds - 25.1%
VIP Contrafund Portfolio Investor Class (b)	23,790	$ 746,776
VIP Equity-Income Portfolio Investor Class (b)	32,644	772,364
VIP Growth & Income Portfolio Investor Class (b)	49,825	884,894
VIP Growth Portfolio Investor Class (b)	15,060	795,328
VIP Mid Cap Portfolio Investor Class (b)	6,130	228,141
VIP Value Portfolio Investor Class (b)	37,460	577,265
VIP Value Strategies Portfolio Investor Class (b)	21,713	286,172
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,712,357)		4,290,940
International Equity Funds - 9.7%

Developed International Equity Funds - 7.6%
VIP Overseas Portfolio Investor Class R (b)	67,598	1,301,938
Emerging Markets Equity Funds - 2.1%
VIP Emerging Markets Portfolio Investor Class R (b)	39,748	346,599
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,602,311)		1,648,537
Bond Funds - 33.6%
	Shares	Value
High Yield Bond Funds - 4.9%
VIP High Income Portfolio Investor Class (b)	142,346	$ 844,109
Investment Grade Bond Funds - 28.7%
VIP Investment Grade Bond Portfolio Investor Class (b)	382,937	4,893,937
TOTAL BOND FUNDS (Cost $5,728,243)		5,738,046
Short-Term Funds - 31.6%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $5,393,073)	5,393,073	5,393,073
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $16,435,984)		17,070,596
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6)
NET ASSETS - 100%		$ 17,070,590
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 640,684	$ 255,997	$ 274,328	$ -	$ 746,776
VIP Emerging Markets Portfolio Investor Class R	330,563	122,452	107,036	-	346,599
VIP Equity-Income Portfolio Investor Class	685,091	271,144	313,854	-	772,364
VIP Growth & Income Portfolio Investor Class	774,492	307,209	368,000	105	884,894
VIP Growth Portfolio Investor Class	635,742	261,759	271,973	-	795,328
VIP High Income Portfolio Investor Class	715,350	305,762	194,844	755	844,109
VIP Investment Grade Bond Portfolio Investor Class	4,182,215	1,926,971	1,131,039	-	4,893,937
VIP Mid Cap Portfolio Investor Class	190,668	76,773	81,821	-	228,141
VIP Money Market Portfolio Investor Class	4,100,622	2,523,557	1,231,106	766	5,393,073
VIP Overseas Portfolio Investor Class R	1,079,514	410,385	409,308	-	1,301,938
VIP Value Portfolio Investor Class	509,085	197,458	241,730	-	577,265
VIP Value Strategies Portfolio Investor Class	252,427	96,477	110,549	-	286,172
Total	$ 14,096,453	$ 6,755,944	$ 4,735,588	$ 1,626	$ 17,070,596
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $16,503,096. Net unrealized appreciation aggregated $567,500, of which $866,435 related to appreciated investment securities and $298,935 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2010 Portfolio

September 30, 2013

1.822892.108

VIPIFF2010-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.4%
	Shares	Value
Domestic Equity Funds - 35.4%
VIP Contrafund Portfolio Investor Class (b)	119,437	$ 3,749,143
VIP Equity-Income Portfolio Investor Class (b)	164,005	3,880,351
VIP Growth & Income Portfolio Investor Class (b)	250,469	4,448,324
VIP Growth Portfolio Investor Class (b)	75,573	3,991,032
VIP Mid Cap Portfolio Investor Class (b)	30,568	1,137,729
VIP Value Portfolio Investor Class (b)	187,710	2,892,608
VIP Value Strategies Portfolio Investor Class (b)	108,331	1,427,809
TOTAL DOMESTIC EQUITY FUNDS (Cost $19,301,551)		21,526,996
International Equity Funds - 13.5%

Developed International Equity Funds - 10.7%
VIP Overseas Portfolio Investor Class R (b)	337,732	6,504,710
Emerging Markets Equity Funds - 2.8%
VIP Emerging Markets Portfolio Investor Class R (b)	196,859	1,716,612
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,808,413)		8,221,322
Bond Funds - 37.9%
	Shares	Value
High Yield Bond Funds - 4.9%
VIP High Income Portfolio Investor Class (b)	502,154	$ 2,977,770
Investment Grade Bond Funds - 33.0%
VIP Investment Grade Bond Portfolio Investor Class (b)	1,570,978	20,077,101
TOTAL BOND FUNDS (Cost $22,959,001)		23,054,871
Short-Term Funds - 13.2%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $8,007,964)	8,007,964	8,007,964
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $59,076,929)		60,811,153
NET OTHER ASSETS (LIABILITIES) - 0.0%		12
NET ASSETS - 100%		$ 60,811,165
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 3,318,362	$ 414,593	$ 614,652	$ -	$ 3,749,143
VIP Emerging Markets Portfolio Investor Class R	1,718,072	207,697	216,455	-	1,716,612
VIP Equity-Income Portfolio Investor Class	3,553,271	446,436	784,823	-	3,880,351
VIP Growth & Income Portfolio Investor Class	4,013,613	498,182	934,730	561	4,448,324
VIP Growth Portfolio Investor Class	3,285,529	424,017	564,606	-	3,991,032
VIP High Income Portfolio Investor Class	2,773,679	412,405	277,330	2,939	2,977,770
VIP Investment Grade Bond Portfolio Investor Class	18,793,948	3,493,757	1,878,837	-	20,077,101
VIP Mid Cap Portfolio Investor Class	988,410	132,046	197,636	-	1,137,729
VIP Money Market Portfolio Investor Class	6,664,071	2,087,083	743,190	1,172	8,007,964
VIP Overseas Portfolio Investor Class R	5,598,937	664,501	866,313	-	6,504,710
VIP Value Portfolio Investor Class	2,641,605	319,790	643,306	-	2,892,608
VIP Value Strategies Portfolio Investor Class	1,309,598	156,361	282,068	-	1,427,809
Total	$ 54,659,095	$ 9,256,868	$ 8,003,946	$ 4,672	$ 60,811,153
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $59,341,318. Net unrealized appreciation aggregated $1,469,835, of which $3,228,313 related to appreciated investment securities and $1,758,478 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2015 Portfolio

September 30, 2013

1.822893.108

VIPIFF2015-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.2%
	Shares	Value
Domestic Equity Funds - 37.2%
VIP Contrafund Portfolio Investor Class (b)	187,317	$ 5,879,869
VIP Equity-Income Portfolio Investor Class (b)	257,192	6,085,171
VIP Growth & Income Portfolio Investor Class (b)	392,823	6,976,539
VIP Growth Portfolio Investor Class (b)	118,548	6,260,515
VIP Mid Cap Portfolio Investor Class (b)	47,754	1,777,408
VIP Value Portfolio Investor Class (b)	294,349	4,535,913
VIP Value Strategies Portfolio Investor Class (b)	169,240	2,230,577
TOTAL DOMESTIC EQUITY FUNDS (Cost $28,934,532)		33,745,992
International Equity Funds - 14.2%

Developed International Equity Funds - 11.2%
VIP Overseas Portfolio InvestorClass R (b)	526,411	10,138,675
Emerging Markets Equity Funds - 3.0%
VIP Emerging Markets Portfolio Investor Class R (b)	309,739	2,700,928
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,698,755)		12,839,603
Bond Funds - 39.0%
	Shares	Value
High Yield Bond Funds - 4.9%
VIP High Income Portfolio Investor Class (b)	747,145	$ 4,430,569
Investment Grade Bond Funds - 34.1%
VIP Investment Grade Bond Portfolio Investor Class (b)	2,423,520	30,972,590
TOTAL BOND FUNDS (Cost $35,234,924)		35,403,159
Short-Term Funds - 9.6%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $8,675,118)	8,675,118	8,675,118
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $85,543,329)		90,663,872
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5)
NET ASSETS - 100%		$ 90,663,867
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 4,968,571	$ 722,873	$ 780,335	$ -	$ 5,879,869
VIP Emerging Markets Portfolio Investor Class R	2,569,761	391,391	268,826	-	2,700,928
VIP Equity-Income Portfolio Investor Class	5,316,845	776,105	1,027,170	-	6,085,171
VIP Growth & Income Portfolio Investor Class	6,007,850	868,047	1,237,008	857	6,976,539
VIP Growth Portfolio Investor Class	4,924,389	739,291	710,811	-	6,260,515
VIP High Income Portfolio Investor Class	4,016,021	672,904	357,995	4,322	4,430,569
VIP Investment Grade Bond Portfolio Investor Class	27,644,494	6,348,735	2,504,485	-	30,972,590
VIP Mid Cap Portfolio Investor Class	1,479,709	227,898	261,557	-	1,777,408
VIP Money Market Portfolio Investor Class	7,779,096	1,610,746	714,724	1,351	8,675,118
VIP Overseas Portfolio Investor Class R	8,382,509	1,158,488	1,109,600	-	10,138,675
VIP Value Portfolio Investor Class	3,952,325	557,702	857,907	-	4,535,913
VIP Value Strategies Portfolio Investor Class	1,960,097	272,448	377,584	-	2,230,577
Total	$ 79,001,667	$ 14,346,628	$ 10,208,002	$ 6,530	$ 90,663,872
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $85,891,046. Net unrealized appreciation aggregated $4,772,826, of which $6,700,061 related to appreciated investment securities and $1,927,235 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2020 Portfolio

September 30, 2013

1.822895.108

VIPIFF2020-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.1%
	Shares	Value
Domestic Equity Funds - 40.1%
VIP Contrafund Portfolio Investor Class (b)	327,090	$ 10,267,342
VIP Equity-Income Portfolio Investor Class (b)	449,178	10,627,558
VIP Growth & Income Portfolio Investor Class (b)	686,125	12,185,575
VIP Growth Portfolio Investor Class (b)	206,996	10,931,464
VIP Mid Cap Portfolio Investor Class (b)	83,546	3,109,592
VIP Value Portfolio Investor Class (b)	513,788	7,917,476
VIP Value Strategies Portfolio Investor Class (b)	296,028	3,901,645
TOTAL DOMESTIC EQUITY FUNDS (Cost $50,044,412)		58,940,652
International Equity Funds - 15.3%

Developed International Equity Funds - 12.1%
VIP Overseas Portfolio Investor Class R (b)	922,780	17,772,750
Emerging Markets Equity Funds - 3.2%
VIP Emerging Markets Portfolio Investor Class R (b)	538,801	4,698,347
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $21,913,423)		22,471,097
Bond Funds - 37.6%

High Yield Bond Funds - 5.4%
VIP High Income Portfolio Investor Class (b)	1,346,920	7,987,235
Investment Grade Bond Funds - 32.2%
VIP Investment Grade Bond Portfolio Investor Class (b)	3,701,168	47,300,927
TOTAL BOND FUNDS (Cost $55,364,929)		55,288,162
Short-Term Funds - 7.0%
	Shares	Value
VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $10,336,952)	10,336,952	$ 10,336,952
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $137,659,716)		147,036,863
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$ 147,036,861
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 8,653,318	$ 1,529,681	$ 1,618,155	$ -	$ 10,267,342
VIP Emerging Markets Portfolio Investor Class R	4,473,906	773,592	558,150	-	4,698,347
VIP Equity-Income Portfolio Investor Class	9,260,199	1,635,890	2,054,284	-	10,627,558
VIP Growth & Income Portfolio Investor Class	10,464,188	1,837,091	2,464,352	1,462	12,185,575
VIP Growth Portfolio Investor Class	8,577,081	1,564,577	1,516,711	-	10,931,464
VIP High Income Portfolio Investor Class	7,352,832	1,239,129	789,541	7,817	7,987,235
VIP Investment Grade Bond Portfolio Investor Class	39,700,707	12,316,974	3,942,161	-	47,300,927
VIP Mid Cap Portfolio Investor Class	2,576,987	475,077	523,043	-	3,109,592
VIP Money Market Portfolio Investor Class	7,779,508	3,433,230	875,786	1,445	10,336,952
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Overseas Portfolio Investor Class R	$ 14,591,014	$ 2,452,260	$ 2,276,063	$ -	$ 17,772,750
VIP Value Portfolio Investor Class	6,883,598	1,180,172	1,690,121	-	7,917,476
VIP Value Strategies Portfolio Investor Class	3,412,973	576,706	743,337	-	3,901,645
Total	$ 123,726,311	$ 29,014,379	$ 19,051,704	$ 10,724	$ 147,036,863
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $138,258,233. Net unrealized appreciation aggregated $8,778,630, of which $12,219,266 related to appreciated investment securities and $3,440,636 related to depreciated investment securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2025 Portfolio

September 30, 2013

1.822896.108

VIPIFF2025-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.0%
	Shares	Value
Domestic Equity Funds - 49.0%
VIP Contrafund Portfolio Investor Class (b)	276,347	$ 8,674,527
VIP Equity-Income Portfolio Investor Class (b)	379,600	8,981,345
VIP Growth & Income Portfolio Investor Class (b)	579,945	10,299,832
VIP Growth Portfolio Investor Class (b)	174,809	9,231,649
VIP Mid Cap Portfolio Investor Class (b)	70,089	2,608,714
VIP Value Portfolio Investor Class (b)	433,820	6,685,168
VIP Value Strategies Portfolio Investor Class (b)	248,610	3,276,677
TOTAL DOMESTIC EQUITY FUNDS (Cost $39,640,892)		49,757,912
International Equity Funds - 18.6%

Developed International Equity Funds - 14.7%
VIP Overseas Portfolio Investor Class R (b)	772,685	14,881,919
Emerging Markets Equity Funds - 3.9%
VIP Emerging Markets Portfolio Investor Class R (b)	454,781	3,965,693
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $17,069,318)		18,847,612
Bond Funds - 31.5%
	Shares	Value
High Yield Bond Funds - 7.1%
VIP High Income Portfolio Investor Class (b)	1,216,629	$ 7,214,608
Investment Grade Bond Funds - 24.4%
VIP Investment Grade Bond Portfolio Investor Class (b)	1,938,864	24,778,682
TOTAL BOND FUNDS (Cost $31,973,818)		31,993,290
Short-Term Funds - 0.9%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $900,177)	900,177	900,177
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $89,584,205)		101,498,991
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$ 101,498,991
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 6,141,730	$ 1,903,667	$ 641,300	$ -	$ 8,674,527
VIP Emerging Markets Portfolio Investor Class R	3,166,749	972,438	181,027	-	3,965,693
VIP Equity-Income Portfolio Investor Class	6,565,567	2,021,631	916,465	-	8,981,345
VIP Growth & Income Portfolio Investor Class	7,423,579	2,285,301	1,143,991	1,065	10,299,832
VIP Growth Portfolio Investor Class	6,098,912	1,946,930	575,960	-	9,231,649
VIP High Income Portfolio Investor Class	5,449,809	1,883,252	251,499	5,903	7,214,608
VIP Investment Grade Bond Portfolio Investor Class	17,671,390	8,336,308	859,651	-	24,778,682
VIP Mid Cap Portfolio Investor Class	1,827,253	576,297	233,792	-	2,608,714
VIP Money Market Portfolio Investor Class	407,923	523,937	31,682	89	900,177
VIP Overseas Portfolio Investor Class R	10,339,044	3,051,234	806,478	-	14,881,919
VIP Value Portfolio Investor Class	4,877,738	1,468,548	809,939	-	6,685,168
VIP Value Strategies Portfolio Investor Class	2,417,397	717,716	345,773	-	3,276,677
Total	$ 72,387,091	$ 25,687,259	$ 6,797,557	$ 7,057	$ 101,498,991
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $89,962,906. Net unrealized appreciation aggregated $11,536,085, of which $13,145,711 related to appreciated investment securities and $1,609,626 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2030 Portfolio

September 30, 2013

1.822894.108

VIPIFF2030-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.8%
	Shares	Value
Domestic Equity Funds - 51.8%
VIP Contrafund Portfolio Investor Class (a)	277,790	$ 8,719,826
VIP Equity-Income Portfolio Investor Class (a)	381,580	9,028,184
VIP Growth & Income Portfolio Investor Class (a)	582,947	10,353,142
VIP Growth Portfolio Investor Class (a)	175,764	9,282,107
VIP Mid Cap Portfolio Investor Class (a)	70,209	2,613,164
VIP Value Portfolio Investor Class (a)	436,056	6,719,625
VIP Value Strategies Portfolio Investor Class (a)	248,959	3,281,273
TOTAL DOMESTIC EQUITY FUNDS (Cost $41,894,502)		49,997,321
International Equity Funds - 19.6%

Developed International Equity Funds - 15.5%
VIP Overseas Portfolio Investor Class R (a)	774,683	14,920,400
Emerging Markets Equity Funds - 4.1%
VIP Emerging Markets Portfolio Investor Class R (a)	454,854	3,966,327
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $17,730,936)		18,886,727
Bond Funds - 28.6%
	Shares	Value
High Yield Bond Funds - 7.2%
VIP High Income Portfolio Investor Class (a)	1,175,137	$ 6,968,562
Investment Grade Bond Funds - 21.4%
VIP Investment Grade Bond Portfolio Investor Class (a)	1,615,561	20,646,866
TOTAL BOND FUNDS (Cost $27,683,176)		27,615,428
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $87,308,614)	96,499,476
NET OTHER ASSETS (LIABILITIES) - 0.0%	(12)
NET ASSETS - 100%	$ 96,499,464
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 5,999,944	$ 1,993,815	$ 543,910	$ -	$ 8,719,826
VIP Emerging Markets Portfolio Investor Class R	3,100,173	1,026,344	176,255	-	3,966,327
VIP Equity-Income Portfolio Investor Class	6,417,890	2,115,118	814,962	-	9,028,184
VIP Growth & Income Portfolio Investor Class	7,253,950	2,393,042	1,027,148	1,038	10,353,142
VIP Growth Portfolio Investor Class	5,950,361	2,039,088	472,138	-	9,282,107
VIP High Income Portfolio Investor Class	5,141,337	1,963,314	267,375	5,547	6,968,562
VIP Investment Grade Bond Portfolio Investor Class	14,706,193	7,029,867	789,873	-	20,646,866
VIP Mid Cap Portfolio Investor Class	1,786,521	602,118	216,367	-	2,613,164
VIP Overseas Portfolio Investor Class R	10,117,903	3,195,299	705,229	-	14,920,400
VIP Value Portfolio Investor Class	4,770,607	1,537,944	740,804	-	6,719,625
VIP Value Strategies Portfolio Investor Class	2,365,513	751,976	324,478	-	3,281,273
Total	$ 67,610,392	$ 24,647,925	$ 6,078,539	$ 6,585	$ 96,499,476
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $87,680,007. Net unrealized appreciation aggregated $8,819,469, of which $10,754,146 related to appreciated investment securities and $1,934,677 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® Income Portfolio

September 30, 2013

1.822890.108

VIPIFFINC-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.3%
	Shares	Value
Domestic Equity Funds - 15.3%
VIP Contrafund Portfolio Investor Class (b)	47,621	$ 1,494,817
VIP Equity-Income Portfolio Investor Class (b)	65,355	1,546,305
VIP Growth & Income Portfolio Investor Class (b)	99,509	1,767,280
VIP Growth Portfolio Investor Class (b)	30,083	1,588,658
VIP Mid Cap Portfolio Investor Class (b)	11,978	445,837
VIP Value Portfolio Investor Class (b)	74,980	1,155,435
VIP Value Strategies Portfolio Investor Class (b)	42,537	560,640
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,061,276)		8,558,972
International Equity Funds - 5.8%

Developed International Equity Funds - 4.6%
VIP Overseas Portfolio Investor Class R (b)	133,492	2,571,050
Emerging Markets Equity Funds - 1.2%
VIP Emerging Markets Portfolio Investor Class R (b)	80,682	703,543
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,659,814)		3,274,593
Bond Funds - 39.6%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class (b)	473,673	$ 2,808,882
Investment Grade Bond Funds - 34.6%
VIP Investment Grade Bond Portfolio Investor Class (b)	1,519,102	19,414,123
TOTAL BOND FUNDS (Cost $22,104,503)		22,223,005
Short-Term Funds - 39.3%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $22,068,988)	22,068,988	22,068,988
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $53,894,581)		56,125,558
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6)
NET ASSETS - 100%		$ 56,125,552
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 964,708	$ 594,285	$ 270,121	$ -	$ 1,494,817
VIP Emerging Markets Portfolio Investor Class R	505,646	287,857	92,911	-	703,543
VIP Equity-Income Portfolio Investor Class	1,031,658	627,436	324,090	-	1,546,305
VIP Growth & Income Portfolio Investor Class	1,166,272	712,837	392,195	158	1,767,280
VIP Growth Portfolio Investor Class	956,886	605,893	263,969	-	1,588,658
VIP High Income Portfolio Investor Class	1,956,835	1,162,717	362,224	2,001	2,808,882
VIP Investment Grade Bond Portfolio Investor Class	13,531,998	8,639,414	2,505,248	-	19,414,121
VIP Mid Cap Portfolio Investor Class	287,122	174,999	87,582	-	445,837
VIP Money Market Portfolio Investor Class	15,345,950	9,586,177	2,863,140	2,814	22,068,990
VIP Overseas Portfolio Investor Class R	1,651,330	965,714	431,699	-	2,571,050
VIP Value Portfolio Investor Class	766,735	457,321	255,088	-	1,155,435
VIP Value Strategies Portfolio Investor Class	380,185	222,857	121,665	-	560,640
Total	$ 38,545,325	$ 24,037,507	$ 7,969,932	$ 4,973	$ 56,125,558
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $54,012,640. Net unrealized appreciation aggregated $2,112,918, of which $2,516,743 related to appreciated investment securities and $403,825 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Bond Portfolio

September 30, 2013

1.808780.109

VIPIGB-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 99.4%
	Shares	Value
Fidelity Specialized High Income Central Fund (c)	356,426	$ 37,071,898
Fidelity VIP Investment Grade Central Fund (c)	29,555,109	3,075,209,132
TOTAL FIXED-INCOME FUNDS (Cost $3,097,685,132)		3,112,281,030
Nonconvertible Bonds - 0.1%
	Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
Delphi Corp. 5% 2/15/23 (Cost $3,235,000)	$ 3,235,000	3,340,138
U.S. Government Agency - Mortgage Securities - 0.0%

Fannie Mae - 0.0%
3.5% 12/1/42 to 4/1/43 (Cost $209,969)	196,699	198,075
Asset-Backed Securities - 0.0%

Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17 (Cost $439,951)	440,000	442,596
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3889% 5/25/47 (b)	390,055	293,867
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3489% 2/25/37 (b)	1,114,190	971,731
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6806% 3/25/35 (b)	752,488	465,050
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $787,064)		1,730,648
Money Market Funds - 0.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a) (Cost $15,463,135)	15,463,135	$ 15,463,135
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $3,117,820,251)		3,133,455,622
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,303,967)
NET ASSETS - 100%		$ 3,131,151,655
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,299
Fidelity Specialized High Income Central Fund	1,551,119
Fidelity VIP Investment Grade Central Fund	60,938,440
Total	$ 62,502,858
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 36,383,523	$ 1,551,119	$ -	$ 37,071,898	9.3%
Fidelity VIP Investment Grade Central Fund	3,315,314,712	97,431,933	189,840,285	3,075,209,132	74.6%
Total	$ 3,351,698,235	$ 98,983,052	$ 189,840,285	$ 3,112,281,030
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,340,138	$ -	$ 3,340,138	$ -
U.S. Government Agency - Mortgage Securities	198,075	-	198,075	-
Asset-Backed Securities	442,596	-	442,596	-
Collateralized Mortgage Obligations	1,730,648	-	1,730,648	-
Fixed-Income Funds	3,112,281,030	3,112,281,030	-	-
Money Market Funds	15,463,135	15,463,135	-	-
Total Investments in Securities:	$ 3,133,455,622	$ 3,127,744,165	$ 5,711,457	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $3,063,363,559. Net unrealized appreciation aggregated $70,092,063, of which $90,477,994 related to appreciated investment securities and $20,385,931 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Money Market Portfolio

September 30, 2013

1.807728.109

VIPMM-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 42.8%
	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 5.5%
Citibank NA
11/25/13 to 2/5/14	0.31 to 0.32%	$ 108,000,000	$ 108,000,000
Fifth Third Bank, Cincinnati
11/1/13	0.22	8,000,000	8,000,000
RBS Citizens NA
10/2/13	0.20	10,000,000	10,000,000
Wells Fargo & Co.
3/12/14	0.20 (c)	5,000,000	5,000,000
			131,000,000
London Branch, Eurodollar, Foreign Banks - 4.6%
Credit Agricole SA
11/1/13	0.19	15,000,000	15,000,000
HSBC Bank PLC
12/9/13	0.23	9,000,000	9,000,000
Mizuho Corporate Bank Ltd.
11/27/13	0.28	26,000,000	26,000,206
National Australia Bank Ltd.
10/7/13 to 3/25/14	0.21 to 0.25 (c)	60,000,000	60,000,000
			110,000,206
New York Branch, Yankee Dollar, Foreign Banks - 32.7%
Bank of Montreal Chicago CD Program
10/16/13 to 6/13/14	0.18 to 0.23 (c)	37,000,000	37,000,000
Bank of Nova Scotia
10/11/13 to 3/10/14	0.20 to 0.30 (c)	80,000,000	80,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
11/12/13 to 4/2/14	0.25 to 0.74 (c)	109,000,000	109,018,476
BNP Paribas New York Branch
12/6/13 to 12/11/13	0.21 to 0.22	15,000,000	15,000,000
Canadian Imperial Bank of Commerce
2/28/14 to 6/13/14	0.23 to 0.28 (c)	36,000,000	36,000,000
Credit Industriel et Commercial
10/1/13 to 10/3/13	0.15	31,000,000	31,000,000
Credit Suisse
12/30/13 to 2/10/14	0.25 to 0.30 (c)	20,000,000	20,000,000
Deutsche Bank AG New York Branch
12/27/13	0.21	11,000,000	11,000,000
Fortis Bank New York Branch
12/18/13	0.21	10,000,000	10,000,000
KBC Bank NV
10/1/13 to 10/4/13	0.22	30,000,000	30,000,000
Mitsubishi UFJ Trust & Banking Corp.
2/21/14	0.32	2,000,000	2,000,000
Mizuho Corporate Bank Ltd.
10/3/13 to 1/31/14	0.25 to 0.27	69,000,000	69,000,000

	Yield (a)	Principal Amount	Value
Natexis Banques Populaires New York Branch
10/1/13 to 11/1/13	0.14 to 0.21%	$ 76,000,000	$ 76,000,000
National Bank of Canada
12/9/13 to 3/19/14	0.31 to 0.35 (c)	53,000,000	52,995,923
Royal Bank of Canada
6/3/14	0.23 (c)	8,000,000	8,000,000
Sumitomo Mitsui Banking Corp.
10/1/13 to 3/17/14	0.12 to 0.32 (c)	106,000,000	106,000,000
Sumitomo Mitsui Trust Banking Ltd.
10/4/13 to 12/19/13	0.27 to 0.28	51,000,000	51,000,000
Svenska Handelsbanken, Inc.
12/23/13	0.20	5,000,000	5,000,058
Toronto-Dominion Bank
11/15/13 to 12/20/13	0.23 (c)	12,000,000	12,000,000
UBS AG
4/30/14	0.27 (c)	20,000,000	20,000,000
			781,014,457
TOTAL CERTIFICATE OF DEPOSIT (Cost $1,022,014,663)			1,022,014,663
Financial Company Commercial Paper - 14.7%

Barclays Bank PLC/Barclays U.S. CCP Funding LLC
12/3/13	0.24	5,000,000	4,997,900
Barclays U.S. Funding Corp.
10/2/13	0.23	6,000,000	5,999,962
BAT International Finance PLC
10/7/13 to 10/11/13	0.24 to 0.25	11,000,000	10,999,475
BNP Paribas Finance, Inc.
12/2/13	0.24	10,000,000	9,995,867
Commonwealth Bank of Australia
12/20/13 to 3/28/14	0.25 to 0.29 (c)	25,000,000	25,005,702
Credit Agricole North America
11/1/13	0.19	19,000,000	18,996,891
Credit Suisse
4/1/14 to 4/7/14	0.28	12,000,000	11,982,827
DNB Bank ASA
1/13/14 to 1/21/14	0.22	16,000,000	15,989,556
General Electric Capital Corp.
12/16/13 to 12/23/13	0.22	60,000,000	59,971,492
JPMorgan Chase & Co.
11/26/13 to 3/7/14	0.28 to 0.30 (c)	67,000,000	66,993,933
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount	Value
Nationwide Building Society
11/12/13 to 1/3/14	0.21 to 0.23%	$ 29,000,000	$ 28,989,857
Skandinaviska Enskilda Banken AB
10/25/13 to 12/18/13	0.20 to 0.26	52,000,000	51,985,672
Swedbank AB
2/10/14	0.24	16,000,000	15,985,920
Toronto Dominion Holdings (U.S.A.)
11/18/13 to 2/18/14	0.23 to 0.25	11,000,000	10,992,633
UBS Finance, Inc.
10/16/13	0.33	13,000,000	12,998,213
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $351,885,900)			351,885,900
Asset Backed Commercial Paper - 2.4%

Ciesco LP (Citibank NA Guaranteed)

11/1/13	0.30	21,000,000	20,994,575
12/16/13	0.29	4,000,000	3,997,551
2/3/14	0.31	5,000,000	4,994,618
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
12/17/13	0.20	8,908,000	8,904,189
Govco, Inc. (Liquidity Facility Citibank NA)

10/9/13	0.30	1,000,000	999,933
11/1/13	0.30	1,000,000	999,742
11/14/13	0.30	1,000,000	999,633
11/15/13	0.30	2,000,000	1,999,250
11/4/13	0.30	4,000,000	3,998,867
11/5/13	0.30	1,000,000	999,708
12/12/13	0.29	3,000,000	2,998,260
12/19/13	0.28	6,000,000	5,996,313
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $57,882,639)			57,882,639
Other Commercial Paper - 3.7%

AT&T, Inc.
10/21/13 to 10/25/13	0.23	11,000,000	10,998,435
BPCE SA
11/6/13 to 11/12/13	0.20	14,000,000	13,996,967
Comcast Corp.
10/9/13	0.24	4,000,000	3,999,787
Credit Suisse
12/5/13	0.28 (c)	10,000,000	10,000,000
Devon Energy Corp.
10/30/13	0.33 (c)	10,000,000	10,000,000
Hewlett-Packard Co.
10/21/13 to 10/25/13	0.38 to 0.41	8,000,000	7,998,000

	Yield (a)	Principal Amount	Value
PNC Bank NA
4/17/14	0.27%	$ 3,000,000	$ 3,000,000
Sempra Global
10/18/13	0.31	3,000,000	2,999,566
Tesco Treasury Services PLC
10/10/13 to 11/14/13	0.25	10,000,000	9,998,118
The Coca-Cola Co.
4/8/14	0.19	8,000,000	7,992,020
Toyota Motor Credit Corp.
3/13/14	0.21 (c)	8,000,000	8,000,000
TOTAL OTHER COMMERCIAL PAPER (Cost $88,982,893)			88,982,893
Treasury Debt - 6.0%

U.S. Treasury Obligations - 6.0%
U.S. Treasury Bills
12/26/13 to 8/21/14	0.10 to 0.16	23,000,000	22,975,902
U.S. Treasury Notes
11/15/13 to 9/30/14	0.14 to 0.21	119,000,000	119,775,566
TOTAL TREASURY DEBT (Cost $142,751,468)			142,751,468
Other Note - 2.9%

Bank Notes - 1.9%
Bank of America NA
10/10/13 to 11/25/13	0.22 to 0.24	44,000,000	44,000,000
Medium-Term Notes - 1.0%
Dominion Resources, Inc.
11/13/13	0.38 (b)(c)	6,000,000	6,000,000
Svenska Handelsbanken AB
3/14/14 to 3/27/14	0.27 to 0.29 (b)(c)	18,000,000	18,000,000
			24,000,000
TOTAL OTHER NOTE (Cost $68,000,000)			68,000,000
Variable Rate Demand Note - 0.4%

Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1988, VRDN
10/1/13	0.24 (c)(d)	1,900,000	1,900,000
Florida - 0.0%
Palm Beach County Rev. (The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, LOC Bank of America NA, VRDN
10/7/13	0.18 (c)	1,100,000	1,100,000
Variable Rate Demand Note - continued
	Yield (a)	Principal Amount	Value
Indiana - 0.3%
Indiana Edl. Facilities Auth. Rev. (Franklin College Proj.) Series 2003, LOC JPMorgan Chase Bank, VRDN
10/7/13	0.11% (c)	$ 7,650,000	$ 7,650,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $10,650,000)			10,650,000
Government Agency Debt - 4.3%

Federal Agencies - 4.3%
Fannie Mae
9/11/14	0.16 (c)	13,000,000	12,997,582
Federal Home Loan Bank
2/28/14 to 7/25/14	0.12 to 0.23 (c)	47,000,000	46,996,810
Freddie Mac
6/26/15 to 7/17/15	0.17 (c)	42,000,000	41,992,549
TOTAL GOVERNMENT AGENCY DEBT (Cost $101,986,941)			101,986,941
Other Instrument - 0.6%

Time Deposits - 0.6%
ING Bank NV
10/1/13 (Cost $14,000,000)	0.14	14,000,000	14,000,000
Other Municipal Debt - 0.7%

New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A2, 0.35% tender 10/24/13, CP mode (d)	5,000,000	5,000,000
Texas - 0.5%
Texas Gen. Oblig. TRAN Series 2013, 0.1909% to 0.1959% 8/28/14	10,600,000	10,773,518
TOTAL OTHER MUNICIPAL DEBT (Cost $15,773,518)		15,773,518
Government Agency Repurchase Agreement - 14.3%
	Maturity Amount
In a joint trading account at 0.09% dated 9/30/13 due 10/1/13 (Collateralized by U.S. Government Obligations) # (Cost $340,329,000)	$ 340,329,849	340,329,000
Other Repurchase Agreement - 7.5%
	Maturity Amount		Value
Other Repurchase Agreement - 7.5%
With:
BNP Paribas Securities Corp. at:
0.26%, dated 9/30/13 due 10/1/13 (Collateralized by U.S. Government Obligations valued at $15,450,112, 4% - 6.42%, 10/15/35 - 3/25/42)	$ 15,000,108		$ 15,000,000
0.27%, dated 9/9/13 due 10/7/13 (Collateralized by Corporate Obligations valued at $3,150,520, 1.25% - 9.88%, 10/25/13 - 4/15/43)	3,000,698		3,000,000
0.47%, dated 9/4/13 due 10/7/13 (Collateralized by Corporate Obligations valued at $1,079,341, 0.47% - 11.25%, 8/1/15 - 10/1/28)	1,000,431		1,000,000
Citigroup Global Markets, Inc. at:
0.82%, dated 9/27/13 due 11/26/13 (Collateralized by Corporate Obligations valued at $1,080,099, 4%, 12/31/49)	1,001,367		1,000,000
0.83%, dated 8/20/13 due 10/18/13 (Collateralized by Corporate Obligations valued at $3,243,138, 4%, 12/31/49)	3,004,081		3,000,000
1.01%, dated 7/26/13 due 1/3/14 (Collateralized by Corporate Obligations valued at $3,252,835, 0.65% - 6.44%, 3/13/32 - 1/15/49)	3,015,150		3,000,000
Credit Suisse Securities (U.S.A.) LLC at:
0.2%, dated 9/25/13 due 10/2/13 (Collateralized by U.S. Government Obligations valued at $3,093,136, 3.5%, 8/20/43)	3,000,117		3,000,000
0.66%, dated 7/22/13 due 10/22/13 (Collateralized by Corporate Obligations valued at $1,081,695, 0.33% - 5.22%, 4/15/22 - 11/3/51)	1,001,687		1,000,000
0.67%, dated:
7/2/13 due 10/1/13 (Collateralized by Mortgage Loan Obligations valued at $2,167,212, 0.33% - 5.5%, 6/15/20 - 5/25/47)	2,003,387		2,000,000
Other Repurchase Agreement - continued
	Maturity Amount		Value
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at:
0.67%, dated:
7/9/13 due 10/7/13 (Collateralized by Mortgage Loan Obligations valued at $4,326,695, 0.28% - 7.67%, 6/11/17 - 4/20/47)	$ 4,006,700		$ 4,000,000
7/15/13 due 10/15/13 (Collateralized by Mortgage Loan Obligations valued at $4,329,830, 0.24% - 5.56%, 10/22/13 - 4/25/47)	4,006,849		4,000,000
7/18/13 due 10/17/13 (Collateralized by Corporate Obligations valued at $4,327,969, 0.29% - 5.9%, 6/11/17 - 1/25/47)	4,006,774		4,000,000
0.72%, dated 5/2/13 due 11/4/13 (Collateralized by Corporate Obligations valued at $2,168,066, 0.33% - 5.87%, 6/15/20 - 12/25/46)	2,007,440		2,000,000
0.75%, dated 7/25/13 due 1/21/14 (Collateralized by Corporate Obligations valued at $1,083,741, 0% - 0.47%, 3/16/36 - 11/3/51)	1,003,750		1,000,000
0.76%, dated 6/10/13 due 12/6/13 (Collateralized by Corporate Obligations valued at $4,331,087, 0.33% - 8.29%, 3/15/19 - 6/25/47)	4,015,116		4,000,000
0.77%, dated 5/16/13 due 11/12/13 (Collateralized by Corporate Obligations valued at $7,586,155, 0% - 8.31%, 10/22/13 - 11/3/51)	7,026,950		7,000,000
J.P. Morgan Clearing Corp. at:
0.5%, dated 9/16/13 due 12/30/13 (Collateralized by Equity Securities valued at $3,261,555)	3,006,125		3,000,000
0.6%, dated 4/17/13 due 11/1/13 (Collateralized by Equity Securities valued at $4,359,950)	4,013,200		4,000,000

	Maturity Amount		Value
With: - continued
J.P. Morgan Clearing Corp. at:
0.61%, dated 8/9/13 due 12/9/13 (Collateralized by Corporate Obligations valued at $4,353,386, 1%, 9/15/16)	$ 4,008,269		$ 4,000,000
0.64%, dated 6/19/13 due 10/17/13 (Collateralized by Corporate Obligations valued at $5,445,832, 5%, 5/15/15)	5,010,667		5,000,000
0.65%, dated:
5/10/13 due 12/30/13 (Collateralized by Corporate Obligations valued at $1,090,411, 5%, 5/15/15)	1,004,351		1,000,000
8/19/13 due 1/16/14 (Collateralized by Corporate Obligations valued at $4,351,245, 1.5% - 5%, 5/15/15 - 10/1/17)	4,010,833		4,000,000
J.P. Morgan Securities, Inc. at:
0.11%, dated 9/30/13 due 10/1/13 (Collateralized by U.S. Government Obligations valued at $7,210,578, 4% - 9.63%, 4/15/34 - 5/15/42)	7,000,021		7,000,000
0.21%, dated 9/25/13 due 10/2/13 (Collateralized by U.S. Government Obligations valued at $4,120,451, 0% - 6.42%, 10/15/36 - 9/15/42)	4,000,163		4,000,000
0.61%, dated 7/16/13 due 11/13/13 (Collateralized by Mortgage Loan Obligations valued at $4,328,104, 6%, 6/15/49)	4,008,133		4,000,000
0.65%, dated 7/19/13 due 12/30/13 (Collateralized by Mortgage Loan Obligations valued at $10,818,139, 5.49%, 1/12/43)	10,048,569		10,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.24%, dated 9/25/13 due 10/2/13 (Collateralized by U.S. Government Obligations valued at $8,240,330, 0% - 6.02%, 6/16/43 - 9/25/43)	8,000,373		8,000,000
0.51%, dated 9/24/13 due 10/1/13 (Collateralized by Corporate Obligations valued at $4,320,076, 0.92% - 4.09%, 3/6/20 - 12/25/42) (c)(e)	4,000,397		4,000,000
Other Repurchase Agreement - continued
	Maturity Amount		Value
Other Repurchase Agreement - continued
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
0.73%, dated:
9/4/13 due 11/1/13 (Collateralized by Corporate Obligations valued at $3,244,251, 1.75% - 4%, 10/1/14 - 1/1/49)	$ 3,003,528		$ 3,000,000
9/9/13 due 11/8/13 (Collateralized by Equity Securities valued at $10,805,561)	10,012,167		10,000,000
0.85%, dated 9/11/13 due 11/12/13 (Collateralized by Mortgage Loan Obligations valued at $2,139,432, 0% - 1.76%, 10/30/13 - 12/25/42)	2,002,928		2,000,000
Mizuho Securities U.S.A., Inc. at:
0.3%, dated:
9/20/13 due 10/4/13 (Collateralized by Equity Securities valued at $2,174,072)	2,000,233		2,000,000
9/24/13 due 10/7/13 (Collateralized by Equity Securities valued at $2,160,138)	2,000,233		2,000,000
0.52%, dated 9/30/13 due 10/7/13 (Collateralized by Corporate Obligations valued at $2,099,982, 0.96% - 5%, 4/20/18 - 9/20/41)	2,000,896		2,000,000
0.92%, dated 7/22/13 due 10/23/13 (Collateralized by U.S. Government Obligations valued at $2,088,782, 1.68% - 6.47%, 3/25/36 - 6/15/39)	2,004,753		2,000,000
0.93%, dated:
8/1/13 due 11/4/13 (Collateralized by Corporate Obligations valued at $2,254,286, 0.68% - 1.68%, 9/25/36 - 10/1/37)	2,004,908		2,000,000
8/12/13 due 11/12/13 (Collateralized by Corporate Obligations valued at $2,361,483, 1.68%, 10/1/37)	2,004,753		2,000,000

	Maturity Amount		Value
With: - continued
Mizuho Securities U.S.A., Inc. at:
0.94%, dated 9/4/13 due 12/4/13 (Collateralized by U.S. Government Obligations valued at $4,279,212, 0.48% - 7.25%, 11/9/17 - 11/25/47)	$ 4,009,504		$ 4,000,000
1.1%, dated 9/9/13 due 1/9/14 (Collateralized by Corporate Obligations valued at $2,141,915, 0.35% - 6.75%, 8/15/16 - 2/25/37)	2,007,456		2,000,000
1.4%, dated 5/3/13 due 10/30/13 (Collateralized by U.S. Government Obligations valued at $1,072,754, 1.34% - 6.42%, 2/25/35 - 6/15/39)	1,007,000		1,000,000
RBC Capital Markets Co. at 0.31%, dated 9/24/13 due 10/7/13 (Collateralized by U.S. Government Obligations valued at $3,196,008, 3.5% - 5.82%, 8/1/33 - 12/25/41)	3,002,325		3,000,000
RBS Securities, Inc. at 0.49%, dated 9/25/13 due 10/2/13 (Collateralized by U.S. Government Obligations valued at $7,142,822, 3% - 3.5%, 1/20/27 - 4/15/28)	7,000,667		7,000,000
SG Americas Securities, LLC at 0.27%, dated:
9/24/13 due 10/1/13 (Collateralized by Equity Securities valued at $2,160,131)	2,000,105		2,000,000
9/25/13 due 10/2/13 (Collateralized by Equity Securities valued at $2,187,198)	2,000,105		2,000,000
9/26/13 due 10/3/13 (Collateralized by Equity Securities valued at $4,320,207)	4,000,210		4,000,000
9/27/13 due 10/4/13 (Collateralized by Equity Securities valued at $2,257,195)	2,000,105		2,000,000
9/30/13 due 10/7/13 (Collateralized by Equity Securities valued at $2,307,696)	2,000,105		2,000,000
Other Repurchase Agreement - continued
	Maturity Amount		Value
With: - continued
UBS Securities LLC at 0.47%, dated:
7/10/13 due 10/7/13 (Collateralized by Corporate Obligations valued at $3,324,991, 1.5% - 3.75%, 11/15/14 - 2/15/33)	$ 3,003,525		$ 3,000,000
7/15/13 due 10/7/13 (Collateralized by Corporate Obligations valued at $2,162,200, 1.25% - 3.75%, 7/15/14 - 2/15/33)	2,002,402		2,000,000
Wells Fargo Securities, LLC at 0.4%, dated 9/27/13 due 10/4/13 (Collateralized by Corporate Obligations valued at $3,219,911, 1% - 12%, 5/15/14 - 5/21/43)	3,000,233		3,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $180,000,000)		180,000,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,394,257,022)			2,394,257,022
NET OTHER ASSETS (LIABILITIES) - (0.3)%			(8,331,781)
NET ASSETS - 100%		$ 2,385,925,241
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,000,000 or 1.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) The maturity amount is based on the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$340,329,000 due 10/01/13 at 0.09%
BNP Paribas Securities Corp.	$ 8,666,029
BNY Mellon Capital Markets LLC	18,799,726
Bank of America NA	56,399,177
Citibank NA	16,901,849
Deutsche Bank Securities, Inc.	4,368,698
HSBC Securities (USA), Inc.	10,635,273
ING Financial Markets LLC	18,405,827
Mizuho Securities USA, Inc.	179,045,007
Morgan Stanley & Co., Inc.	10,062,329
Societe Generale	15,183,017
UBS Securities LLC	1,862,068
$ 340,329,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At September 30, 2013, the cost of investment securities for income tax purposes was $2,394,257,022.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Strategic Income Portfolio

September 30, 2013

1.808796.109

VIPSI-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 41.4%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 0.8%
Affinia Group, Inc. 7.75% 5/1/21 (f)		$ 110,000	$ 112,750
Chassix, Inc. 9.25% 8/1/18 (f)		715,000	756,113
Cooper Standard Auto, Inc. 8.5% 5/1/18		145,000	154,425
Dana Holding Corp.:
5.375% 9/15/21		380,000	373,350
6% 9/15/23		380,000	377,150
6.5% 2/15/19		345,000	366,563
6.75% 2/15/21		1,105,000	1,174,063
Delphi Corp.:
5% 2/15/23		953,000	983,973
5.875% 5/15/19		500,000	530,625
6.125% 5/15/21		490,000	535,325
Exide Technologies 8.625% 2/1/18 (c)		1,190,000	862,750
International Automotive Components Group SA 9.125% 6/1/18 (f)		495,000	509,850
Lear Corp. 4.75% 1/15/23 (f)		665,000	616,788
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		300,000	288,750
Schaeffler Holding Finance BV 6.875% 8/15/18pay-in-kind (f)(k)		445,000	466,138
Stoneridge, Inc. 9.5% 10/15/17 (f)		200,000	214,500
Tenneco, Inc.:
6.875% 12/15/20		545,000	591,325
7.75% 8/15/18		125,000	134,375
			9,048,813
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31		238,000	290,454
General Motors Corp.:
6.75% 5/1/28 (c)		692,000	0
7.125% 7/15/49 (c)		140,000	0
7.2% 1/15/11 (c)		350,000	0
7.4% 9/1/25 (c)		45,000	0
7.7% 4/15/16 (c)		531,000	0
8.25% 7/15/23 (c)		415,000	0
8.375% 7/15/33 (c)		605,000	0
			290,454
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		160,000	157,400
LKQ Corp. 4.75% 5/15/23 (f)		115,000	106,663
			264,063
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 9.25% 9/1/19 (f)		1,950,000	2,106,000

		Principal Amount (d)	Value
Hotels, Restaurants & Leisure - 1.1%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	1,650,000	$ 725,872
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		705,000	648,600
Chester Downs & Marina LLC 9.25% 2/1/20 (f)		150,000	151,125
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	150,075
FelCor Lodging LP 5.625% 3/1/23		440,000	410,850
Graton Economic Development Authority 9.625% 9/1/19 (f)		1,080,000	1,188,000
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)		495,000	518,513
MCE Finance Ltd. 5% 2/15/21 (f)		1,175,000	1,128,000
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (f)(k)		125,000	123,750
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		317,080	347,995
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		100,000	101,750
Playa Resorts Holding BV 8% 8/15/20 (f)		150,000	158,250
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21 (f)		460,000	431,250
Seven Seas Cruises S de RL LLC 9.125% 5/15/19		60,000	65,400
Six Flags Entertainment Corp. 5.25% 1/15/21 (f)		785,000	747,713
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		36,247	7,264
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (f)		790,000	724,825
5.375% 3/15/22		1,440,000	1,447,200
7.75% 8/15/20		2,890,000	3,244,025
			12,320,457
Household Durables - 0.8%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)		335,000	328,300
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		270,000	271,350
D.R. Horton, Inc. 4.375% 9/15/22		555,000	505,050
Jarden Corp. 6.125% 11/15/22		10,000	10,363
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		485,000	526,371
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,555,000	2,564,581
6.875% 2/15/21		565,000	603,138
7.125% 4/15/19		1,185,000	1,259,063
8.25% 2/15/21		625,000	629,688
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA: - continued
8.5% 5/15/18 (e)		$ 45,000	$ 47,025
9% 4/15/19		505,000	530,250
9.875% 8/15/19		405,000	439,425
Standard Pacific Corp.:
8.375% 5/15/18		220,000	248,600
8.375% 1/15/21		420,000	472,500
Tempur Sealy International, Inc. 6.875% 12/15/20		210,000	219,450
Toll Brothers Finance Corp.:
4.375% 4/15/23		160,000	146,800
5.875% 2/15/22		515,000	526,588
			9,328,542
Internet & Catalog Retail - 0.1%
Netflix, Inc. 5.375% 2/1/21 (f)		420,000	416,850
Leisure Equipment & Products - 0.0%
Easton-Bell Sports, Inc. 9.75% 12/1/16		120,000	127,201
Media - 2.5%
AMC Networks, Inc. 4.75% 12/15/22		320,000	299,200
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		690,000	633,075
5.25% 3/15/21 (f)		520,000	499,200
5.25% 9/30/22		740,000	684,500
5.75% 9/1/23 (f)		415,000	393,213
6.5% 4/30/21		935,000	949,025
6.625% 1/31/22		820,000	832,300
7.375% 6/1/20		555,000	599,400
8.125% 4/30/20		565,000	614,438
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		660,000	673,200
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		1,490,000	1,404,325
Checkout Holding Corp. 0% 11/15/15 (f)		280,000	229,950
Cinemark U.S.A., Inc.:
4.875% 6/1/23		525,000	483,000
5.125% 12/15/22		155,000	145,313
Clear Channel Communications, Inc.:
5.5% 9/15/14		50,000	48,875
14% 2/1/21 pay-in-kind (f)		521,155	425,610

		Principal Amount (d)	Value
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		$ 825,000	$ 837,375
6.5% 11/15/22		2,235,000	2,279,700
DIRECTV Holdings LLC 2.75% 5/19/23	EUR	675,000	866,262
DISH DBS Corp.:
5% 3/15/23		2,296,000	2,129,540
5.125% 5/1/20		50,000	49,500
5.875% 7/15/22		2,565,000	2,526,525
6.75% 6/1/21		890,000	935,613
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (f)		245,000	254,188
EchoStar Communications Corp. 7.125% 2/1/16		760,000	835,050
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)		180,000	198,000
Liberty Media Corp.:
8.25% 2/1/30		1,295,000	1,359,750
8.5% 7/15/29		230,000	243,800
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (f)		1,560,000	1,653,600
MDC Partners, Inc. 6.75% 4/1/20 (f)		415,000	420,188
Quebecor Media, Inc. 5.75% 1/15/23		790,000	744,575
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		165,000	160,875
Regal Entertainment Group:
5.75% 6/15/23		1,015,000	956,638
5.75% 2/1/25		150,000	138,375
Sheridan Group, Inc. 12.5% 4/15/14		272,335	272,335
Sinclair Television Group, Inc. 5.375% 4/1/21		520,000	494,000
Sirius XM Radio, Inc.:
4.25% 5/15/20 (f)		390,000	364,650
4.625% 5/15/23 (f)		260,000	237,250
5.25% 8/15/22 (f)		490,000	472,850
Starz LLC/Starz Finance Corp. 5% 9/15/19		440,000	435,600
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		600,000	607,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)		575,000	544,813
			28,933,176
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 8.375% 11/15/20		125,000	137,813
CST Brands, Inc. 5% 5/1/23 (f)		140,000	131,950
Limited Brands, Inc. 5.625% 2/15/22		685,000	702,125
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Office Depot, Inc. 9.75% 3/15/19 (f)		$ 320,000	$ 374,400
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)		540,000	548,100
Sally Holdings LLC 6.875% 11/15/19		325,000	355,875
Sonic Automotive, Inc. 5% 5/15/23		85,000	77,775
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (f)		255,000	271,575
			2,599,613
Textiles, Apparel & Luxury Goods - 0.4%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (f)(k)		570,000	585,675
Hanesbrands, Inc. 6.375% 12/15/20		640,000	689,600
Levi Strauss & Co.:
6.875% 5/1/22		375,000	397,500
7.625% 5/15/20		775,000	835,063
Polymer Group, Inc. 7.75% 2/1/19		135,000	144,281
PVH Corp. 4.5% 12/15/22		1,137,000	1,074,465
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (f)		160,000	156,800
			3,883,384
TOTAL CONSUMER DISCRETIONARY			69,318,553
CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 0.6%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (f)(k)		465,000	471,975
9.25% 2/15/19 (f)		830,000	917,150
ESAL GmbH 6.25% 2/5/23 (f)		1,075,000	948,688
Grifols, Inc. 8.25% 2/1/18		430,000	461,713
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)		1,040,000	991,900
Rite Aid Corp.:
6.75% 6/15/21 (f)		1,035,000	1,075,106
8% 8/15/20		370,000	413,475
9.25% 3/15/20		845,000	959,075
10.25% 10/15/19		160,000	180,000
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)		152,000	158,840
Tops Markets LLC 8.875% 12/15/17 (f)		295,000	323,025
			6,900,947

		Principal Amount (d)	Value
Food Products - 0.4%
B&G Foods, Inc. 4.625% 6/1/21		$ 565,000	$ 539,575
Dean Foods Co. 9.75% 12/15/18		445,000	503,963
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		1,390,000	1,501,200
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		805,000	805,000
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (f)		330,000	347,325
Kazagro National Management Holding JSC 4.625% 5/24/23 (f)		200,000	182,740
Michael Foods, Inc. 9.75% 7/15/18		155,000	169,531
Post Holdings, Inc.:
7.375% 2/15/22		110,000	115,638
7.375% 2/15/22 (f)		155,000	162,944
			4,327,916
Household Products - 0.0%
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (f)		145,000	151,163
6.625% 11/15/22 (f)		175,000	181,563
			332,726
Personal Products - 0.3%
Elizabeth Arden, Inc. 7.375% 3/15/21		135,000	144,450
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		135,000	122,513
NBTY, Inc. 9% 10/1/18		425,000	466,438
Prestige Brands, Inc. 8.125% 2/1/20		75,000	82,500
Revlon Consumer Products Corp. 5.75% 2/15/21 (f)		1,979,000	1,904,788
			2,720,689
TOTAL CONSUMER STAPLES			14,282,278
ENERGY - 6.6%
Energy Equipment & Services - 0.6%
Atwood Oceanics, Inc. 6.5% 2/1/20		110,000	115,225
Basic Energy Services, Inc. 7.75% 10/15/22		375,000	362,813
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		560,000	569,800
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (f)		350,000	361,375
Forbes Energy Services Ltd. 9% 6/15/19		350,000	351,750
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)		280,000	282,100
Offshore Group Investment Ltd. 7.125% 4/1/23		650,000	633,750
Oil States International, Inc.:
5.125% 1/15/23 (f)		385,000	421,575
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc.: - continued
6.5% 6/1/19		$ 360,000	$ 381,600
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		1,010,000	1,085,750
Pioneer Drilling Co. 9.875% 3/15/18		275,000	297,000
Precision Drilling Corp. 6.5% 12/15/21		90,000	94,050
Pride International, Inc. 6.875% 8/15/20		260,000	309,860
Summit Midstream Holdings LLC 7.5% 7/1/21 (f)		220,000	227,150
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		140,000	147,700
Vier Gas Transport GmbH:
2.875% 6/12/25 (Reg. S)	EUR	300,000	404,035
3.125% 7/10/23	EUR	250,000	348,393
			6,393,926
Oil, Gas & Consumable Fuels - 6.0%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		735,000	690,900
Afren PLC 11.5% 2/1/16 (f)		400,000	457,000
Atlas Pipeline Escrow LLC 6.625% 10/1/20 (f)		375,000	382,500
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21 (f)		340,000	307,275
6.625% 10/1/20 (f)		125,000	127,500
Berry Petroleum Co. 10.25% 6/1/14		145,000	152,975
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		350,000	384,125
9.625% 8/1/20		485,000	535,925
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		2,295,000	2,501,550
Chaparral Energy, Inc. 9.875% 10/1/20		155,000	174,375
Concho Resources, Inc.:
5.5% 4/1/23		1,370,000	1,352,875
6.5% 1/15/22		575,000	616,688
7% 1/15/21		250,000	273,750
Continental Resources, Inc.:
4.5% 4/15/23		790,000	775,188
5% 9/15/22		2,440,000	2,455,250
7.125% 4/1/21		215,000	240,263
8.25% 10/1/19		65,000	71,500
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19		675,000	708,750

		Principal Amount (d)	Value
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		$ 390,000	$ 414,375
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		755,000	733,294
Denbury Resources, Inc. 8.25% 2/15/20		308,000	338,030
DTEK Finance BV 9.5% 4/28/15 (f)		100,000	98,580
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19		480,000	480,000
Energy Partners Ltd. 8.25% 2/15/18		1,090,000	1,149,950
Energy Transfer Equity LP 7.5% 10/15/20		860,000	920,200
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		1,110,000	1,232,100
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19		560,000	597,800
EXCO Resources, Inc. 7.5% 9/15/18		1,300,000	1,238,250
Forest Oil Corp. 7.5% 9/15/20		690,000	686,550
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		250,000	245,000
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		400,000	411,000
Goodrich Petroleum Corp. 8.875% 3/15/19		305,000	317,200
Halcon Resources Corp. 8.875% 5/15/21		430,000	440,750
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		395,000	411,788
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		485,000	499,550
Inergy Midstream LP/Inergy Finance Corp. 6% 12/15/20 (f)		695,000	689,788
IPIC GMTN Ltd. 3.625% 5/30/23	EUR	450,000	609,153
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		320,000	350,400
7% 5/5/20 (f)		360,000	406,800
9.125% 7/2/18 (f)		480,000	584,400
KazMunaiGaz National Co.:
4.4% 4/30/23 (f)		285,000	265,848
5.75% 4/30/43 (f)		485,000	426,024
Kodiak Oil & Gas Corp. 5.5% 1/15/21 (f)		215,000	211,238
Laredo Pete, Inc. 7.375% 5/1/22		600,000	636,000
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		235,000	235,588
6.25% 6/15/22		608,000	639,920
6.75% 11/1/20		160,000	172,800
Naftogaz of Ukraine NJSC 9.5% 9/30/14		725,000	670,625
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Newfield Exploration Co.:
5.625% 7/1/24		$ 525,000	$ 507,938
6.875% 2/1/20		1,025,000	1,076,250
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (f)		235,000	235,000
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		805,000	853,300
Pan American Energy LLC 7.875% 5/7/21 (f)		770,000	770,000
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		930,000	962,550
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,260,000	1,351,350
6.625% 6/15/38		50,000	52,875
8.625% 12/1/23		250,000	305,000
Petrobras Global Finance BV 2.4081% 1/15/19 (k)		475,000	465,500
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		525,000	527,407
6.875% 1/20/40		480,000	469,488
8.375% 12/10/18		495,000	590,906
Petroleos de Venezuela SA:
4.9% 10/28/14		1,940,000	1,825,540
5.375% 4/12/27		445,000	255,875
5.5% 4/12/37		280,000	155,400
8% 11/17/13		1,000,000	1,000,000
8.5% 11/2/17 (f)		5,100,000	4,620,600
9% 11/17/21 (Reg. S)		330,000	268,950
9.75% 5/17/35 (f)		1,080,000	820,800
12.75% 2/17/22 (f)		1,770,000	1,730,175
Petroleos Mexicanos:
3.5% 1/30/23		495,000	451,267
4.875% 1/24/22		410,000	418,815
4.875% 1/18/24		280,000	283,010
5.5% 1/21/21		515,000	553,110
5.5% 6/27/44		755,000	687,050
6% 3/5/20		345,000	380,018
6.5% 6/2/41		1,040,000	1,092,000
6.625% (f)(g)		1,835,000	1,853,350
8% 5/3/19		230,000	280,025
Pioneer Natural Resources Co. 7.5% 1/15/20		640,000	784,552
PT Adaro Indonesia 7.625% 10/22/19 (f)		805,000	838,810
PT Pertamina Persero:
4.3% 5/20/23 (f)		400,000	342,000
4.875% 5/3/22 (f)		675,000	610,875
5.25% 5/23/21 (f)		295,000	279,513
5.625% 5/20/43 (f)		400,000	312,000
6% 5/3/42 (f)		475,000	384,750

		Principal Amount (d)	Value
6.5% 5/27/41 (f)		$ 515,000	$ 448,050
QEP Resources, Inc. 5.25% 5/1/23		610,000	568,825
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		415,000	425,375
Range Resources Corp.:
5% 8/15/22		635,000	614,363
5% 3/15/23		960,000	921,600
5.75% 6/1/21		210,000	220,500
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		550,000	591,250
Rosetta Resources, Inc.:
5.625% 5/1/21		485,000	460,750
9.5% 4/15/18		290,000	312,475
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (f)		525,000	513,844
5.625% 4/15/23 (f)		785,000	752,619
SemGroup Corp. 7.5% 6/15/21 (f)		440,000	448,800
Southern Star Central Corp. 6.75% 3/1/16		90,000	90,900
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (f)		135,000	132,300
6.375% 8/1/22		199,000	206,960
6.875% 2/1/21		240,000	256,200
Teekay Corp. 8.5% 1/15/20		295,000	315,650
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	24,390
7.625% 4/1/37		50,000	64,935
8.375% 6/15/32		40,000	52,637
Tesoro Corp.:
4.25% 10/1/17		305,000	312,625
5.375% 10/1/22		345,000	329,475
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20		105,000	104,738
6.125% 10/15/21		300,000	301,500
Venoco, Inc. 8.875% 2/15/19		270,000	272,025
W&T Offshore, Inc. 8.5% 6/15/19		505,000	535,300
Western Refining, Inc. 6.25% 4/1/21		665,000	651,700
Whiting Petroleum Corp.:
5% 3/15/19		385,000	385,963
5.75% 3/15/21		385,000	395,588
WPX Energy, Inc. 6% 1/15/22		690,000	699,488
Zhaikmunai International BV 7.125% 11/13/19 (f)		565,000	591,838
			68,720,102
TOTAL ENERGY			75,114,028
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - 7.2%
Commercial Banks - 1.8%
Access Finance BV 7.25% 7/25/17 (f)		$ 290,000	$ 288,550
Akbank T.A.S. 7.5% 2/5/18 (f)	TRY	540,000	238,583
BBVA Paraguay SA 9.75% 2/11/16 (f)		450,000	472,500
CBOM Finance PLC 8.25% 8/5/14		200,000	207,000
CIT Group, Inc.:
5% 8/15/22		845,000	825,988
5.25% 3/15/18		800,000	838,000
5.375% 5/15/20		1,055,000	1,091,925
5.5% 2/15/19 (f)		3,535,000	3,711,750
Credit Commercial de France 1.875% 1/16/20	EUR	1,000,000	1,343,998
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		125,000	114,375
Development Bank of Philippines 8.375% (g)(k)		720,000	756,000
FBN Finance Co. BV 8.25% 8/7/20 (f)(k)		280,000	280,000
Finansbank A/S:
5.15% 11/1/17 (f)		945,000	888,300
5.5% 5/11/16 (Reg. S)		400,000	392,000
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		690,000	731,400
HSBK (Europe) BV 7.25% 5/3/17 (f)		435,000	454,575
JSC Kazkommertsbank BV 8% 11/3/15 (f)		330,000	330,000
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		200,000	166,000
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		375,000	377,888
Magyar Export-Import Bank 5.5% 2/12/18 (f)		295,000	296,844
RSHB Capital SA 6% 6/3/21 (f)(k)		200,000	197,240
Svenska Handelsbanken AB 2.25% 8/27/20 (Reg. S)	EUR	1,209,000	1,641,682
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		350,000	269,500
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		1,115,000	1,233,413
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (f)		500,000	513,750
6.8% 11/22/25 (f)		500,000	526,250

		Principal Amount (d)	Value
6.902% 7/9/20 (f)		$ 725,000	$ 795,688
Wells Fargo & Co. 2.25% 9/3/20 (Reg. S)	EUR	1,050,000	1,423,664
			20,406,863
Consumer Finance - 2.6%
Ally Financial, Inc.:
5.5% 2/15/17		750,000	787,099
7.5% 9/15/20		4,620,000	5,191,725
8% 3/15/20		8,440,000	9,706,000
General Motors Acceptance Corp. 8% 11/1/31		2,545,000	2,831,313
GMAC LLC 8% 11/1/31		5,653,000	6,359,625
SLM Corp.:
5.5% 1/25/23		2,000,000	1,831,172
6% 1/25/17		930,000	985,800
7.25% 1/25/22		850,000	864,875
8% 3/25/20		725,000	783,000
			29,340,609
Diversified Financial Services - 1.7%
Aquarius Investments Luxemburg 8.25% 2/18/16		600,000	630,000
Barry Callebaut Services NV 5.5% 6/15/23 (f)		635,000	637,769
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		750,000	658,125
Canada Housing Trust No. 1 2.35% 9/15/23 (f)	CAD	2,000,000	1,828,474
CDW LLC/CDW Finance Corp. 8% 12/15/18		91,000	99,873
Citigroup, Inc. 5.9% (g)(k)		1,455,000	1,367,700
General Motors Financial Co., Inc.:
3.25% 5/15/18 (f)		310,000	301,475
4.25% 5/15/23 (f)		270,000	246,713
6.75% 6/1/18		575,000	636,813
GTB Finance BV 7.5% 5/19/16 (f)		400,000	420,480
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		360,000	385,200
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (f)		1,035,000	1,035,000
7.75% 1/15/16		1,195,000	1,233,838
8% 1/15/18		2,653,000	2,779,018
Indo Energy Finance BV 7% 5/7/18 (f)		925,000	892,625
Landry's Acquisition Co. 9.375% 5/1/20 (f)		95,000	100,225
Magnesita Finance Ltd. 8.625% (f)(g)		400,000	374,000
MPH Intermediate Holding Co. 2 8.375% 8/1/18pay-in-kind (f)(k)		850,000	870,719
Myriad International Holding BV 6% 7/18/20 (f)		285,000	300,761
Perusahaan Penerbit SBSN 6.125% 3/15/19 (f)		400,000	416,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Diversified Financial Services - continued
TMK Capital SA 7.75% 1/27/18		$ 850,000	$ 888,250
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		1,055,000	1,172,369
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind		155,000	167,788
Unicredit Luxembourg SA 5.1875% 10/13/15 (f)		395,000	400,431
Unite (USAF) II PLC 3.374% 6/30/28	GBP	450,000	708,865
Wind Acquisition Holdings Finance SA 12.25% 7/15/17pay-in-kind (f)(k)		615,999	592,159
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		700,000	738,500
			19,883,170
Insurance - 0.1%
CNO Financial Group, Inc. 6.375% 10/1/20 (f)		255,000	266,475
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)(h)		710,000	710,888
			977,363
Real Estate Investment Trusts - 0.4%
Corrections Corp. of America:
4.125% 4/1/20		520,000	492,700
4.625% 5/1/23		520,000	482,300
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		475,000	480,938
6.875% 5/1/21		725,000	763,063
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		1,385,000	1,385,000
6.75% 10/15/22		725,000	779,375
7.5% 2/15/20		385,000	418,688
The Geo Group, Inc.:
5.125% 4/1/23 (f)		200,000	183,000
7.75% 10/15/17		220,000	229,702
			5,214,766
Real Estate Management & Development - 0.6%
CB Richard Ellis Services, Inc.:
5% 3/15/23		785,000	735,938
6.625% 10/15/20		480,000	512,400
Howard Hughes Corp. 6.875% 10/1/21 (f)		1,210,000	1,217,563
Realogy Corp.:
7.625% 1/15/20 (f)		630,000	702,450
7.875% 2/15/19 (f)		532,000	581,210
9% 1/15/20 (f)		1,085,000	1,253,175
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (f)		785,000	732,013

		Principal Amount (d)	Value
7.75% 4/15/20 (f)		$ 277,000	$ 302,623
Tesco Property Finance 5 PLC 5.6611% 10/13/41	GBP	248,667	429,954
			6,467,326
TOTAL FINANCIALS			82,290,097
HEALTH CARE - 4.2%
Health Care Equipment & Supplies - 0.0%
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18		230,000	250,125
Health Care Providers & Services - 3.4%
Community Health Systems, Inc.:
5.125% 8/15/18		495,000	503,663
7.125% 7/15/20		1,415,000	1,429,150
CRC Health Group, Inc. 10.75% 2/1/16		90,000	90,000
DaVita, Inc.:
5.75% 8/15/22		1,030,000	1,018,413
6.375% 11/1/18		1,180,000	1,239,000
6.625% 11/1/20		2,030,000	2,156,875
Fresenius Medical Care U.S. Finance II, Inc.:
5.625% 7/31/19 (f)		1,510,000	1,574,175
5.875% 1/31/22 (f)		1,670,000	1,711,750
Gentiva Health Services, Inc. 11.5% 9/1/18		475,000	492,813
Hanger, Inc. 7.125% 11/15/18		1,230,000	1,309,950
HCA Holdings, Inc.:
6.25% 2/15/21		610,000	619,913
7.75% 5/15/21		4,727,000	5,028,346
HCA, Inc.:
4.75% 5/1/23		630,000	592,988
5.875% 3/15/22		1,915,000	1,967,663
5.875% 5/1/23		2,145,000	2,107,463
6.5% 2/15/16		275,000	298,031
6.5% 2/15/20		2,410,000	2,611,838
7.25% 9/15/20		1,935,000	2,104,313
7.5% 2/15/22		1,175,000	1,289,563
8% 10/1/18		135,000	155,250
Health Management Associates, Inc. 7.375% 1/15/20		290,000	317,731
HealthSouth Corp.:
5.75% 11/1/24		310,000	297,600
8.125% 2/15/20		575,000	626,031
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		370,000	383,875
InVentiv Health, Inc. 11% 8/15/18 (f)		75,000	60,188
ResCare, Inc. 10.75% 1/15/19		240,000	268,200
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		330,000	315,150
8.125% 11/1/18		293,000	314,975
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp.:
4.375% 10/1/21 (f)		$ 1,050,000	$ 968,625
4.5% 4/1/21		450,000	421,875
4.75% 6/1/20		410,000	394,625
6% 10/1/20 (f)		485,000	495,913
6.25% 11/1/18		1,950,000	2,081,625
6.75% 2/1/20		390,000	389,025
6.875% 11/15/31		1,210,000	1,025,475
8% 8/1/20		740,000	784,400
8.125% 4/1/22 (f)		1,065,000	1,111,594
Truven Health Analytics, Inc. 10.625% 6/1/20		435,000	474,150
UHS Escrow Corp. 7% 10/1/18		85,000	89,888
			39,122,102
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		425,000	480,250
Life Sciences Tools & Services - 0.0%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)		390,000	438,263
Pharmaceuticals - 0.7%
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		1,095,000	1,126,481
Valeant Pharmaceuticals International:
6.75% 8/15/18 (f)		1,530,000	1,637,100
6.75% 8/15/21 (f)		1,250,000	1,300,000
6.875% 12/1/18 (f)		805,000	851,288
7.5% 7/15/21 (f)		775,000	835,063
VPI Escrow Corp. 6.375% 10/15/20 (f)		1,860,000	1,934,400
			7,684,332
TOTAL HEALTH CARE			47,975,072
INDUSTRIALS - 3.9%
Aerospace & Defense - 0.3%
Alion Science & Technology Corp.:
10.25% 2/1/15		50,000	30,500
12% 11/1/14 pay-in-kind		122,338	122,535
Bombardier, Inc. 6.125% 1/15/23 (f)		505,000	505,000
GenCorp, Inc. 7.125% 3/15/21 (f)		140,000	146,650
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		1,510,000	1,623,250
7.125% 3/15/21		150,000	161,625
Triumph Group, Inc. 4.875% 4/1/21		520,000	500,500
			3,090,060

		Principal Amount (d)	Value
Airlines - 0.5%
Air Canada:
4.125% 5/15/25 (f)		$ 280,000	$ 263,550
5.375% 11/15/22 (f)		185,000	178,525
Aviation Capital Group Corp. 4.625% 1/31/18 (f)		372,000	369,971
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		46,695	47,801
6.125% 4/29/18 (f)		180,000	183,150
7.25% 11/10/19		332,030	375,194
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		612,202	681,075
8.021% 8/10/22		196,389	213,083
Hawaiian Airlines pass-thru certificates:
Series 2013-1 Class A, 3.9% 1/15/26		330,000	301,950
Series 2013-1 Class B, 4.95% 1/15/22		265,000	243,138
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		112,727	121,745
8.028% 11/1/17		34,460	35,597
U.S. Airways Group, Inc. 6.125% 6/1/18		790,000	757,413
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		446,154	489,654
Series 2012-2:
Class A, 4.625% 12/3/26		250,000	237,475
Class B, 6.75% 12/3/22		195,000	199,388
U.S. Airways pass-thru Trust Series 2013-1:
Class A, 3.95% 5/15/27		595,000	550,375
Class B, 5.375% 5/15/23		245,000	232,750
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		438,152	498,398
United Continental Holdings, Inc. 6.375% 6/1/18		105,000	106,838
			6,087,070
Building Products - 0.0%
Gibraltar Industries, Inc. 6.25% 2/1/21		80,000	80,800
Commercial Services & Supplies - 0.5%
ADS Tactical, Inc. 11% 4/1/18 (f)		145,000	131,225
ADT Corp. 6.25% 10/15/21 (f)		485,000	492,275
American Reprographics Co. 10.5% 12/15/16		395,000	412,775
Bakercorp International, Inc. 8.25% 6/1/19		270,000	268,650
Clean Harbors, Inc.:
5.125% 6/1/21		320,000	309,200
5.25% 8/1/20		345,000	341,550
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Covanta Holding Corp. 7.25% 12/1/20		$ 430,000	$ 461,089
Garda World Security Corp. 9.75% 3/15/17 (f)		185,000	196,100
Iron Mountain, Inc. 5.75% 8/15/24		385,000	346,500
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		200,000	201,000
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		270,000	267,975
R.R. Donnelley & Sons Co.:
7% 2/15/22		385,000	386,925
7.875% 3/15/21		520,000	557,700
Tervita Corp.:
8% 11/15/18 (f)		450,000	451,688
9.75% 11/1/19 (f)		505,000	462,075
United Rentals North America, Inc. 8.375% 9/15/20		605,000	670,038
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)(f)		320,000	107,200
			6,063,965
Construction & Engineering - 0.1%
MasTec, Inc. 4.875% 3/15/23		555,000	520,313
Odebrecht Finance Ltd. 7.5% (f)(g)		1,375,000	1,333,750
			1,854,063
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (f)		265,000	246,450
6.5% 5/15/19 (f)		485,000	521,375
			767,825
Machinery - 0.2%
Schaeffler Finance BV 4.75% 5/15/21 (f)		520,000	504,400
Terex Corp. 6% 5/15/21		1,255,000	1,269,119
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		355,000	397,600
			2,171,119
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.625% 11/1/17		220,000	228,250
Navios Maritime Holdings, Inc. 8.875% 11/1/17		1,120,000	1,170,400

		Principal Amount (d)	Value
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		$ 265,000	$ 284,875
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (f)		350,000	369,250
			2,052,775
Road & Rail - 0.2%
JSC Georgian Railway 7.75% 7/11/22 (f)		200,000	208,000
Kansas City Southern de Mexico SA de CV 6.125% 6/15/21		41,000	46,330
Kenan Advantage Group, Inc. 8.375% 12/15/18 (f)		485,000	508,644
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (f)		350,000	390,250
Shortline PLC 9.5% 5/21/18 (f)		200,000	159,260
Swift Services Holdings, Inc. 10% 11/15/18		455,000	505,050
Western Express, Inc. 12.5% 4/15/15 (f)		325,000	185,250
			2,002,784
Trading Companies & Distributors - 1.7%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		130,000	136,825
Aircastle Ltd.:
6.25% 12/1/19		610,000	645,075
6.75% 4/15/17		680,000	727,600
7.625% 4/15/20		380,000	419,900
9.75% 8/1/18		755,000	834,275
International Lease Finance Corp.:
3.875% 4/15/18		750,000	724,688
4.625% 4/15/21		700,000	648,043
5.75% 5/15/16		730,000	774,005
5.875% 4/1/19		2,950,000	3,071,292
6.25% 5/15/19		1,845,000	1,937,250
6.75% 9/1/16 (f)		618,000	678,255
7.125% 9/1/18 (f)		2,505,000	2,799,338
8.25% 12/15/20		2,165,000	2,468,100
8.625% 1/15/22		2,145,000	2,472,113
8.75% 3/15/17		1,420,000	1,629,450
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		160,000	162,400
			20,128,609
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		760,060	727,757
TOTAL INDUSTRIALS			45,026,827
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.2%
Alcatel-Lucent U.S.A., Inc. 8.875% 1/1/20 (f)		295,000	311,225
Avaya, Inc. 10.5% 3/1/21 (f)		465,000	376,650
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Brocade Communications Systems, Inc. 4.625% 1/15/23 (f)		$ 350,000	$ 322,875
Lucent Technologies, Inc.:
6.45% 3/15/29		880,000	743,600
6.5% 1/15/28		265,000	221,275
			1,975,625
Computers & Peripherals - 0.1%
Seagate HDD Cayman:
4.75% 6/1/23 (f)		1,050,000	1,010,625
7% 11/1/21		580,000	643,800
			1,654,425
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18		190,000	205,200
Flextronics International Ltd.:
4.625% 2/15/20		500,000	485,000
5% 2/15/23		260,000	247,000
Jabil Circuit, Inc. 4.7% 9/15/22		265,000	253,738
			1,190,938
Internet Software & Services - 0.2%
Bankrate, Inc. 6.125% 8/15/18 (f)		385,000	384,038
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		370,000	367,225
IAC/InterActiveCorp 4.75% 12/15/22		645,000	593,400
j2 Global, Inc. 8% 8/1/20		350,000	376,250
VeriSign, Inc. 4.625% 5/1/23 (f)		465,000	437,100
			2,158,013
IT Services - 0.5%
Audatex North America, Inc. 6% 6/15/21 (f)		775,000	790,500
Ceridian Corp. 11% 3/15/21 (f)		250,000	289,375
First Data Corp.:
11.25% 1/15/21 (f)		130,000	135,850
11.75% 8/15/21 (f)		790,000	762,350
NeuStar, Inc. 4.5% 1/15/23		195,000	175,013
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		2,295,000	2,490,075
13.375% 10/15/19		565,000	639,863
			5,283,026
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)		590,000	575,250
5.75% 2/15/21 (f)		525,000	532,875
5.75% 3/15/23 (f)		320,000	316,800

		Principal Amount (d)	Value
9.75% 8/1/18 (f)		$ 679,000	$ 762,857
Spansion LLC 11.25% 1/15/16 (c)(f)		255,000	0
			2,187,782
Software - 0.4%
Activision Blizzard, Inc.:
5.625% 9/15/21 (f)		2,045,000	2,047,556
6.125% 9/15/23 (f)		530,000	532,650
BMC Software Finance, Inc. 8.125% 7/15/21 (f)		1,090,000	1,130,875
Nuance Communications, Inc. 5.375% 8/15/20 (f)		250,000	236,250
SAP AG 2.125% 11/13/19	EUR	900,000	1,232,991
			5,180,322
TOTAL INFORMATION TECHNOLOGY			19,630,131
MATERIALS - 3.3%
Chemicals - 1.1%
Axiall Corp. 4.875% 5/15/23 (f)		165,000	156,338
Chemtura Corp. 5.75% 7/15/21		255,000	254,363
Eagle Spinco, Inc. 4.625% 2/15/21 (f)		280,000	268,800
Hexion U.S. Finance Corp. 6.625% 4/15/20		1,230,000	1,230,000
LSB Industries, Inc. 7.75% 8/1/19 (f)		185,000	191,938
Momentive Performance Materials, Inc.:
9% 1/15/21		215,000	183,825
10% 10/15/20		1,865,000	1,946,594
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		3,580,000	3,759,000
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		210,000	208,950
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19pay-in-kind (f)(k)		640,000	652,800
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20 (f)		355,000	347,900
PolyOne Corp.:
5.25% 3/15/23 (f)		320,000	302,400
7.375% 9/15/20		155,000	170,500
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)		225,000	220,500
Rockwood Specialties Group, Inc. 4.625% 10/15/20		920,000	924,600
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)		125,000	141,250
TPC Group, Inc. 8.75% 12/15/20 (f)		765,000	782,213
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Chemicals - continued
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)		$ 1,045,000	$ 1,037,163
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		255,000	266,475
			13,045,609
Construction Materials - 0.1%
CEMEX Finance LLC:
9.375% 10/12/22 (f)		400,000	438,000
9.5% 12/14/16 (f)		382,000	404,443
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		320,000	328,000
			1,170,443
Containers & Packaging - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (f)		200,000	190,500
7% 11/15/20 (f)		315,000	302,400
Ball Corp. 5.75% 5/15/21		3,000,000	3,165,000
BWAY Holding Co. 10% 6/15/18		205,000	223,450
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		210,000	224,700
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,331,000
7.5% 12/15/96		160,000	150,200
Graphic Packaging International, Inc. 4.75% 4/15/21		165,000	160,050
Sappi Papier Holding GmbH:
7.75% 7/15/17 (f)		265,000	275,600
8.375% 6/15/19 (f)		355,000	370,975
Sealed Air Corp. 5.25% 4/1/23 (f)		270,000	255,825
Silgan Holdings, Inc. 5% 4/1/20		960,000	936,000
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		321,000	361,125
			7,946,825
Metals & Mining - 1.3%
Aleris International, Inc.:
6% 6/1/20 (f)		1,759	3,503
9% 12/15/14 pay-in-kind (c)(k)		150,000	0
Alrosa Finance SA 7.75% 11/3/20 (f)		400,000	442,000
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)		110,000	113,025
Edgen Murray Corp. 8.75% 11/1/20 (f)		610,000	619,150
EVRAZ Group SA:
6.5% 4/22/20 (f)		280,000	256,900

		Principal Amount (d)	Value
8.25% 11/10/15 (f)		$ 970,000	$ 1,037,900
9.5% 4/24/18 (Reg. S)		325,000	351,813
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)		635,000	650,875
6.875% 2/1/18 (f)		723,000	755,535
6.875% 4/1/22 (f)		945,000	945,000
8.25% 11/1/19 (f)		2,070,000	2,230,425
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		500,000	395,000
IAMGOLD Corp. 6.75% 10/1/20 (f)		720,000	628,200
Inmet Mining Corp. 7.5% 6/1/21 (f)		315,000	322,875
Metinvest BV 10.25% 5/20/15 (f)		585,000	585,000
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (f)		190,000	156,750
Mirabela Nickel Ltd. 8.75% 4/15/18 (f)		100,000	39,000
New Gold, Inc.:
6.25% 11/15/22 (f)		470,000	457,075
7% 4/15/20 (f)		150,000	154,500
Nord Gold NV 6.375% 5/7/18 (f)		490,000	454,475
Polyus Gold International Ltd. 5.625% 4/29/20 (f)		470,000	459,989
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)		175,000	186,375
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		300,000	302,250
RathGibson, Inc. 11.25% 2/15/14 (c)		297,265	0
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		725,000	750,375
11.25% 10/15/18		1,100,000	1,135,750
Severstal Columbus LLC 10.25% 2/15/18		555,000	589,688
Southern Copper Corp.:
6.75% 4/16/40		295,000	287,122
7.5% 7/27/35		450,000	477,383
Steel Dynamics, Inc. 5.25% 4/15/23 (f)		250,000	235,625
			15,023,558
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		145,000	150,075
Clearwater Paper Corp. 7.125% 11/1/18		105,000	112,875
NewPage Corp.:
6.515% 5/1/49 (c)(k)		90,000	0
11.375% 12/31/14 (c)		318,200	0
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Paper & Forest Products - continued
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		$ 565,000	$ 0
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19		705,000	727,913
			990,863
TOTAL MATERIALS			38,177,298
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 1.5%
Alestra SA de RL de CV 11.75% 8/11/14		465,000	498,131
Altice Financing SA 7.875% 12/15/19 (f)		440,000	464,200
Altice Finco SA 9.875% 12/15/20 (f)		655,000	705,763
Citizens Communications Co.:
7.875% 1/15/27		280,000	266,000
9% 8/15/31		220,000	215,600
Consolidated Communications, Inc. 10.875% 6/1/20		245,000	280,525
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (f)		577,361	607,263
Eileme 2 AB 11.625% 1/31/20 (f)		935,000	1,084,600
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		520,000	529,100
Frontier Communications Corp.:
7.625% 4/15/24		895,000	895,000
8.5% 4/15/20		1,010,000	1,116,050
8.75% 4/15/22		565,000	617,263
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		300,000	313,500
Level 3 Communications, Inc. 8.875% 6/1/19		165,000	176,550
Level 3 Financing, Inc.:
8.125% 7/1/19		380,000	406,600
8.625% 7/15/20		875,000	955,938
Lynx I Corp. 5.375% 4/15/21 (f)		335,000	326,625
Lynx II Corp. 6.375% 4/15/23 (f)		200,000	199,000
SBA Telecommunications, Inc. 5.75% 7/15/20		585,000	580,613
Sprint Capital Corp.:
6.875% 11/15/28		2,582,000	2,304,435
8.75% 3/15/32		971,000	986,779
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		200,000	198,000
Telenor ASA 2.5% 5/22/25 (Reg. S)	EUR	950,000	1,236,756
TW Telecom Holdings, Inc.:
5.375% 10/1/22		1,245,000	1,188,975
5.375% 10/1/22 (f)		440,000	420,200
6.375% 9/1/23 (f)		260,000	258,700

		Principal Amount (d)	Value
U.S. West Communications:
6.875% 9/15/33		$ 200,000	$ 193,739
7.25% 9/15/25		35,000	39,146
7.25% 10/15/35		70,000	68,701
Virgin Media Finance PLC 4.875% 2/15/22		565,000	474,600
			17,608,352
Wireless Telecommunication Services - 2.9%
Crown Castle International Corp. 5.25% 1/15/23		855,000	786,600
Digicel Group Ltd.:
6% 4/15/21 (f)		3,100,000	2,898,500
7% 2/15/20 (f)		1,200,000	1,189,500
8.25% 9/1/17 (f)		990,000	1,030,838
8.25% 9/30/20 (f)		5,915,000	6,122,025
10.5% 4/15/18 (f)		2,845,000	3,054,819
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (f)		2,115,000	1,977,525
6.625% 12/15/22 (f)		2,855,000	2,833,588
7.25% 4/1/19		1,000,000	1,070,000
7.25% 10/15/20		1,545,000	1,649,288
7.5% 4/1/21		2,485,000	2,683,800
8.5% 11/1/19		325,000	353,438
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (f)		880,000	884,400
6.625% 4/1/23 (f)		880,000	882,200
7.875% 9/1/18		385,000	416,281
Millicom International Cellular SA 4.75% 5/22/20 (f)		275,000	255,750
MTS International Funding Ltd.:
5% 5/30/23 (f)		655,000	600,963
8.625% 6/22/20 (f)		910,000	1,058,967
NII Capital Corp. 7.625% 4/1/21		233,000	165,430
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		1,050,000	1,039,500
Sprint Corp. 7.25% 9/15/21 (f)		295,000	297,950
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		630,000	656,775
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		400,000	430,000
VimpelCom Holdings BV 5.2% 2/13/19 (f)		290,000	287,477
			32,625,614
TOTAL TELECOMMUNICATION SERVICES			50,233,966
UTILITIES - 2.7%
Electric Utilities - 0.2%
Aguila 3 SA:
7.875% 1/31/18 (f)		250,000	261,250
7.875% 1/31/18 (f)		515,000	538,175
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Electric Utilities - continued
Comision Federal de Electricid 5.75% 2/14/42 (f)		$ 200,000	$ 185,000
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		870,000	443,700
Hrvatska Elektroprivreda 6% 11/9/17 (f)		200,000	205,000
Majapahit Holding BV 7.75% 1/20/20 (f)		265,000	292,163
Mirant Americas Generation LLC 9.125% 5/1/31		410,000	430,500
			2,355,788
Gas Utilities - 0.3%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		255,000	274,763
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	209,326
8% 3/1/32		350,000	451,825
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		210,000	220,500
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		236,000	252,520
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		1,604,000	1,443,600
			2,852,534
Independent Power Producers & Energy Traders - 2.2%
Atlantic Power Corp. 9% 11/15/18		885,000	889,425
Calpine Corp.:
7.5% 2/15/21 (f)		558,000	592,875
7.875% 7/31/20 (f)		1,480,000	1,594,700
7.875% 1/15/23 (f)		1,455,000	1,531,388
Energy Future Holdings Corp.:
10.875% 11/1/17		1,125,000	630,000
11.25% 11/1/17 pay-in-kind (k)		896,100	501,816
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (f)		765,000	778,388
10% 12/1/20		5,515,000	5,811,431
10% 12/1/20 (f)		2,955,000	3,102,750
11% 10/1/21		2,486,000	2,678,665
12.25% 12/1/18 pay-in-kind (f)(k)		429,912	266,041
12.25% 3/1/22 (f)		3,385,000	3,808,125
Listrindo Capital BV 6.95% 2/21/19 (f)		200,000	203,000
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		280,000	337,400

		Principal Amount (d)	Value
The AES Corp. 4.875% 5/15/23		$ 590,000	$ 551,650
TXU Corp.:
5.55% 11/15/14		186,000	72,540
6.5% 11/15/24		3,225,000	1,032,000
6.55% 11/15/34		2,775,000	888,000
			25,270,194
Multi-Utilities - 0.0%
Puget Energy, Inc. 5.625% 7/15/22		375,000	397,867
TOTAL UTILITIES			30,876,383
TOTAL NONCONVERTIBLE BONDS (Cost $465,093,917)			472,924,633
U.S. Government and Government Agency Obligations - 19.2%

U.S. Government Agency Obligations - 0.8%
Fannie Mae:
0.5% 7/2/15		3,868,000	3,878,428
0.5% 3/30/16		775,000	773,104
0.625% 8/26/16		423,000	421,755
Federal Home Loan Bank:
0.375% 11/27/13		280,000	280,129
0.875% 12/27/13		50,000	50,095
1% 6/21/17		880,000	880,406
Tennessee Valley Authority:
1.75% 10/15/18		1,672,000	1,674,018
3.5% 12/15/42		85,000	69,233
5.25% 9/15/39		233,000	253,942
5.375% 4/1/56		1,200,000	1,292,402
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			9,573,512
U.S. Treasury Obligations - 17.8%
U.S. Treasury Bonds:
3.125% 2/15/43		13,466,000	12,062,587
3.625% 8/15/43		8,709,000	8,606,939
4.375% 2/15/38		675,000	763,910
4.75% 2/15/37		450,000	537,539
5.25% 2/15/29		2,310,000	2,888,221
5.375% 2/15/31		2,789,000	3,557,283
6.25% 8/15/23 (i)		2,249,000	2,977,815
7.5% 11/15/16 (j)		655,000	792,499
7.875% 2/15/21		200,000	280,500
U.S. Treasury Notes:
0.25% 7/15/15		14,178,000	14,168,586
0.25% 10/15/15		16,752,000	16,721,897
0.25% 4/15/16		385,000	382,864
0.25% 5/15/16		5,386,000	5,351,077
0.375% 1/15/16		18,777,000	18,765,193
0.5% 7/31/17		6,952,000	6,822,735
0.625% 7/15/16		9,121,000	9,135,247
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.625% 8/15/16		$ 3,515,000	$ 3,518,019
0.625% 4/30/18		2,970,000	2,887,398
0.75% 6/30/17		4,441,000	4,406,653
0.875% 11/30/16		3,939,000	3,957,466
0.875% 4/30/17		4,330,000	4,327,294
0.875% 1/31/18		6,950,000	6,860,957
0.875% 7/31/19		4,926,000	4,703,946
1% 9/30/16		3,684,000	3,723,143
1% 10/31/16		3,737,000	3,772,909
1% 5/31/18		2,971,000	2,933,631
1.25% 10/31/15		1,715,000	1,747,022
1.375% 7/31/18		3,861,000	3,868,541
1.375% 9/30/18		4,184,000	4,182,038
1.5% 8/31/18		881,000	887,057
1.75% 7/31/15		1,453,000	1,491,481
1.875% 8/31/17		3,300,000	3,408,280
1.875% 9/30/17		1,900,000	1,961,157
1.875% 10/31/17		1,898,000	1,957,757
2% 7/31/20		2,211,000	2,216,872
2% 9/30/20		16,531,000	16,518,089
2.375% 6/30/18		1,912,000	2,006,405
2.5% 8/15/23		4,837,000	4,790,139
2.75% 11/30/16		1,500,000	1,595,157
3% 2/28/17		1,500,000	1,610,274
3.125% 10/31/16		1,340,000	1,439,663
3.125% 1/31/17		1,636,000	1,762,023
3.5% 2/15/18		4,857,000	5,337,008
4.5% 5/15/17		1,172,000	1,322,163
TOTAL U.S. TREASURY OBLIGATIONS			203,007,434
Other Government Related - 0.6%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.535% 12/7/20 (NCUA Guaranteed) (k)		274,732	275,023
Series 2011-R1 Class 1A, 0.6359% 1/8/20 (NCUA Guaranteed) (k)		488,954	491,647
Series 2011-R4 Class 1A, 0.5617% 3/6/20 (NCUA Guaranteed) (k)		247,738	248,358
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		330,000	335,798

		Principal Amount (d)	Value
2.35% 6/12/17 (NCUA Guaranteed)		$ 2,930,000	$ 3,040,988
3.45% 6/12/21 (NCUA Guaranteed)		2,400,000	2,508,720
TOTAL OTHER GOVERNMENT RELATED			6,900,534
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $219,478,120)			219,481,480
U.S. Government Agency - Mortgage Securities - 3.3%

Fannie Mae - 0.9%
2.031% 9/1/33 (k)		32,359	33,645
2.05% 11/1/35 (k)		19,064	19,864
2.303% 6/1/36 (k)		3,028	3,220
2.315% 10/1/35 (k)		2,127	2,226
2.362% 2/1/36 (k)		6,216	6,601
2.414% 1/1/35 (k)		16,576	17,290
2.415% 11/1/33 (k)		7,308	7,717
2.536% 6/1/42 (k)		54,116	55,509
2.558% 11/1/36 (k)		4,698	5,011
2.573% 5/1/36 (k)		3,666	3,917
2.586% 3/1/33 (k)		8,647	9,134
2.614% 9/1/36 (k)		8,848	9,459
2.614% 6/1/47 (k)		10,646	11,353
2.636% 2/1/37 (k)		33,375	35,629
2.638% 7/1/35 (k)		27,168	28,883
2.769% 4/1/36 (k)		22,706	24,282
2.935% 8/1/35 (k)		51,767	55,406
2.95% 11/1/40 (k)		42,234	44,269
2.959% 9/1/41 (k)		49,074	51,206
3.093% 10/1/41 (k)		20,283	21,209
3.18% 3/1/42 (k)		1,675,000	1,756,430
3.228% 7/1/41 (k)		66,363	69,503
3.365% 10/1/41 (k)		41,795	43,779
3.5% 10/1/43 (h)		4,700,000	4,788,125
3.545% 7/1/41 (k)		68,076	71,636
5% 9/1/22 to 12/1/22		1,291,550	1,376,891
5.5% 10/1/20 to 11/1/34		1,317,218	1,429,702
6% 6/1/16 to 10/1/16		4,263	4,447
6.13% 3/1/37 (k)		1,538	1,613
6.5% 3/1/16 to 8/1/36		762,307	854,923
TOTAL FANNIE MAE			10,842,879
Freddie Mac - 0.3%
1.895% 3/1/35 (k)		9,214	9,540
2.03% 2/1/37 (k)		3,444	3,601
2.095% 8/1/37 (k)		5,269	5,492
2.137% 5/1/37 (k)		5,916	6,211
2.168% 6/1/33 (k)		19,130	20,050
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
2.175% 6/1/37 (k)		$ 1,872	$ 1,942
2.229% 3/1/37 (k)		2,237	2,316
2.311% 1/1/37 (k)		22,849	23,885
2.328% 1/1/36 (k)		5,654	5,925
2.35% 7/1/35 (k)		10,343	10,814
2.375% 5/1/37 (k)		4,482	4,753
2.38% 10/1/35 (k)		16,678	17,570
2.443% 6/1/37 (k)		18,055	19,325
2.468% 10/1/36 (k)		24,553	26,022
2.492% 4/1/35 (k)		1,521	1,619
2.507% 5/1/37 (k)		63,150	66,411
2.51% 5/1/37 (k)		32,810	34,378
2.54% 7/1/36 (k)		337,660	359,185
2.573% 6/1/37 (k)		3,962	4,168
2.595% 4/1/37 (k)		475	508
2.615% 9/1/35 (k)		4,604	4,898
2.673% 7/1/35 (k)		14,452	15,468
2.699% 4/1/37 (k)		7,494	7,993
2.795% 7/1/36 (k)		8,050	8,616
3.089% 9/1/41 (k)		370,594	386,770
3.124% 10/1/35 (k)		3,562	3,803
3.224% 4/1/41 (k)		39,179	40,976
3.242% 9/1/41 (k)		43,770	45,862
3.283% 6/1/41 (k)		55,500	58,052
3.464% 5/1/41 (k)		41,733	44,089
3.627% 6/1/41 (k)		64,559	68,274
3.717% 5/1/41 (k)		62,729	66,142
5.5% 2/1/19 to 7/1/35		1,144,856	1,225,526
6% 1/1/24		234,865	260,274
6.5% 12/1/14 to 3/1/22		62,270	68,044
TOTAL FREDDIE MAC			2,928,502
Ginnie Mae - 2.1%
4% 10/15/24 to 9/15/25		944,973	1,005,998
4.3% 8/20/61 (o)		359,482	389,603
4.5% 3/15/25 to 6/15/25		689,746	739,174
4.515% 3/20/62 (o)		1,191,082	1,306,721
4.53% 10/20/62 (o)		357,180	393,475
4.55% 5/20/62 (o)		2,190,447	2,407,489
4.556% 12/20/61 (o)		1,291,692	1,416,782
4.604% 3/20/62 (o)		629,194	692,370
4.626% 3/20/62 (o)		431,131	474,184
4.649% 2/20/62 (o)		232,364	255,823
4.65% 3/20/62 (o)		405,023	446,209
4.682% 2/20/62 (o)		309,090	340,345
4.684% 1/20/62 (o)		1,390,838	1,530,904
4.751% 12/20/60 (o)		514,569	562,019
4.804% 3/20/61 (o)		814,410	893,637
4.834% 3/20/61 (o)		1,464,207	1,608,287
5.47% 8/20/59 (o)		224,838	241,409

		Principal Amount (d)	Value
5.492% 4/20/60 (o)		$ 759,408	$ 849,075
5.5% 11/15/35		315,520	347,437
5.612% 4/20/58 (o)		376,757	394,607
6% 6/15/36 to 9/15/40		3,266,514	3,602,682
6.5% 8/20/38 to 9/20/38		3,921,243	4,417,786
TOTAL GINNIE MAE			24,316,016
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $37,761,966)			38,087,397
Asset-Backed Securities - 0.0%

Tesco Property Finance 2 PLC 6.0517% 10/13/39 (Cost $367,177)	GBP	190,587	348,602
Collateralized Mortgage Obligations - 3.0%

U.S. Government Agency - 3.0%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6789% 9/25/23 (k)		73,560	73,902
Series 2010-15 Class FJ, 1.1089% 6/25/36 (k)		713,332	731,004
Series 2010-86 Class FE, 0.6289% 8/25/25 (k)		72,702	73,231
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		447,881	476,085
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		1,748	1,848
Series 2003-113 Class PE, 4% 11/25/18		61,467	64,395
Series 2003-70 Class BJ, 5% 7/25/33		35,822	38,963
Series 2004-80 Class LD, 4% 1/25/19		20,474	20,765
Series 2005-19 Class PA, 5.5% 7/25/34		267,850	291,810
Series 2005-27 Class NE, 5.5% 5/25/34		403,275	428,601
Series 2005-52 Class PB, 6.5% 12/25/34		15,368	16,061
Series 2005-64 Class PX, 5.5% 6/25/35		256,265	282,490
Series 2010-118 Class PB, 4.5% 10/25/40		300,000	316,637
Series 2011-126 Class KB, 4% 12/25/41		380,000	384,328
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		7,014	7,461
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer: - continued
Series 2003-117 Class MD, 5% 12/25/23		$ 167,541	$ 181,650
Series 2004-91 Class Z, 5% 12/25/34		497,239	546,804
Series 2004-95 Class AN, 5.5% 1/25/25		21,251	21,823
Series 2005-117 Class JN, 4.5% 1/25/36		40,000	43,181
Series 2005-14 Class ZB, 5% 3/25/35		230,191	253,515
Series 2005-47 Class HK, 4.5% 6/25/20		340,000	357,661
Series 2006-72 Class CY, 6% 8/25/26		132,629	148,308
Series 2009-14 Class EB, 4.5% 3/25/24		340,000	357,972
Series 2009-59 Class HB, 5% 8/25/39		290,000	312,272
Series 2010-97 Class CX, 4.5% 9/25/25		500,000	545,421
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		51,552	4,357
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		77,845	6,611
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		345,576	56,708
Series 2010-39 Class FG, 1.0989% 3/25/36 (k)		437,147	447,954
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		162,256	16,072
Series 2011-67 Class AI, 4% 7/25/26 (m)		112,648	12,828
Series 2013-40 Class PV, 2% 1/25/26		575,938	583,653
Freddie Mac:
floater:
Series 2630 Class FL, 0.6823% 6/15/18 (k)		1,162	1,167
Series 2711 Class FC, 1.0823% 2/15/33 (k)		290,482	295,546
floater planned amortization class Series 2770 Class FH, 0.5823% 3/15/34 (k)		283,597	285,326
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		354,248	367,523
Series 2101 Class PD, 6% 11/15/28		4,915	5,411
Series 2115 Class PE, 6% 1/15/14		84	85
Series 2376 Class JE, 5.5% 11/15/16		6,819	7,156
Series 2381 Class OG, 5.5% 11/15/16		3,847	4,018

		Principal Amount (d)	Value
Series 2425 Class JH, 6% 3/15/17		$ 9,014	$ 9,561
Series 2672 Class MG, 5% 9/15/23		310,000	342,890
Series 2695 Class DG, 4% 10/15/18		140,120	146,287
Series 2996 Class MK, 5.5% 6/15/35		12,704	14,081
Series 3415 Class PC, 5% 12/15/37		139,164	149,692
Series 3763 Class QA, 4% 4/15/34		280,885	295,769
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		370,000	401,102
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		11,717	12,966
Series 2877 Class ZD, 5% 10/15/34		639,742	697,353
Series 3277 Class B, 4% 2/15/22		300,000	317,085
Series 3372 Class BD, 4.5% 10/15/22		790,000	843,413
Series 3578 Class B, 4.5% 9/15/24		340,000	361,097
Series 4176 Class BA, 3% 2/15/33		389,295	401,738
Series 2715 Class NG, 4.5% 12/15/18		845,055	895,739
Series 4181 Class LA, 3% 3/15/37		531,661	543,756
Series 4182 Class BA, 3% 6/15/37		2,172,000	2,239,051
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.68% 7/20/37 (k)		156,006	156,965
Series 2008-2 Class FD, 0.66% 1/20/38 (k)		39,188	39,415
Series 2008-73 Class FA, 1.04% 8/20/38 (k)		227,783	231,857
Series 2008-83 Class FB, 1.08% 9/20/38 (k)		234,950	239,300
Series 2009-108 Class CF, 0.7823% 11/16/39 (k)		206,236	208,167
Series 2009-116 Class KF, 0.7123% 12/16/39 (k)		182,137	183,470
Series 2010-9 Class FA, 0.7023% 1/16/40 (k)		279,448	281,400
Series 2010-H17 Class FA, 0.5126% 7/20/60 (k)(o)		584,883	573,918
Series 2010-H18 Class AF, 0.4859% 9/20/60 (k)(o)		637,848	626,361
Series 2010-H19 Class FG, 0.4859% 8/20/60 (k)(o)		787,044	773,210
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2010-H27 Series FA, 0.5659% 12/20/60 (k)(o)		$ 294,134	$ 289,812
Series 2011-H05 Class FA, 0.6859% 12/20/60 (k)(o)		435,072	431,386
Series 2011-H07 Class FA, 0.6859% 2/20/61 (k)(o)		671,985	666,393
Series 2011-H12 Class FA, 0.6759% 2/20/61 (k)(o)		1,007,545	998,672
Series 2011-H13 Class FA, 0.6859% 4/20/61 (k)(o)		389,296	386,080
Series 2011-H14:
Class FB, 0.6859% 5/20/61 (k)(o)		450,925	446,745
Class FC, 0.6859% 5/20/61 (k)(o)		426,033	422,321
Series 2011-H17 Class FA, 0.7159% 6/20/61 (k)(o)		551,655	547,915
Series 2011-H21 Class FA, 0.7859% 10/20/61 (k)(o)		619,833	617,245
Series 2012-H01 Class FA, 0.8859% 11/20/61 (k)(o)		517,762	517,762
Series 2012-H03 Class FA, 0.8859% 1/20/62 (k)(o)		315,446	315,446
Series 2012-H06 Class FA, 0.8159% 1/20/62 (k)(o)		504,172	502,641
Series 2012-H07 Class FA, 0.8159% 3/20/62 (k)(o)		295,930	294,816
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		98,109	99,764
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		78,295	79,255
Series 2010-99 Class PT, 3.5% 8/20/33		101,797	103,218
Series 2011-136 Class WI, 4.5% 5/20/40 (m)		218,019	41,868
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		470,000	503,178
Series 2010-H13 Class JA, 5.46% 10/20/59 (o)		913,318	979,679
Series 2010-H15 Class TP, 5.15% 8/20/60 (o)		1,172,982	1,304,228
Series 2010-H17 Class XP, 5.3018% 7/20/60 (k)(o)		1,700,157	1,888,696
Series 2010-H18 Class PL, 5.01% 9/20/60 (k)(o)		1,276,165	1,412,584
Series 2011-71:
Class ZB, 5.5% 8/20/34		1,052,663	1,181,677

		Principal Amount (d)	Value
Class ZC, 5.5% 7/16/34		$ 1,084,656	$ 1,207,504
Series 2012-64 Class KB, 3.5359% 5/20/41 (k)		196,139	220,445
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $34,491,715)			34,515,576
Commercial Mortgage Securities - 1.2%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5447% 4/25/19 (k)		1,050,649	1,050,985
pass-thru certificates sequential payer:
Series K011 Class A2, 4.084% 11/25/20		260,000	279,831
Series K014 Class A2, 3.871% 4/25/21		630,000	668,375
Series K015 Class A2, 3.23% 7/25/21		1,140,000	1,158,657
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		1,410,000	1,537,174
Series K009 Class A2, 3.808% 8/25/20		2,150,000	2,283,567
Series K017 Class A2, 2.873% 12/25/21		1,560,000	1,539,285
Series K031 Class A2, 3.3% 4/25/23		2,600,000	2,592,326
Series K032 Class A1, 3.016% 2/25/23		2,130,000	2,203,123
Series K501 Class A2, 1.655% 11/25/16		550,000	556,927
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $14,116,676)			13,870,250
Foreign Government and Government Agency Obligations - 22.2%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		553,864	353,088
2.5% 12/31/38 (e)		275,000	97,625
7% 10/3/15		2,820,000	2,570,430
Aruba Government 4.625% 9/14/23 (f)		245,000	232,750
Bahamian Republic 6.95% 11/20/29 (f)		340,000	377,400
Bahrain Kingdom 6.125% 8/1/23 (f)		285,000	284,288
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (f)		200,000	200,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Barbados Government:
7% 8/4/22 (f)		$ 200,000	$ 192,000
7.25% 12/15/21 (f)		240,000	232,800
Belarus Republic:
8.75% 8/3/15 (Reg. S)		1,505,000	1,452,325
8.95% 1/26/18		300,000	281,250
Brazilian Federative Republic:
5.625% 1/7/41		1,290,000	1,286,775
7.125% 1/20/37		980,000	1,161,300
8.25% 1/20/34		625,000	821,875
10.125% 5/15/27		295,000	447,663
12.25% 3/6/30		760,000	1,269,200
Buenos Aires Province 11.75% 10/5/15 (f)		400,000	380,000
Buoni Poliennali Del Tes:
2.25% 5/15/16	EUR	2,500,000	3,380,945
3.5% 12/1/18	EUR	2,500,000	3,392,550
5.5% 11/1/22	EUR	5,300,000	7,743,713
Canadian Government:
0.75% 5/1/14	CAD	4,500,000	4,361,905
1.25% 3/1/18	CAD	14,100,000	13,380,524
1.5% 6/1/23	CAD	5,750,000	5,086,717
3.5% 12/1/45	CAD	2,850,000	3,003,727
Central Bank of Nigeria warrants 11/15/20 (a)(n)		750	133,343
City of Buenos Aires 12.5% 4/6/15 (f)		960,000	988,800
Colombian Republic:
6.125% 1/18/41		620,000	675,800
7.375% 9/18/37		605,000	756,250
10.375% 1/28/33		845,000	1,275,950
Congo Republic 3.5% 6/30/29 (e)		1,410,605	1,213,120
Costa Rican Republic:
4.25% 1/26/23 (f)		300,000	270,750
4.375% 4/30/25 (f)		245,000	214,375
5.625% 4/30/43 (f)		245,000	213,763
Croatia Republic:
5.5% 4/4/23 (f)		590,000	564,925
6.25% 4/27/17 (f)		665,000	699,048
6.375% 3/24/21 (f)		500,000	518,750
6.625% 7/14/20 (f)		420,000	445,200
6.75% 11/5/19 (f)		580,000	620,600
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		200,000	182,000
6.25% 10/4/20 (f)		830,000	800,950
6.25% 7/27/21 (f)		410,000	389,500
7.4% 1/22/15 (f)		715,000	741,813
Dominican Republic:
1.25% 8/30/24 (k)		745,000	625,800
5.875% 4/18/24 (f)		285,000	262,913
7.5% 5/6/21 (f)		615,000	651,900

		Principal Amount (d)	Value
9.04% 1/23/18 (f)		$ 421,015	$ 452,591
El Salvador Republic:
7.625% 2/1/41 (f)		175,000	175,875
7.65% 6/15/35 (Reg. S)		240,000	240,000
8.25% 4/10/32 (Reg. S)		140,000	148,400
European Economic Community 2.75% 4/4/22 (Reg. S)	EUR	375,000	540,120
European Union 2.75% 9/21/21	EUR	1,400,000	2,021,668
Export Credit Bank of Turkey 5.375% 11/4/16 (f)		200,000	206,000
French Government:
OAT 3.25% 5/25/45	EUR	1,925,000	2,501,629
2.5% 10/25/20	EUR	2,200,000	3,137,286
Gabonese Republic 8.2% 12/12/17 (f)		100,000	112,500
Georgia Republic 6.875% 4/12/21 (f)		410,000	432,550
German Federal Republic:
0% 6/13/14	EUR	7,250,000	9,802,670
0.25% 4/13/18	EUR	3,850,000	5,109,876
1.5% 2/15/23	EUR	9,175,000	12,213,800
2.5% 7/4/44	EUR	200,000	264,780
Ghana Republic 7.875% 8/7/23 (f)		285,000	276,450
Guatemalan Republic 5.75% 6/6/22 (f)		290,000	295,800
Hungarian Republic:
4.125% 2/19/18		478,000	473,220
7.625% 3/29/41		774,000	828,180
Indonesian Republic:
3.375% 4/15/23 (f)		280,000	238,700
4.625% 4/15/43 (f)		280,000	221,200
4.875% 5/5/21 (f)		900,000	891,000
5.25% 1/17/42 (f)		695,000	585,538
5.875% 3/13/20 (f)		830,000	875,650
6.625% 2/17/37 (f)		525,000	531,563
7.75% 1/17/38 (f)		810,000	915,300
8.5% 10/12/35 (Reg. S)		875,000	1,063,125
11.625% 3/4/19 (f)		875,000	1,163,750
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		1,325,000	1,295,188
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		2,468,000	2,932,122
5.5% 12/4/23		1,500,000	1,781,367
Italian Republic:
4.5% 7/15/15	EUR	4,150,000	5,868,061
5% 9/1/40	EUR	3,000,000	4,017,762
Ivory Coast 7.1% 12/31/32 (e)		200,000	176,000
Japan Government:
0.1% 4/15/15	JPY	205,000,000	2,085,525
1.1% 6/20/20	JPY	1,549,000,000	16,499,973
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Japan Government: - continued
1.8% 3/20/43	JPY	135,000,000	$ 1,400,766
1.9% 9/20/30	JPY	705,000,000	7,734,288
Jordanian Kingdom 3.875% 11/12/15		400,000	399,000
Latvian Republic 2.75% 1/12/20 (f)		495,000	469,656
Lebanese Republic:
4% 12/31/17		1,462,500	1,418,625
4.75% 11/2/16		265,000	259,700
5.15% 11/12/18		300,000	289,500
5.45% 11/28/19		580,000	545,200
6.375% 3/9/20		450,000	445,500
Lithuanian Republic:
6.125% 3/9/21 (f)		540,000	616,950
6.625% 2/1/22 (f)		575,000	677,063
7.375% 2/11/20 (f)		575,000	697,906
Moroccan Kingdom:
4.25% 12/11/22 (f)		495,000	451,688
5.5% 12/11/42 (f)		200,000	168,000
Panamanian Republic:
4.3% 4/29/53		290,000	226,200
6.7% 1/26/36		190,000	217,075
8.875% 9/30/27		200,000	275,000
Peruvian Republic:
4% 3/7/27 (e)		570,000	570,000
5.625% 11/18/50		110,000	114,400
8.75% 11/21/33		765,000	1,109,250
Philippine Republic:
7.75% 1/14/31		875,000	1,137,500
9.5% 2/2/30		760,000	1,128,600
10.625% 3/16/25		580,000	881,600
Plurinational State of Bolivia:
4.875% 10/29/22 (f)		425,000	383,031
5.95% 8/22/23 (f)		335,000	321,600
Provincia de Cordoba 12.375% 8/17/17 (f)		865,000	748,225
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		141,000	133,245
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		275,000	294,938
Republic of Armenia 6% 9/30/20 (f)		320,000	311,600
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,750,000	1,483,125
Republic of Namibia 5.5% 11/3/21 (f)		330,000	333,680
Republic of Nigeria:
0% 10/10/13	NGN	37,000,000	228,917

		Principal Amount (d)	Value
0% 11/7/13	NGN	52,935,000	$ 324,683
5.125% 7/12/18 (f)		290,000	293,625
6.375% 7/12/23 (f)		335,000	341,281
6.75% 1/28/21 (f)		155,000	167,013
Republic of Paraguay 4.625% 1/25/23 (f)		210,000	188,475
Republic of Serbia:
4.875% 2/25/20 (f)		400,000	369,000
5.25% 11/21/17 (f)		280,000	277,900
6.75% 11/1/24 (f)		1,063,952	1,034,693
7.25% 9/28/21 (f)		400,000	416,500
Republic of Zambia 5.375% 9/20/22 (f)		400,000	348,000
Romanian Republic:
4.375% 8/22/23 (f)		398,000	380,090
6.75% 2/7/22 (f)		750,000	851,250
Russian Federation:
4.875% 9/16/23 (f)		200,000	204,500
5.625% 4/4/42 (f)		800,000	818,000
5.875% 9/16/43 (f)		200,000	206,760
7.5% 3/31/30 (Reg. S)		4,433,000	5,230,940
12.75% 6/24/28 (Reg. S)		1,825,000	3,152,688
South African Republic 5.875% 9/16/25		200,000	210,250
Spanish Kingdom:
3.75% 10/31/18	EUR	2,500,000	3,472,360
4% 7/30/15	EUR	3,000,000	4,215,210
5.4% 1/31/23 (f)	EUR	800,000	1,175,789
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		400,000	375,000
5.45% 2/9/17 (Reg. S)		200,000	211,740
Tanzania United Republic of 6.3921% 3/8/20 (k)		400,000	412,000
Turkish Republic:
4.875% 4/16/43		280,000	231,000
5.125% 3/25/22		485,000	483,788
5.625% 3/30/21		490,000	510,825
6% 1/14/41		575,000	553,438
6.25% 9/26/22		475,000	510,008
6.75% 4/3/18		680,000	753,100
6.75% 5/30/40		765,000	803,250
6.875% 3/17/36		1,265,000	1,340,900
7% 9/26/16		460,000	510,600
7% 3/11/19		295,000	331,875
7.25% 3/5/38		875,000	973,438
7.375% 2/5/25		1,200,000	1,356,000
7.5% 11/7/19		625,000	721,875
8% 2/14/34		260,000	309,400
11.875% 1/15/30		360,000	569,700
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		755,000	621,931
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Ukraine Government:
6.25% 6/17/16 (f)		$ 430,000	$ 369,800
6.75% 11/14/17 (f)		260,000	221,962
7.75% 9/23/20 (f)		500,000	425,000
7.8% 11/28/22 (f)		500,000	416,250
7.95% 6/4/14 (f)		1,340,000	1,276,350
7.95% 2/23/21 (f)		400,000	341,000
9.25% 7/24/17 (f)		790,000	725,852
United Arab Emirates 7.75% 10/5/20 (Reg. S)		190,000	225,863
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	4,300,000	6,869,715
1.75% 9/7/22	GBP	7,350,000	11,144,048
2.25% 3/7/14	GBP	1,550,000	2,529,670
3.5% 7/22/68	GBP	3,625,000	5,864,228
United Mexican States:
4.75% 3/8/44		1,446,000	1,305,015
5.75% 10/12/2110		554,000	520,760
6.05% 1/11/40		1,286,000	1,406,241
6.75% 9/27/34		970,000	1,149,450
7.5% 4/8/33		305,000	386,588
8.3% 8/15/31		250,000	342,500
Uruguay Republic 7.875% 1/15/33 pay-in-kind		825,000	1,061,362
Venezuelan Republic:
oil recovery rights 4/15/20 (n)		10,236	263,577
6% 12/9/20		465,000	337,823
7% 3/31/38		360,000	234,900
8.5% 10/8/14		760,000	760,000
9% 5/7/23 (Reg. S)		1,810,000	1,466,100
9.25% 9/15/27		295,000	239,688
9.25% 5/7/28 (Reg. S)		610,000	478,850
9.375% 1/13/34		545,000	430,550
11.75% 10/21/26 (Reg. S)		980,000	904,050
11.95% 8/5/31 (Reg. S)		1,670,000	1,540,575
12.75% 8/23/22		1,870,000	1,862,520
13.625% 8/15/18		806,000	874,510
Vietnamese Socialist Republic:
1.25% 3/12/16 (k)		339,130	310,304
4% 3/12/28 (e)		1,474,167	1,253,042
6.875% 1/15/16 (f)		530,000	564,450
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $252,732,762)			253,445,515
Supranational Obligations - 0.5%
		Principal Amount (d)	Value
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		$ 200,000	$ 206,000
European Investment Bank 3% 10/14/33	EUR	3,000,000	4,095,486
Korea Development Bank 1.5% 5/30/18 (Reg.S)	EUR	600,000	800,637
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $4,994,406)			5,102,123
Common Stocks - 0.4%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.2%
Remy International, Inc.	6,195	125,387
TRW Automotive Holdings Corp. (a)	22,706	1,619,165
		1,744,552
Automobiles - 0.0%
General Motors Co. (a)	503	18,093
General Motors Co.:
warrants 7/10/16 (a)	10,197	269,405
warrants 7/10/19 (a)	10,197	189,664
Motors Liquidation Co. GUC Trust (a)	2,816	99,827
		576,989
Media - 0.0%
Haights Cross Communications, Inc. (a)	107	0
HMH Holdings, Inc. warrants 6/22/19 (a)(p)	2,218	3,327
RDA Holding Co. warrants 2/19/14 (a)(p)	510	0
		3,327
TOTAL CONSUMER DISCRETIONARY		2,324,868
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. (a)	5,683	25,574
FINANCIALS - 0.0%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A	314,563	81,200
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Rotech Healthcare, Inc.	6,068	112,182
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	115	0
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.0%
Delta Air Lines, Inc.	1,150	$ 27,129
Building Products - 0.1%
Nortek, Inc. (a)	11,993	824,039
Nortek, Inc. warrants 12/7/14 (a)	524	10,480
		834,519
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	644	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	6,028	0
		0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	321	27,089
Class B (a)	107	9,030
		36,119
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(f)	31,897	895,401
TOTAL INDUSTRIALS		1,793,168
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. (a)	417	10,504
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	2,669	57,464
Spansion, Inc. Class A (a)	148	1,493
		58,957
TOTAL INFORMATION TECHNOLOGY		69,461
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	36	2,636
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	416	42,128
Metals & Mining - 0.0%
Aleris International, Inc. (a)(p)	2,037	65,566
Paper & Forest Products - 0.0%
NewPage Corp.	1,380	114,540
TOTAL MATERIALS		224,870
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	140	3,952
TOTAL COMMON STOCKS (Cost $3,619,373)		4,635,275
Preferred Stocks - 0.5%
	Shares	Value
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Interpublic Group of Companies, Inc. 5.25%	300	$ 402,000
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	2,286	16,311
TOTAL CONVERTIBLE PREFERRED STOCKS		418,311
Nonconvertible Preferred Stocks - 0.5%
FINANCIALS - 0.5%
Commercial Banks - 0.2%
SunTrust Banks, Inc. Series E, 5.875%	31,443	681,055
Wells Fargo & Co. 5.20%	71,251	1,497,696
		2,178,751
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (f)	2,620	2,502,100
Real Estate Investment Trusts - 0.1%
Public Storage Series V, 5.375%	40,000	841,600
TOTAL FINANCIALS		5,522,451
TOTAL PREFERRED STOCKS (Cost $5,601,534)		5,940,762
Floating Rate Loans - 2.1%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.1%
Spotless Holdings Ltd.:
Tranche 1LN, term loan 5% 9/24/20 (k)	$ 150,000	150,375
Tranche 2LN, term loan 8.75% 2/24/21 (k)	190,000	190,950
		341,325
Hotels, Restaurants & Leisure - 0.2%
Centaur Acquisition LLC:
Tranche 1LN, term loan 5.25% 2/20/19 (k)	164,175	164,791
Tranche 2LN, term loan 8.75% 2/20/20 (k)	165,000	165,619
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (k)	235,000	245,575
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4341% 1/28/18 (k)	295,404	268,079
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Hilton Worldwide Finance, LLC Tranche B, term loan 4% 9/23/20 (k)	$ 1,465,000	$ 1,461,338
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (k)	277,900	276,511
		2,581,913
Media - 0.2%
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (k)	447,750	453,907
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (k)	1,240,000	1,232,250
TWCC Holding Corp. Tranche 2LN, term loan 7% 6/26/20 (k)	320,000	328,400
		2,014,557
TOTAL CONSUMER DISCRETIONARY		4,937,795
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
BJ's Wholesale Club, Inc. Tranche 2LN, term loan 9.75% 3/26/20 (k)	55,000	55,963
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (k)	285,000	289,275
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (k)	55,000	56,100
		401,338
Personal Products - 0.1%
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (k)	840,000	835,800
Tranche B, term loan 4% 11/19/17 (k)	371,250	371,250
		1,207,050
TOTAL CONSUMER STAPLES		1,608,388
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (k)	333,590	344,432
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (k)	325,876	316,100
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (k)	488,775	496,107
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (k)	499,500	500,749

	Principal Amount (d)	Value
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/25/20 (k)	$ 1,545,000	$ 1,545,000
Tranche B 1LN, term loan 3.875% 9/25/18 (k)	120,000	119,850
Panda Sherman Power, LLC term loan 9% 9/14/18 (k)	205,000	207,050
Panda Temple Power, LLC term loan 7.25% 4/3/19 (k)	110,000	111,513
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (k)	130,000	130,000
		3,770,801
FINANCIALS - 0.0%
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 3.1963% 10/10/13 (k)	21,167	21,167
Credit-Linked Deposit 4.4463% 10/10/16 (k)	52,018	52,018
		73,185
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.4%
DaVita, Inc. Tranche A, term loan 2.93% 10/20/15 (k)	584,357	587,279
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (k)	1,076,266	1,076,266
Quintiles Transnational Corp. Tranche B, term loan 4% 6/8/18 (k)	2,816,317	2,812,797
		4,476,342
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4.25% 12/5/18 (k)	1,238,045	1,238,045
TOTAL HEALTH CARE		5,714,387
INDUSTRIALS - 0.2%
Airlines - 0.0%
Northwest Airlines Corp. Tranche A, term loan 2% 12/31/18 (k)	612,513	563,512
Commercial Services & Supplies - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (k)	189,525	189,051
Tranche B 2LN, term loan 8.25% 11/30/20 (k)	375,000	373,594
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (k)	225,000	227,250
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (k)	323,375	315,291
		1,105,186
Floating Rate Loans - continued
	Principal Amount (d)	Value
INDUSTRIALS - continued
Machinery - 0.1%
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (k)	$ 746,229	$ 747,162
TOTAL INDUSTRIALS		2,415,860
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (k)	1,640,000	1,635,900
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (k)	69,825	69,825
Tranche 2LN, term loan 8.25% 5/22/21 (k)	30,000	30,075
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/24/20 (k)	640,000	662,400
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (k)	139,575	140,105
		2,538,305
MATERIALS - 0.0%
Construction Materials - 0.0%
Fairmount Minerals Ltd. Tranche B 2LN, term loan 5% 9/5/19 (k)	85,000	85,000
Metals & Mining - 0.0%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (k)	84,363	84,363
Tranche B 2LN, term loan 8.75% 1/25/21 (k)	50,000	50,407
		134,770
TOTAL MATERIALS		219,770
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (k)	751,225	753,103
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/14/20 (k)	40,000	40,600
		793,703
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.75% 3/31/17 (k)	345,000	345,863
TOTAL TELECOMMUNICATION SERVICES		1,139,566

	Principal Amount (d)	Value
UTILITIES - 0.1%
Electric Utilities - 0.0%
Essential Power LLC Tranche B, term loan 4.25% 8/8/19 (k)	$ 310,266	$ 309,490
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (k)	176,667	175,342
Independent Power Producers & Energy Traders - 0.1%
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (k)	283,200	286,032
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (k)	265,000	264,338
		550,370
TOTAL UTILITIES		1,035,202
TOTAL FLOATING RATE LOANS (Cost $23,046,346)		23,453,259
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (k)	301,277	281,694
Goldman Sachs 1.1875% 12/14/19 (k)	542,257	507,010
1.25% 12/14/19 (k)	405,475	379,119
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,142,421)		1,167,823
Fixed-Income Funds - 0.5%
	Shares
Fidelity Floating Rate Central Fund (l) (Cost $4,455,711)	55,212	5,874,005
Preferred Securities - 0.8%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 930,000	978,730
NBCUniversal Enterprise, Inc. 5.25% (f)(g)	770,000	763,633
		1,742,363
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)	400,000	407,111
Preferred Securities - continued
	Principal Amount (d)	Value
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd. 5.875% (f)(g)	$ 400,000	$ 327,640
FINANCIALS - 0.5%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (g)(k)	135,000	148,976
Diversified Financial Services - 0.5%
Bank of America Corp.:
5.2% (g)(k)	965,000	883,093
8% (g)(k)	255,000	283,355
8.125% (g)(k)	145,000	165,037
Citigroup, Inc. 5.95% (g)(k)	2,405,000	2,267,160
JPMorgan Chase & Co. 6% (g)(k)	2,580,000	2,445,270
		6,043,915
TOTAL FINANCIALS		6,192,891
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (g)	100,000	97,350
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)	720,000	592,228
TOTAL PREFERRED SECURITIES (Cost $9,839,012)		9,359,583
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $1)	108,228	1
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.10% (b) (Cost $48,834,521)	48,834,521	48,834,521
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,125,575,658)		1,137,040,805
NET OTHER ASSETS (LIABILITIES) - 0.5%		5,723,536
NET ASSETS - 100%		$ 1,142,764,341
TBA Sale Commitments
	Principal Amount (d)	Value
Fannie Mae
3.5% 10/1/43	$ (4,700,000)	$ (4,788,125)
3.5% 10/1/43	(1,600,000)	(1,630,000)
3.5% 10/1/43	(4,800,000)	(4,890,000)
TOTAL TBA SALE COMMITMENTS (Proceeds $11,039,273)		$ (11,308,125)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
21 CBOT 10 Year U.S. Treasury Note Contracts	Dec. 2013	$ 2,654,203	$ 31,088
61 CBOT 2 Year U.S. Treasury Note Contracts	Dec. 2013	13,436,203	34,615
31 CBOT 5 Year U.S. Treasury Note Contracts	Dec. 2013	3,752,453	39,477
14 CBOT Long Term U.S. Treasury Bond Contracts	Dec. 2013	1,867,250	26,181
24 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2013	3,410,250	88,403
TOTAL TREASURY CONTRACTS		$ 25,120,359	$ 219,764

The face value of futures purchased as a percentage of net assets is 2.2%
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty (1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid) (2)	Unrealized Appreciation/ (Depreciation)
CME	Sep. 2043	$ 1,700,000	3-month LIBOR	3.87%	$ (73,126)	$ 0	$ (73,126)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NGN	-	Nigerian naira
TRY	-	Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $226,386,153 or 19.8% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $222,442.
(j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $143,981.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Quantity represents share amount.
(o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $68,893 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	6/1/10	$ 71,295
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 4,281
RDA Holding Co. warrants 2/19/14	2/27/07	$ 160,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,274
Fidelity Floating Rate Central Fund	238,936
Total	$ 282,210
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 6,048,108	$ 246,054	$ 502,242	$ 5,874,005	0.4%
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,726,868	$ 2,321,541	$ 402,000	$ 3,327
Consumer Staples	41,885	-	25,574	16,311
Financials	5,603,651	3,020,351	2,502,100	81,200
Health Care	112,182	-	-	112,182
Industrials	1,793,168	861,648	-	931,520
Information Technology	69,461	69,461	-	-
Materials	224,870	44,764	-	180,106
Utilities	3,952	3,952	-	-
Corporate Bonds	472,924,633	-	472,913,866	10,767
U.S. Government and Government Agency Obligations	219,481,480	-	219,481,480	-
U.S. Government Agency - Mortgage Securities	38,087,397	-	38,087,397	-
Asset-Backed Securities	348,602	-	348,602	-
Collateralized Mortgage Obligations	34,515,576	-	34,515,576	-
Commercial Mortgage Securities	13,870,250	-	13,870,250	-
Foreign Government and Government Agency Obligations	253,445,515	-	252,875,515	570,000
Supranational Obligations	5,102,123	-	5,102,123	-
Floating Rate Loans	23,453,259	-	22,254,609	1,198,650
Sovereign Loan Participations	1,167,823	-	-	1,167,823
Fixed-Income Funds	5,874,005	5,874,005	-	-
Preferred Securities	9,359,583	-	9,359,583	-
Other	1	-	-	1
Money Market Funds	48,834,521	48,834,521	-	-
Total Investments in Securities:	$ 1,137,040,805	$ 61,030,243	$ 1,071,738,675	$ 4,271,887
Derivative Instruments:
Assets
Futures Contracts	$ 219,764	$ 219,764	$ -	$ -
Liabilities
Swaps	$ (73,126)	$ -	$ (73,126)	$ -
Total Derivative Instruments:	$ 146,638	$ 219,764	$ (73,126)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (11,308,125)	$ -	$ (11,308,125)	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $1,123,239,973. Net unrealized appreciation aggregated $13,800,832, of which $39,384,846 related to appreciated investment securities and $25,584,014 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations, and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Target Volatility Portfolio

September 30, 2013

1.955030.100

VIPTV-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 59.6%
	Shares	Value
Domestic Equity Funds - 40.1%
Fidelity Air Transportation Portfolio (b)	3,072	$ 161,408
Fidelity Automotive Portfolio (b)	13,013	706,584
Fidelity Banking Portfolio (b)	2,858	68,540
Fidelity Biotechnology Portfolio (b)	3,353	588,274
Fidelity Blue Chip Growth Fund (b)	3,511	205,087
Fidelity Brokerage & Investment Management Portfolio (b)	779	50,128
Fidelity Chemicals Portfolio (b)	2,821	388,668
Fidelity Communications Equipment Portfolio (b)	2,106	58,333
Fidelity Computers Portfolio (b)	743	49,991
Fidelity Consumer Discretionary Portfolio (b)	7,793	255,775
Fidelity Contrafund (b)	7,232	674,728
Fidelity Energy Portfolio (b)	3,716	226,621
Fidelity Energy Service Portfolio (a)(b)	6,485	539,250
Fidelity Equity-Income Fund (b)	13,307	737,984
Fidelity Growth Discovery Fund (b)	103,774	2,038,122
Fidelity Health Care Portfolio (b)	2,743	496,365
Fidelity Industrial Equipment Portfolio (b)	5,224	229,370
Fidelity Industrials Portfolio (b)	26,417	824,748
Fidelity Insurance Portfolio (b)	8,195	536,027
Fidelity Large Cap Stock Fund (b)	64,157	1,603,928
Fidelity Low-Priced Stock Fund (b)	19,859	930,404
Fidelity Materials Portfolio (b)	1,595	127,889
Fidelity Medical Equipment & Systems Portfolio (b)	1,716	59,940
Fidelity Mid Cap Value Fund (b)	20,537	460,439
Fidelity Multimedia Portfolio (b)	3,393	255,772
Fidelity New Millennium Fund (b)	21,619	820,652
Fidelity OTC Portfolio (b)	16,061	1,209,737
Fidelity Pharmaceuticals Portfolio (b)	5,011	93,297
Fidelity Real Estate Investment Portfolio (b)	137	4,453
Fidelity Small Cap Enhanced Index Fund (b)	15,039	181,975
Fidelity Small Cap Growth Fund (b)	46,185	863,664
Fidelity Small Cap Value Fund (b)	32,958	625,549
Fidelity Software & Computer Services Portfolio (b)	4,174	455,098
Fidelity Technology Portfolio (b)	4,216	511,545
Fidelity Telecommunications Portfolio (b)	96	5,561
Fidelity Transportation Portfolio (b)	1,919	127,887
Fidelity Value Fund (b)	13,644	1,306,552

	Shares	Value
Fidelity Wireless Portfolio (b)	17,140	$ 166,254
SPDR S&P 500 ETF	1,231	206,931
TOTAL DOMESTIC EQUITY FUNDS		18,853,530
International Equity Funds - 19.5%
Fidelity Diversified International Fund (b)	11,251	389,278
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (b)	100	908
Fidelity Emerging Markets Fund (b)	2,926	67,933
Fidelity Europe Capital Appreciation Fund (b)	238	5,250
Fidelity Europe Fund (b)	52,152	1,898,348
Fidelity International Discovery Fund (b)	53,496	2,053,695
Fidelity International Small Cap Fund (b)	70,943	1,847,360
Fidelity International Small Cap Opportunities Fund (b)	37,151	498,192
Fidelity Japan Smaller Companies Fund (b)	79,476	1,122,195
Fidelity Nordic Fund (b)	24,605	1,023,082
Fidelity Pacific Basin Fund (b)	429	13,132
iShares MSCI EAFE Index ETF	847	54,030
iShares MSCI Japan Small Capital Index ETF	2,296	126,739
WisdomTree Japan Hedged Equity ETF	1,979	94,853
TOTAL INTERNATIONAL EQUITY FUNDS		9,194,995
TOTAL EQUITY FUNDS (Cost $27,540,400)		28,048,525
Fixed-Income Funds - 33.1%

Fixed-Income Funds - 33.1%
Fidelity Conservative Income Bond Fund (b)	41,486	416,524
Fidelity Corporate Bond Fund (b)	279,371	3,047,932
Fidelity Floating Rate High Income Fund (b)	23,084	228,996
Fidelity Intermediate Bond Fund (b)	49,657	539,773
Fidelity Real Estate Income Fund (b)	130	1,469
Fidelity Total Bond Fund (b)	1,071,931	11,341,033
TOTAL FIXED-INCOME FUNDS (Cost $15,587,814)		15,575,727
U.S. Treasury Obligations - 0.3%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 10/3/13 to 12/12/13 (c) (Cost $124,999)	$ 125,000	$ 124,999
TOTAL INVESTMENT PORTFOLIO - 93.0% (Cost $43,253,213)		43,749,251
NET OTHER ASSETS (LIABILITIES) - 7.0%		3,277,378
NET ASSETS - 100%		$ 47,026,629
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
28 CME E-mini S&P 500 Index Contracts	Dec. 2013	$ 2,344,020	$ (13,406)
3 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2013	272,280	5,064
TOTAL EQUITY INDEX CONTRACTS		$ 2,616,300	$ (8,342)

The face value of futures purchased as a percentage of net assets is 5.6%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) Affiliated company
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $124,999.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ -	$ 158,153	$ -	$ 17	$ 161,408
Fidelity Automotive Portfolio	-	688,944	-	-	706,584
Fidelity Banking Portfolio	-	65,829	-	-	68,540
Fidelity Biotechnology Portfolio	-	627,809	45,716	-	588,274
Fidelity Blue Chip Growth Fund	-	311,581	107,532	-	205,087
Fidelity Brokerage & Investment Management Portfolio	-	193,700	153,638	-	50,128
Fidelity Chemicals Portfolio	-	388,239	-	12	388,668
Fidelity China Region Fund	-	27,412	27,511	-	-
Fidelity Communications Equipment Portfolio	-	52,500	-	-	58,333
Fidelity Computers Portfolio	-	113,583	66,888	17	49,991
Fidelity Conservative Income Bond Fund	-	1,605,971	1,188,894	300	416,524
Fidelity Construction & Housing Portfolio	-	39,721	39,501	7	-
Fidelity Consumer Discretionary Portfolio	-	337,764	93,916	15	255,775
Fidelity Consumer Finance Portfolio	-	28,864	31,325	16	-
Fidelity Consumer Staples Portfolio	-	48,284	51,098	116	-
Fidelity Contrafund	-	673,804	-	-	674,728
Fidelity Corporate Bond Fund	-	3,055,659	-	10,795	3,047,932
Fidelity Diversified International Fund	-	368,491	-	-	389,278
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Electronics Portfolio	$ -	$ 26,501	$ 29,413	$ 1	$ -
Fidelity Emerging Asia Fund	-	27,412	25,546	-	-
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	-	27,412	24,412	-	908
Fidelity Emerging Markets Discovery Fund	-	39,500	36,847	-	-
Fidelity Emerging Markets Fund	-	108,820	34,570	-	67,933
Fidelity Energy Portfolio	-	224,585	-	-	226,621
Fidelity Energy Service Portfolio	-	563,283	30,000	-	539,250
Fidelity Equity-Income Fund	-	910,836	183,633	672	737,984
Fidelity Europe Capital Appreciation Fund	-	5,000	-	-	5,250
Fidelity Europe Fund	-	1,845,034	-	-	1,898,348
Fidelity Floating Rate High Income Fund	-	229,420	-	1,350	228,996
Fidelity Focused Stock Fund	-	89,084	88,536	-	-
Fidelity Growth & Income Portfolio	-	1,029,507	1,105,710	4,899	-
Fidelity Growth Discovery Fund	-	2,038,812	-	-	2,038,122
Fidelity Health Care Portfolio	-	487,274	-	-	496,365
Fidelity Industrial Equipment Portfolio	-	230,159	-	-	229,370
Fidelity Industrials Portfolio	-	815,364	-	72	824,748
Fidelity Insurance Portfolio	-	558,644	23,557	-	536,027
Fidelity Intermediate Bond Fund	-	2,003,339	1,465,885	5,866	539,773
Fidelity International Discovery Fund	-	2,076,822	89,875	-	2,053,695
Fidelity International Small Cap Fund	-	1,798,477	-	-	1,847,360
Fidelity International Small Cap Opportunities Fund	-	474,713	-	-	498,192
Fidelity International Value Fund	-	445,682	438,682	-	-
Fidelity Investment Grade Bond Fund	-	434,509	420,240	2,784	-
Fidelity Japan Smaller Companies Fund	-	1,088,856	-	-	1,122,195
Fidelity Large Cap Growth Fund	-	17,933	18,743	-	-
Fidelity Large Cap Stock Fund	-	1,956,961	416,608	1,702	1,603,928
Fidelity Large Cap Value Enhanced Index Fund	-	109,892	121,305	423	-
Fidelity Leveraged Company Stock Fund	-	79,348	90,271	348	-
Fidelity Low-Priced Stock Fund	-	929,582	-	-	930,404
Fidelity Materials Portfolio	-	127,889	-	-	127,889
Fidelity Medical Equipment & Systems Portfolio	-	53,208	-	-	59,940
Fidelity Mega Cap Stock Fund	-	1,138,836	1,190,330	3,466	-
Fidelity Mid Cap Value Fund	-	448,775	-	-	460,439
Fidelity Multimedia Portfolio	-	301,779	52,200	-	255,772
Fidelity New Millennium Fund	-	817,180	-	-	820,652
Fidelity Nordic Fund	-	1,023,115	-	-	1,023,082
Fidelity OTC Portfolio	-	1,196,842	-	71,886	1,209,737
Fidelity Pacific Basin Fund	-	12,088	-	-	13,132
Fidelity Pharmaceuticals Portfolio	-	80,410	-	296	93,297
Fidelity Real Estate Income Fund	-	50,212	48,884	383	1,469
Fidelity Real Estate Investment Portfolio	-	136,258	130,060	406	4,453
Fidelity Small Cap Enhanced Index Fund	-	167,551	-	18	181,975
Fidelity Small Cap Growth Fund	-	914,293	44,088	36,315	863,664
Fidelity Small Cap Value Fund	-	747,344	105,957	30,119	625,549
Fidelity Software & Computer Services Portfolio	-	431,981	-	-	455,098
Fidelity Technology Portfolio	-	511,558	-	-	511,545
Fidelity Telecommunications Portfolio	-	50,191	50,393	191	5,561
Fidelity Total Bond Fund	-	11,364,984	15,560	27,755	11,341,033
Fidelity Transportation Portfolio	-	127,889	-	-	127,887
Fidelity Value Fund	-	1,297,266	-	-	1,306,552
Fidelity Wireless Portfolio	-	232,256	69,891	-	166,254
Spartan U.S. Bond Index Fund Investor Class	-	116,027	117,330	369	-
Total	$ -	$ 50,807,001	$ 8,274,545	$ 200,616	$ 43,141,699
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$ 28,048,525	$ 28,048,525	$ -	$ -
Fixed-Income Funds	15,575,727	15,575,727	-	-
U.S. Treasury Obligations	124,999	-	124,999	-
Total Investments in Securities:	$ 43,749,251	$ 43,624,252	$ 124,999	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 5,064	$ 5,064	$ -	$ -
Liabilities
Futures Contracts	$ (13,406)	$ (13,406)	$ -	$ -
Total Derivative Instruments:	$ (8,342)	$ (8,342)	$ -	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $43,270,905. Net unrealized appreciation aggregated $478,346, of which $579,362 related to appreciated investment securities and $101,016 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Funds valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investment by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2030 Portfolio

September 30, 2013

1.822347.108

VIPF2030-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.8%
	Shares	Value
Domestic Equity Funds - 51.8%
VIP Contrafund Portfolio Initial Class (a)	641,974	$ 20,235,028
VIP Equity-Income Portfolio Initial Class (a)	882,083	20,949,476
VIP Growth & Income Portfolio Initial Class (a)	1,347,760	24,017,076
VIP Growth Portfolio Initial Class (a)	406,714	21,547,704
VIP Mid Cap Portfolio Initial Class (a)	162,318	6,065,828
VIP Value Portfolio Initial Class (a)	1,010,941	15,598,813
VIP Value Strategies Portfolio Initial Class (a)	574,920	7,611,938
TOTAL DOMESTIC EQUITY FUNDS (Cost $91,378,306)		116,025,863
International Equity Funds - 19.6%

Developed International Equity Funds - 15.5%
VIP Overseas Portfolio Initial Class (a)	1,794,083	34,661,678
Emerging Markets Equity Funds - 4.1%
VIP Emerging Markets Portfolio Initial Class (a)	1,047,416	9,175,367
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $39,268,161)		43,837,045
Bond Funds - 28.6%
	Shares	Value
High Yield Bond Funds - 7.2%
VIP High Income Portfolio Initial Class (a)	2,713,993	$ 16,148,258
Investment Grade Bond Funds - 21.4%
VIP Investment Grade Bond Portfolio Initial Class (a)	3,729,977	47,855,608
TOTAL BOND FUNDS (Cost $64,005,876)		64,003,866
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $194,652,343)		223,866,774
NET OTHER ASSETS (LIABILITIES) - 0.0%		(36,175)
NET ASSETS - 100%		$ 223,830,599
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 14,706,853	$ 4,199,800	$ 1,711,489	$ -	$ 20,235,028
VIP Emerging Markets Portfolio Initial Class	7,608,177	2,189,664	649,949	-	9,175,367
VIP Equity-Income Portfolio Initial Class	15,730,299	4,446,310	2,376,817	-	20,949,476
VIP Growth & Income Portfolio Initial Class	17,792,158	5,003,034	2,914,256	2,484	24,017,076
VIP Growth Portfolio Initial Class	14,582,533	4,321,921	1,562,456	-	21,547,704
VIP High Income Portfolio Initial Class	12,609,248	4,266,258	1,039,238	13,267	16,148,258
VIP Investment Grade Bond Portfolio Initial Class	36,105,462	15,526,769	3,053,018	-	47,855,608
VIP Mid Cap Portfolio Initial Class	4,378,516	1,278,279	645,788	-	6,065,828
VIP Overseas Portfolio Initial Class	24,815,733	6,783,633	2,439,836	-	34,661,678
VIP Value Portfolio Initial Class	11,703,020	3,215,579	2,068,142	-	15,598,813
VIP Value Strategies Portfolio Initial Class	5,801,138	1,588,100	941,068	-	7,611,938
Total	$ 165,833,137	$ 52,819,347	$ 19,402,057	$ 15,751	$ 223,866,774
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $195,804,397. Net unrealized appreciation aggregated $28,062,377, of which $31,610,333 related to appreciated investment securities and $3,547,956 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2013